UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-3320

Fidelity Colchester Street Trust
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices) (Zip code)

Eric D. Roiter, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	March 31

Date of reporting period:	September 30, 2007

Item 1. Reports to Stockholders

Fidelity ®

Institutional

Money Market

Funds

Semiannual Report

September 30, 2007

(2_fidelity_logos) (Registered_Trademark)

Contents

Fidelity Institutional Money Market Funds
Shareholder Expense Example	<Click Here>
Investment Changes, Schedules of Investments & Financial Statements
Treasury Only Portfolio	<Click Here>
Treasury Portfolio	<Click Here>
Government Portfolio	<Click Here>
Prime Money Market Portfolio	<Click Here>
Money Market Portfolio	<Click Here>
Tax-Exempt Portfolio	<Click Here>
Notes to Financial Statements	<Click Here>
Board Approval of Investment Advisory Contracts and Management Fees	<Click Here>

Fund Goals:
Treasury Only Portfolio, Treasury Portfolio, Government Portfolio, Prime Money Market Portfolio, and Money Market Portfolio seek to obtain as high a level of current income as is consistent with the preservation of principal and liquidity within the limitations prescribed for the fund.

Tax-Exempt Portfolio seeks to obtain as high a level of interest income exempt from federal income tax as is consistent with liquidity and stability of principal.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com (search for "proxy voting guidelines") or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by
Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

Investments in the funds are neither insured nor guaranteed by the U.S. Government, and there can be no assurance that the funds will maintain a stable $1.00 share price.
This report and the financial statements contained herein are submitted for the general information of the shareholders of the funds. This report is not authorized for distribution to prospective investors in the funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the funds nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (April 1, 2007 to September 30, 2007).

Actual Expenses

The first line of the accompanying table for each class of each fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, each Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of each fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, each Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value April 1, 2007	Ending Account Value September 30, 2007	Expenses Paid During Period* April 1, 2007 to September 30, 2007
Treasury Only Portfolio
Class I
Actual	$ 1,000.00	$ 1,023.50	$ 1.01
HypotheticalA	$ 1,000.00	$ 1,024.00	$ 1.01
Class II
Actual	$ 1,000.00	$ 1,022.70	$ 1.77
HypotheticalA	$ 1,000.00	$ 1,023.25	$ 1.77
Class III
Actual	$ 1,000.00	$ 1,022.20	$ 2.27
HypotheticalA	$ 1,000.00	$ 1,022.75	$ 2.28
Select Class
Actual	$ 1,000.00	$ 1,023.20	$ 1.26
HypotheticalA	$ 1,000.00	$ 1,023.75	$ 1.26
Treasury Portfolio
Class I
Actual	$ 1,000.00	$ 1,024.80	$ 1.01
HypotheticalA	$ 1,000.00	$ 1,024.00	$ 1.01
Class II
Actual	$ 1,000.00	$ 1,024.00	$ 1.77
HypotheticalA	$ 1,000.00	$ 1,023.25	$ 1.77
Class III
Actual	$ 1,000.00	$ 1,023.50	$ 2.28
HypotheticalA	$ 1,000.00	$ 1,022.75	$ 2.28
Select Class
Actual	$ 1,000.00	$ 1,024.50	$ 1.27
HypotheticalA	$ 1,000.00	$ 1,023.75	$ 1.26
	Beginning Account Value April 1, 2007	Ending Account Value September 30, 2007	Expenses Paid During Period* April 1, 2007 to September 30, 2007
Government Portfolio
Class I
Actual	$ 1,000.00	$ 1,025.90	$ 1.01
HypotheticalA	$ 1,000.00	$ 1,024.00	$ 1.01
Class II
Actual	$ 1,000.00	$ 1,025.20	$ 1.77
HypotheticalA	$ 1,000.00	$ 1,023.25	$ 1.77
Class III
Actual	$ 1,000.00	$ 1,024.70	$ 2.28
HypotheticalA	$ 1,000.00	$ 1,022.75	$ 2.28
Select Class
Actual	$ 1,000.00	$ 1,025.70	$ 1.27
HypotheticalA	$ 1,000.00	$ 1,023.75	$ 1.26
Prime Money Market Portfolio
Class I
Actual	$ 1,000.00	$ 1,026.50	$ 1.01
HypotheticalA	$ 1,000.00	$ 1,024.00	$ 1.01
Class II
Actual	$ 1,000.00	$ 1,025.70	$ 1.77
HypotheticalA	$ 1,000.00	$ 1,023.25	$ 1.77
Class III
Actual	$ 1,000.00	$ 1,025.20	$ 2.28
HypotheticalA	$ 1,000.00	$ 1,022.75	$ 2.28
Select Class
Actual	$ 1,000.00	$ 1,026.20	$ 1.27
HypotheticalA	$ 1,000.00	$ 1,023.75	$ 1.26
Money Market Portfolio
Class I
Actual	$ 1,000.00	$ 1,026.60	$ .91
HypotheticalA	$ 1,000.00	$ 1,024.10	$ .91
Class II
Actual	$ 1,000.00	$ 1,025.80	$ 1.67
HypotheticalA	$ 1,000.00	$ 1,023.35	$ 1.67
Class III
Actual	$ 1,000.00	$ 1,025.30	$ 2.18
HypotheticalA	$ 1,000.00	$ 1,022.85	$ 2.17
Select Class
Actual	$ 1,000.00	$ 1,026.30	$ 1.17
HypotheticalA	$ 1,000.00	$ 1,023.85	$ 1.16
Tax-Exempt Portfolio
Class I
Actual	$ 1,000.00	$ 1,018.10	$ 1.01
HypotheticalA	$ 1,000.00	$ 1,024.00	$ 1.01
Class II
Actual	$ 1,000.00	$ 1,017.30	$ 1.77
HypotheticalA	$ 1,000.00	$ 1,023.25	$ 1.77
Class III
Actual	$ 1,000.00	$ 1,016.80	$ 2.27
HypotheticalA	$ 1,000.00	$ 1,022.75	$ 2.28
Select Class
Actual	$ 1,000.00	$ 1,017.80	$ 1.26
HypotheticalA	$ 1,000.00	$ 1,023.75	$ 1.26

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio (shown in the table below) ; multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

Semiannual Report

Annualized Expense Ratio
Treasury Only Portfolio
Class I	.20%
Class II	.35%
Class III	.45%
Select Class	.25%
Treasury Portfolio
Class I	.20%
Class II	.35%
Class III	.45%
Select Class	.25%
Government Portfolio
Class I	.20%
Class II	.35%
Class III	.45%
Select Class	.25%
Prime Money Market Portfolio
Class I	.20%
Class II	.35%
Class III	.45%
Select Class	.25%
Money Market Portfolio
Class I	.18%
Class II	.33%
Class III	.43%
Select Class	.23%
Tax-Exempt Portfolio
Class I	.20%
Class II	.35%
Class III	.45%
Select Class	.25%

Semiannual Report

Treasury Only Portfolio

Investment Changes

Maturity Diversification
Days	% of fund's investments 9/30/07	% of fund's investments 3/31/07	% of fund's investments 9/30/06
0 - 30	24.1	23.0	23.9
31 - 90	61.8	56.3	48.6
91 - 180	10.4	20.7	27.5
181 - 397	3.7	0.0	0.0
Weighted Average Maturity
	9/30/07	3/31/07	9/30/06
Treasury Only Portfolio	60 Days	62 Days	64 Days
All Taxable Money Market Funds Average*	40 Days	40 Days	41 Days
Asset Allocation (% of fund's net assets)
As of September 30, 2007	As of March 31, 2007
U.S. Treasury Obligations 100.2%	U.S. Treasury Obligations 100.0%
Net Other Assets** (0.2)%	Net Other Assets** 0.0%

**Net Other Assets are not included in the pie chart.

*Source: iMoneyNet, Inc.

Semiannual Report

Treasury Only Portfolio

Investments September 30, 2007 (Unaudited)

Showing Percentage of Net Assets

U.S. Treasury Obligations - 100.2%
Due Date	Yield (a)	Principal Amount (000s)	Value (000s)
U.S. Treasury Bills - 93.5%
10/4/07 to 3/13/08	2.52 to 4.93%	$ 2,305,099	$ 2,291,872
U.S. Treasury Bonds - 1.7%
11/15/07	3.92	40,800	41,109
U.S. Treasury Notes - 5.0%
2/15/08 to 5/15/08	5.00 to 5.10	127,525	124,077
TOTAL INVESTMENT PORTFOLIO - 100.2% (Cost $2,457,058)	2,457,058
NET OTHER ASSETS - (0.2)%	(5,939)
NET ASSETS - 100%	$ 2,451,119
Legend
(a) Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating rate securities, the rate at period end.
Income Tax Information
At March 31, 2007, the fund had a capital loss carryforward of approximately $406,000 of which $20,000, $142,000, $184,000 and $60,000 will expire on March 31, 2011, 2012, 2013 and 2014, respectively.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Treasury Only Portfolio

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	September 30, 2007 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $2,457,058)		$ 2,457,058
Receivable for fund shares sold		1,789
Interest receivable		1,595
Prepaid expenses		1
Receivable from investment adviser for expense reductions		119
Total assets		2,460,562

Liabilities
Payable for fund shares redeemed	$ 5,958
Distributions payable	2,876
Accrued management fee	425
Distribution fees payable	81
Other affiliated payables	55
Other payables and accrued expenses	48
Total liabilities		9,443

Net Assets		$ 2,451,119
Net Assets consist of:
Paid in capital		$ 2,451,285
Undistributed net investment income		5
Accumulated undistributed net realized gain (loss) on investments		(171)
Net Assets		$ 2,451,119

Class I: Net Asset Value, offering price and redemption price per share ($1,933,424 ÷ 1,933,259 shares)		$ 1.00

Class II: Net Asset Value, offering price and redemption price per share ($176,127 ÷ 176,153 shares)		$ 1.00

Class III: Net Asset Value, offering price and redemption price per share ($268,642 ÷ 268,606 shares)		$ 1.00

Select Class: Net Asset Value, offering price and redemption price per share ($72,926 ÷ 72,935 shares)		$ 1.00

Statement of Operations

Amounts in thousands	Six months ended September 30, 2007 (Unaudited)

Investment Income
Interest		$ 46,759

Expenses
Management fee	$ 1,953
Transfer agent fees	160
Distribution fees	443
Accounting fees and expenses	96
Custodian fees and expenses	13
Independent trustees' compensation	3
Registration fees	106
Audit	22
Legal	2
Miscellaneous	4
Total expenses before reductions	2,802
Expense reductions	(411)	2,391
Net investment income		44,368
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		127
Net increase in net assets resulting from operations		$ 44,495

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

Amounts in thousands	Six months ended September 30, 2007 (Unaudited)	Year ended March 31, 2007
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 44,368	$ 71,135
Net realized gain (loss)	127	32
Net increase in net assets resulting from operations	44,495	71,167
Distributions to shareholders from net investment income	(44,369)	(71,136)
Share transactions - net increase (decrease)	612,472	529,584
Total increase (decrease) in net assets	612,598	529,615

Net Assets
Beginning of period	1,838,521	1,308,906
End of period (including undistributed net investment income of $5 and undistributed net investment income of $6, respectively)	$ 2,451,119	$ 1,838,521

Financial Highlights - Class I

	Six months ended September 30, 2007	Years ended March 31,
	(Unaudited)	2007	2006	2005	2004	2003
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income	.023	.048	.033	.014	.009	.015
Net realized and unrealized gain (loss) E	-	-	-	-	-	-
Total from investment operations	.023	.048	.033	.014	.009	.015
Distributions from net investment income	(.023)	(.048)	(.033)	(.014)	(.009)	(.015)
Distributions from net realized gain	-	-	-	- E	-	-
Total distributions	(.023)	(.048)	(.033)	(.014)	(.009)	(.015)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return B, C	2.35%	4.87%	3.33%	1.45%	.89%	1.50%
Ratios to Average Net Assets D
Expenses before reductions	.24% A	.24%	.24%	.24%	.24%	.24%
Expenses net of fee waivers, if any	.20% A	.20%	.20%	.20%	.20%	.20%
Expenses net of all reductions	.20% A	.20%	.20%	.20%	.20%	.20%
Net investment income	4.60% A	4.78%	3.30%	1.43%	.89%	1.48%
Supplemental Data
Net assets, end of period (in millions)	$ 1,933	$ 1,425	$ 1,055	$ 835	$ 982	$ 1,175

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

E Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class II

	Six months ended September 30, 2007	Years ended March 31,
	(Unaudited)	2007	2006	2005	2004	2003
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income	.022	.046	.031	.013	.007	.013
Net realized and unrealized gain (loss) E	-	-	-	-	-	-
Total from investment operations	.022	.046	.031	.013	.007	.013
Distributions from net investment income	(.022)	(.046)	(.031)	(.013)	(.007)	(.013)
Distributions from net realized gain	-	-	-	- E	-	-
Total distributions	(.022)	(.046)	(.031)	(.013)	(.007)	(.013)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return B, C	2.27%	4.71%	3.18%	1.30%	.74%	1.34%
Ratios to Average Net Assets D
Expenses before reductions	.39% A	.39%	.39%	.39%	.39%	.39%
Expenses net of fee waivers, if any	.35% A	.35%	.35%	.35%	.35%	.35%
Expenses net of all reductions	.35% A	.35%	.35%	.35%	.35%	.35%
Net investment income	4.45% A	4.63%	3.15%	1.28%	.74%	1.33%
Supplemental Data
Net assets, end of period (in millions)	$ 176	$ 210	$ 102	$ 121	$ 119	$ 225

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

E Amount represents less than $.001 per share.

Financial Highlights - Class III

	Six months ended September 30, 2007	Years ended March 31,
	(Unaudited)	2007	2006	2005	2004	2003
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income	.022	.045	.030	.012	.006	.012
Net realized and unrealized gain (loss) E	-	-	-	-	-	-
Total from investment operations	.022	.045	.030	.012	.006	.012
Distributions from net investment income	(.022)	(.045)	(.030)	(.012)	(.006)	(.012)
Distributions from net realized gain	-	-	-	- E	-	-
Total distributions	(.022)	(.045)	(.030)	(.012)	(.006)	(.012)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return B, C	2.22%	4.61%	3.07%	1.20%	.64%	1.25%
Ratios to Average Net Assets D
Expenses before reductions	.49% A	.49%	.49%	.49%	.49%	.49%
Expenses net of fee waivers, if any	.45% A	.45%	.45%	.45%	.45%	.45%
Expenses net of all reductions	.45% A	.45%	.45%	.45%	.45%	.45%
Net investment income	4.35% A	4.53%	3.05%	1.18%	.64%	1.23%
Supplemental Data
Net assets, end of period (in millions)	$ 269	$ 187	$ 120	$ 135	$ 126	$ 134

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

E Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Select Class

	Six months ended September 30, 2007	Years ended March 31,
	(Unaudited)	2007	2006	2005	2004	2003
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income	.023	.047	.032	.014	.008	.014
Net realized and unrealized gain (loss) E	-	-	-	-	-	-
Total from investment operations	.023	.047	.032	.014	.008	.014
Distributions from net investment income	(.023)	(.047)	(.032)	(.014)	(.008)	(.014)
Distributions from net realized gain	-	-	-	- E	-	-
Total distributions	(.023)	(.047)	(.032)	(.014)	(.008)	(.014)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return B, C	2.32%	4.81%	3.28%	1.40%	.84%	1.45%
Ratios to Average Net Assets D
Expenses before reductions	.29% A	.29%	.29%	.29%	.28%	.29%
Expenses net of fee waivers, if any	.25% A	.25%	.25%	.25%	.25%	.25%
Expenses net of all reductions	.25% A	.25%	.25%	.25%	.25%	.25%
Net investment income	4.55% A	4.73%	3.25%	1.38%	.84%	1.43%
Supplemental Data
Net assets, end of period (in millions)	$ 73	$ 17	$ 33	$ 12	$ 6	$ 15

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

E Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Treasury Portfolio

Investment Changes

Maturity Diversification
Days	% of fund's investments 9/30/07	% of fund's investments 3/31/07	% of fund's investments 9/30/06
0 - 30	97.5	100.0	100.0
31 - 90	0.0	0.0	0.0
91 - 180	1.1	0.0	0.0
181 - 397	1.4	0.0	0.0
Weighted Average Maturity
	9/30/07	3/31/07	9/30/06
Treasury Portfolio	8 Days	9 Days	13 Days
All Taxable Money Market Funds Average*	40 Days	40 Days	41 Days
Asset Allocation (% of fund's net assets)
As of September 30, 2007	As of March 31, 2007
Repurchase Agreements 100.4%	Repurchase Agreements 100.1%
Net Other Assets** (0.4)%	Net Other Assets** (0.1)%

**Net Other Assets are not included in the pie chart.

*Source: iMoneyNet, Inc.

Semiannual Report

Treasury Portfolio

Investments September 30, 2007 (Unaudited)

Showing Percentage of Net Assets

Repurchase Agreements - 100.4%
	Maturity Amount (000s)	Value (000s)
In a joint trading account at:
3.95% dated 9/28/07 due 10/1/07 (Collateralized by U.S. Treasury Obligations) #	$ 548,883	$ 548,702
4% dated 9/28/07 due 10/1/07 (Collateralized by U.S. Treasury Obligations) #	17,905,518	17,899,553
With:
Merrill Lynch Government Securities, Inc. At 5.15%, dated 7/31/07 due 10/3/07 (Collateralized by U.S. Treasury Obligations valued at $236,583,511, 3.63% - 5.75%, 7/15/09 - 8/15/10)	232,106	230,000
UBS Warburg LLC at:
5.2%, dated:
4/12/07 due 1/9/08 (Collateralized by U.S. Treasury Obligations valued at $120,714,289, 2% - 8.13%, 8/15/21 - 1/15/26)	116,400	112,000
5/1/07 due 10/30/07 (Collateralized by U.S. Treasury Obligations valued at $80,597,878, 2% - 8.13%, 8/15/21 - 1/15/26)	76,972	75,000
5/4/07 due 1/29/08 (Collateralized by U.S. Treasury Obligations valued at $102,266,192, 0% - 8.13%, 2/15/20 - 8/15/22)	98,705	95,000
6/6/07 due 10/1/07 (Collateralized by U.S. Treasury Obligations valued at $245,546,398, 0.88% - 8.13%, 4/15/10 - 8/15/21)	231,853	228,000
5.21%, dated 5/24/07 due 5/22/08 (Collateralized by U.S. Treasury Obligations valued at $102,265,955, 0.88% - 8.13%, 4/15/10 - 8/15/21)	100,018	95,000
5.23%, dated 1/12/07 due 10/9/07 (Collateralized by U.S. Treasury Obligations valued at $102,269,045, 2% - 8.13%, 8/15/21 - 1/15/26)	98,726	95,000

	Maturity Amount (000s)	Value (000s)
5.25%, dated 6/1/07 due 5/30/08 (Collateralized by U.S. Treasury Obligations valued at $102,267,755, 0% - 8.88%, 2/15/19 - 8/15/24)	$ 100,043	$ 95,000
5.3%, dated 6/8/07 due 6/6/08 (Collateralized by U.S. Treasury Obligations valued at $97,850,573, 0.88%, 4/15/10)	100,091	95,000
TOTAL INVESTMENT PORTFOLIO - 100.4% (Cost $19,568,255)	19,568,255
NET OTHER ASSETS - (0.4)%	(79,143)
NET ASSETS - 100%	$ 19,489,112
# Additional Information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value (Amounts in thousands)
$548,702,000 due 10/01/07 at 3.95%
Banc of America Securities LLC	$ 112,173
Barclays Capital, Inc.	175,824
Deutsche Bank Securities, Inc.	260,705
$ 548,702
$17,899,553,000 due 10/01/07 at 4.00%
BNP Paribas Securities Corp.	$ 2,274,487
Bear Stearns & Co., Inc.	2,488,515
Citigroup Global Markets, Inc.	1,659,010
Dresdner Kleinwort Securities LLC	1,659,010
Fortis Securities LLC	829,505
Greenwich Capital Markets, Inc.	414,753
HSBC Securities (USA), Inc.	414,753
ING Financial Markets LLC	414,753
J.P. Morgan Securities, Inc.	414,433
Lehman Brothers, Inc.	2,488,515
Merrill Lynch Government Securities, Inc.	2,488,515
Morgan Stanley & Co., Inc.	1,642,420
UBS Securities LLC	710,884
$ 17,899,553
Income Tax Information

At March 31, 2007, the fund had a capital loss carryforward of approximately $661,000 of which $32,000, $191,000, $259,000, $178,000 and $1,000 will expire on March 31, 2010, 2011, 2013, 2014 and 2015, respectively.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Treasury Portfolio

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	September 30, 2007 (Unaudited)

Assets
Investment in securities, at value (including repurchase agreements of $19,568,255) - See accompanying schedule: Unaffiliated issuers (cost $19,568,255)		$ 19,568,255
Receivable for fund shares sold		281
Interest receivable		27,239
Prepaid expenses		8
Receivable from investment adviser for expense reductions		762
Total assets		19,596,545

Liabilities
Payable for fund shares redeemed	$ 55,957
Distributions payable	46,647
Accrued management fee	3,115
Distribution fees payable	1,055
Other affiliated payables	356
Other payables and accrued expenses	303
Total liabilities		107,433

Net Assets		$ 19,489,112
Net Assets consist of:
Paid in capital		$ 19,489,065
Undistributed net investment income		71
Accumulated undistributed net realized gain (loss) on investments		(24)
Net Assets		$ 19,489,112

Class I: Net Asset Value, offering price and redemption price per share ($13,014,688 ÷ 13,013,519 shares)		$ 1.00

Class II: Net Asset Value, offering price and redemption price per share ($338,611 ÷ 338,468 shares)		$ 1.00

Class III: Net Asset Value, offering price and redemption price per share ($5,709,178 ÷ 5,709,971 shares)		$ 1.00

Select Class: Net Asset Value, offering price and redemption price per share ($426,635 ÷ 426,643 shares)		$ 1.00

Statement of Operations

Amounts in thousands	Six months ended September 30, 2007 (Unaudited)

Investment Income
Interest		$ 303,621

Expenses
Management fee	$ 12,025
Transfer agent fees	928
Distribution fees	5,349
Accounting fees and expenses	448
Custodian fees and expenses	1
Independent trustees' compensation	19
Registration fees	396
Audit	40
Legal	13
Miscellaneous	35
Total expenses before reductions	19,254
Expense reductions	(1,891)	17,363
Net investment income		286,258
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		637
Net increase in net assets resulting from operations		$ 286,895

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

Amounts in thousands	Six months ended September 30, 2007 (Unaudited)	Year ended March 31, 2007
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 286,258	$ 449,976
Net realized gain (loss)	637	(1)
Net increase in net assets resulting from operations	286,895	449,975
Distributions to shareholders from net investment income	(286,243)	(449,972)
Share transactions - net increase (decrease)	9,683,367	1,607,579
Total increase (decrease) in net assets	9,684,019	1,607,582

Net Assets
Beginning of period	9,805,093	8,197,511
End of period (including undistributed net investment income of $71 and undistributed net investment income of $56, respectively)	$ 19,489,112	$ 9,805,093

Financial Highlights - Class I

	Six months ended September 30, 2007	Years ended March 31,
	(Unaudited)	2007	2006	2005	2004	2003
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income	.025	.050	.035	.015	.009	.015
Distributions from net investment income	(.025)	(.050)	(.035)	(.015)	(.009)	(.015)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return B, C	2.48%	5.11%	3.55%	1.50%	.91%	1.47%
Ratios to Average Net Assets D
Expenses before reductions	.23% A	.23%	.23%	.23%	.23%	.23%
Expenses net of fee waivers, if any	.20% A	.20%	.20%	.20%	.20%	.20%
Expenses net of all reductions	.20% A	.20%	.20%	.20%	.20%	.20%
Net investment income	4.86% A	5.01%	3.51%	1.48%	.90%	1.46%
Supplemental Data
Net assets, end of period (in millions)	$ 13,015	$ 5,491	$ 4,297	$ 5,348	$ 4,567	$ 5,082

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class II

	Six months ended September 30, 2007	Years ended March 31,
	(Unaudited)	2007	2006	2005	2004	2003
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income	.024	.048	.033	.013	.008	.013
Distributions from net investment income	(.024)	(.048)	(.033)	(.013)	(.008)	(.013)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return B, C	2.40%	4.96%	3.39%	1.35%	.76%	1.32%
Ratios to Average Net Assets D
Expenses before reductions	.38% A	.39%	.38%	.38%	.38%	.38%
Expenses net of fee waivers, if any	.35% A	.35%	.35%	.35%	.35%	.35%
Expenses net of all reductions	.35% A	.35%	.35%	.35%	.35%	.35%
Net investment income	4.70% A	4.86%	3.36%	1.33%	.75%	1.31%
Supplemental Data
Net assets, end of period (in millions)	$ 339	$ 355	$ 331	$ 180	$ 231	$ 274

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

Financial Highlights - Class III

	Six months ended September 30, 2007	Years ended March 31,
	(Unaudited)	2007	2006	2005	2004	2003
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income	.023	.047	.032	.012	.007	.012
Distributions from net investment income	(.023)	(.047)	(.032)	(.012)	(.007)	(.012)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return B, C	2.35%	4.85%	3.29%	1.25%	.66%	1.22%
Ratios to Average Net Assets D
Expenses before reductions	.48% A	.48%	.48%	.48%	.48%	.48%
Expenses net of fee waivers, if any	.45% A	.45%	.45%	.45%	.45%	.45%
Expenses net of all reductions	.45% A	.45%	.45%	.45%	.45%	.45%
Net investment income	4.61% A	4.76%	3.26%	1.23%	.65%	1.21%
Supplemental Data
Net assets, end of period (in millions)	$ 5,709	$ 3,663	$ 3,299	$ 3,439	$ 4,132	$ 3,938

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Select Class

	Six months ended September 30, 2007	Years ended March 31,
	(Unaudited)	2007	2006	2005	2004	2003
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income	.024	.049	.034	.014	.009	.014
Distributions from net investment income	(.024)	(.049)	(.034)	(.014)	(.009)	(.014)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return B, C	2.45%	5.06%	3.49%	1.45%	.86%	1.42%
Ratios to Average Net Assets D
Expenses before reductions	.28% A	.28%	.28%	.29%	.28%	.28%
Expenses net of fee waivers, if any	.25% A	.25%	.25%	.25%	.25%	.25%
Expenses net of all reductions	.25% A	.25%	.25%	.25%	.25%	.25%
Net investment income	4.81% A	4.96%	3.46%	1.43%	.85%	1.40%
Supplemental Data
Net assets, end of period (in millions)	$ 427	$ 296	$ 270	$ 82	$ 101	$ 2

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Government Portfolio

Investment Changes

Maturity Diversification
Days	% of fund's investments 9/30/07	% of fund's investments 3/31/07	% of fund's investments 9/30/06
0 - 30	58.6	95.3	84.0
31 - 90	22.1	1.3	6.7
91 - 180	11.9	0.0	4.6
181 - 397	7.4	3.4	4.7
Weighted Average Maturity
	9/30/07	3/31/07	9/30/06
Government Portfolio	55 Days	31 Days	36 Days
All Taxable Money Market Funds Average*	40 Days	40 Days	41 Days
Asset Allocation (% of fund's net assets)
As of September 30, 2007	As of March 31, 2007
Federal Agency Issues 31.1%	Federal Agency Issues 6.5%
Repurchase Agreements 69.3%	Repurchase Agreements 93.4%
Net Other Assets** (0.4)%	Net Other Assets 0.1%

**Net Other Assets are not included in the pie chart.

*Source: iMoneyNet, Inc.

Semiannual Report

Government Portfolio

Investments September 30, 2007 (Unaudited)

Showing Percentage of Net Assets

Federal Agencies - 31.1%
Due Date	Yield (a)	Principal Amount (000s)	Value (000s)
Fannie Mae - 5.7%
2/13/08 to 7/25/08	4.81 to 5.15%	$ 623,070	$ 609,119
Federal Home Loan Bank - 21.9%
10/2/07 to 10/28/08	4.70 to 5.59 (b)	2,321,000	2,318,037
Freddie Mac - 3.5%
1/7/08 to 7/21/08	4.86 to 5.32	380,281	373,358
TOTAL FEDERAL AGENCIES			3,300,514
Repurchase Agreements - 69.3%
	Maturity Amount (000s)
In a joint trading account at:
5.05% dated 9/28/07 due 10/1/07 (Collateralized by U.S. Government Obligations) #	$ 2,411	2,410
5.13% dated 9/28/07 due 10/1/07 (Collateralized by U.S. Government Obligations) #	5,422,934	5,420,617
With:
Barclays Capital, Inc. at 5.29%, dated 11/6/06 due 11/2/07 (Collateralized by Mortgage Loan Obligations valued at $226,440,001, 5.5% - 6%, 12/1/36 - 10/1/37) (b)(c)	233,776	222,000
BNP Paribas Securities Corp. at 4.89%, dated 9/21/07 due 10/5/07 (Collateralized by Mortgage Loan Obligations valued at $287,370,001, 5.53% - 6.03%, 2/15/37 - 8/25/37)	279,531	279,000
CS First Boston Corp. at 5.3%, dated 5/29/07 due 5/28/08 (Collateralized by Mortgage Loan Obligations valued at $108,173,605, 2.63% - 6.5%, 7/15/17 - 7/15/37)	108,535	103,000
Deutsche Bank Securities, Inc. at:
5.21%, dated 3/16/07 due 12/17/07 (Collateralized by Mortgage Loan Obligations valued at $105,060,001, 5% - 6.5%, 6/1/33 - 10/1/37)	107,114	103,000
5.25%, dated:
4/13/07 due 4/11/08 (Collateralized by Mortgage Loan Obligations valued at $47,940,000, 4.5% - 7%, 2/1/19 - 8/1/37)	49,495	47,000
5/3/07 due 1/28/08 (Collateralized by Mortgage Loan Obligations valued at $79,560,000, 4.44% - 6.5%, 4/1/34 - 7/1/37)	81,071	78,000
5.4%, dated 6/14/07 due 6/12/08 (Collateralized by Mortgage Loan Obligations valued at $102,000,001, 5% - 6.5%, 11/1/11 - 9/1/37)	105,460	100,000

	Maturity Amount (000s)	Value (000s)
Morgan Stanley & Co., Inc. at 5.25%, dated:
4/4/07 due 10/1/07 (Collateralized by Mortgage Loan Obligations valued at $68,646,640, 6%, 12/1/36 - 9/1/37)	$ 68,759	$ 67,000
4/27/07 due 1/22/08 (Collateralized by Mortgage Loan Obligations valued at $72,744,947, 6%, 12/1/36 - 9/1/37)	73,796	71,000
UBS Warburg LLC at:
4.7%, dated 9/20/07 due 12/19/07 (Collateralized by Mortgage Loan Obligations valued at $287,372,045, 5% - 6%, 11/15/31 - 7/16/37)	282,278	279,000
4.83%, dated 9/10/07 due 9/4/08 (Collateralized by Mortgage Loan Obligations valued at $173,044,466, 5.5% - 6%, 4/15/32 - 9/15/35)	176,114	168,000
5.21%, dated 4/4/07 due 12/31/07 (Collateralized by Mortgage Loan Obligations valued at $70,042,579, 5.5% - 6%, 2/15/32 - 4/15/33)	70,667	68,000
5.25%, dated:
1/10/07 due 1/10/08 (Collateralized by Mortgage Loan Obligations valued at $73,131,226, 0% - 6%, 7/15/32 - 8/25/37)	74,779	71,000
4/4/07 due 10/1/07 (Collateralized by Mortgage Loan Obligations valued at $69,014,829, 4.5% - 6.5%, 11/15/21 - 9/15/33)	68,759	67,000
5.28%, dated 10/5/06 due 10/3/07 (Collateralized by Mortgage Loan Obligations valued at $149,353,080, 4.5% - 9.5%, 3/15/09 - 2/25/40) (b)(c)	152,720	145,000
5.35%, dated 6/6/07 due 6/4/08 (Collateralized by Mortgage Loan Obligations valued at $51,502,315, 5% - 5.5%, 9/20/32 - 9/25/37)	52,705	50,000
TOTAL REPURCHASE AGREEMENTS		7,341,027
TOTAL INVESTMENT PORTFOLIO - 100.4% (Cost $10,641,541)	10,641,541
NET OTHER ASSETS - (0.4)%	(37,918)
NET ASSETS - 100%	$ 10,603,623
Legend
(a) Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating rate securities, the rate at period end.

(b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end. Due dates for these security types are the next interest rate reset date or, when applicable, the final maturity date.

(c) The maturity amount is based on the rate at period end.
# Additional Information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value (Amounts in thousands)
$2,410,000 due 10/01/07 at 5.05%
BNP Paribas Securities Corp.	$ 747
Banc of America Securities LLC	265
Bear Stearns & Co., Inc.	145
Morgan Stanley & Co., Inc.	1,253
$ 2,410
$5,420,617,000 due 10/01/07 at 5.13%
Bear Stearns & Co., Inc.	$ 233,098
Citigroup Global Markets, Inc.	1,638,164
Greenwich Capital Markets, Inc.	273,027
HSBC Securities (USA), Inc.	546,055
ING Financial Markets LLC	1,092,109
J.P. Morgan Securities, Inc.	1,638,164
$ 5,420,617
Income Tax Information

At March 31, 2007, the fund had a capital loss carryforward of approximately $702,000 of which $55,000, $191,000, $308,000 and $148,000 will expire on March 31, 2011, 2012, 2013 and 2015, respectively.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Government Portfolio

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	September 30, 2007 (Unaudited)

Assets
Investment in securities, at value (including repurchase agreements of $7,341,027) - See accompanying schedule: Unaffiliated issuers (cost $10,641,541)		$ 10,641,541
Receivable for fund shares sold		1,479
Interest receivable		40,701
Prepaid expenses		6
Receivable from investment adviser for expense reductions		319
Other receivables		99
Total assets		10,684,145

Liabilities
Payable for investments purchased	$ 56,000
Payable for fund shares redeemed	4,863
Distributions payable	17,161
Accrued management fee	1,835
Distribution fees payable	290
Other affiliated payables	225
Other payables and accrued expenses	148
Total liabilities		80,522

Net Assets		$ 10,603,623
Net Assets consist of:
Paid in capital		$ 10,604,338
Distributions in excess of net investment income		(58)
Accumulated undistributed net realized gain (loss) on investments		(657)
Net Assets		$ 10,603,623

Class I: Net Asset Value, offering price and redemption price per share ($8,957,460 ÷ 8,957,535 shares)		$ 1.00

Class II: Net Asset Value, offering price and redemption price per share ($568,684 ÷ 568,610 shares)		$ 1.00

Class III: Net Asset Value, offering price and redemption price per share ($1,006,872 ÷ 1,006,787 shares)		$ 1.00

Select Class: Net Asset Value, offering price and redemption price per share ($70,607 ÷ 70,626 shares)		$ 1.00

Statement of Operations

Amounts in thousands	Six months ended September 30, 2007 (Unaudited)

Investment Income
Interest		$ 238,093

Expenses
Management fee	$ 8,938
Transfer agent fees	712
Distribution fees	1,707
Accounting fees and expenses	365
Custodian fees and expenses	4
Independent trustees' compensation	15
Registration fees	154
Audit	35
Legal	10
Miscellaneous	27
Total expenses before reductions	11,967
Expense reductions	(1,324)	10,643
Net investment income		227,450
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		45
Net increase in net assets resulting from operations		$ 227,495

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Government Portfolio
Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Six months ended September 30, 2007 (Unaudited)	Year ended March 31, 2007
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 227,450	$ 352,549
Net realized gain (loss)	45	(147)
Net increase (decrease) in net assets resulting from operations	227,495	352,402
Distributions to shareholders	(227,456)	(352,542)
Share transactions - net increase (decrease)	3,497,235	160,796
Total increase (decrease) in net assets	3,497,274	160,656

Net Assets
Beginning of period	7,106,349	6,945,693
End of period (including distributions in excess of net investment income of $58 and distributions in excess of net investment income of $52, respectively)	$ 10,603,623	$ 7,106,349

Financial Highlights - Class I

	Six months ended September 30, 2007	Years ended March 31,
	(Unaudited)	2007	2006	2005	2004	2003
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income	.026	.050	.036	.016	.010	.015
Distributions from net investment income	(.026)	(.050)	(.036)	(.016)	(.010)	(.015)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return B, C	2.59%	5.15%	3.62%	1.58%	.97%	1.53%
Ratios to Average Net Assets D
Expenses before reductions	.23% A	.23%	.23%	.23%	.23%	.23%
Expenses net of fee waivers, if any	.20% A	.20%	.20%	.20%	.20%	.20%
Expenses net of all reductions	.20% A	.20%	.20%	.20%	.20%	.20%
Net investment income	5.13% A	5.04%	3.55%	1.53%	.98%	1.52%
Supplemental Data
Net assets, end of period (in millions)	$ 8,957	$ 5,711	$ 5,257	$ 5,590	$ 6,024	$ 7,928

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class II

	Six months ended September 30, 2007	Years ended March 31,
	(Unaudited)	2007	2006	2005	2004	2003
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income	.025	.049	.034	.014	.008	.014
Distributions from net investment income	(.025)	(.049)	(.034)	(.014)	(.008)	(.014)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return B, C	2.52%	5.00%	3.47%	1.43%	.82%	1.38%
Ratios to Average Net Assets D
Expenses before reductions	.38% A	.39%	.38%	.38%	.38%	.38%
Expenses net of fee waivers, if any	.35% A	.35%	.35%	.35%	.35%	.35%
Expenses net of all reductions	.35% A	.35%	.35%	.35%	.35%	.35%
Net investment income	4.98% A	4.89%	3.40%	1.38%	.83%	1.37%
Supplemental Data
Net assets, end of period (in millions)	$ 569	$ 536	$ 933	$ 499	$ 859	$ 917

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

Financial Highlights - Class III

	Six months ended September 30, 2007	Years ended March 31,
	(Unaudited)	2007	2006	2005	2004	2003
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income	.024	.048	.033	.013	.007	.013
Distributions from net investment income	(.024)	(.048)	(.033)	(.013)	(.007)	(.013)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return B, C	2.47%	4.89%	3.36%	1.32%	.72%	1.27%
Ratios to Average Net Assets D
Expenses before reductions	.48% A	.48%	.48%	.48%	.48%	.48%
Expenses net of fee waivers, if any	.45% A	.45%	.45%	.45%	.45%	.45%
Expenses net of all reductions	.45% A	.45%	.45%	.45%	.45%	.45%
Net investment income	4.88% A	4.79%	3.30%	1.28%	.73%	1.27%
Supplemental Data
Net assets, end of period (in millions)	$ 1,007	$ 814	$ 727	$ 572	$ 1,109	$ 866

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Select Class

	Six months ended September 30, 2007	Years ended March 31,
	(Unaudited)	2007	2006	2005	2004	2003
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income	.025	.050	.035	.015	.009	.015
Distributions from net investment income	(.025)	(.050)	(.035)	(.015)	(.009)	(.015)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return B, C	2.57%	5.10%	3.57%	1.53%	.92%	1.47%
Ratios to Average Net Assets D
Expenses before reductions	.28% A	.28%	.28%	.28%	.28%	.28%
Expenses net of fee waivers, if any	.25% A	.25%	.25%	.25%	.25%	.25%
Expenses net of all reductions	.25% A	.25%	.25%	.25%	.25%	.25%
Net investment income	5.08% A	4.99%	3.50%	1.48%	.92%	1.47%
Supplemental Data
Net assets, end of period (000 omitted)	$ 70,607	$ 45,403	$ 28,691	$ 49,025	$ 38,785	$ 272,495

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Prime Money Market Portfolio

Investment Changes

Maturity Diversification
Days	% of fund's investments 9/30/07	% of fund's investments 3/31/07	% of fund's investments 9/30/06
0 - 30	53.6	63.6	57.7
31 - 90	29.4	21.0	27.3
91 - 180	11.3	5.9	8.6
181 - 397	5.7	9.5	6.4
Weighted Average Maturity
	9/30/07	3/31/07	9/30/06
Prime Money Market Portfolio	49 Days	51 Days	51 Days
All Taxable Money Market Funds Average*	40 Days	40 Days	41 Days
Asset Allocation (% of fund's net assets)
As of September 30, 2007	As of March 31, 2007
Corporate Bonds 2.2%	Corporate Bonds 2.0%
Commercial Paper 20.1%	Commercial Paper 11.0%
Bank CDs, BAs, TDs, and Notes 56.4%	Bank CDs, BAs, TDs, and Notes 62.5%
Government Securities 0.0%	Government Securities 0.7%
Repurchase Agreements 21.3%	Repurchase Agreements 24.8%
Net Other Assets** 0.0%	Net Other Assets** (1.0)%

**Net Other Assets are not included in the pie chart.

*Source: iMoneyNet, Inc.

Semiannual Report

Prime Money Market Portfolio

Investments September 30, 2007 (Unaudited)

Showing Percentage of Net Assets

Certificates of Deposit - 20.3%
Due Date	Yield (a)	Principal Amount (000s)	Value (000s)
Domestic Certificates Of Deposit - 0.2%
Merrill Lynch Bank USA
11/14/07	5.63%	$ 35,000	$ 35,000
London Branch, Eurodollar, Foreign Banks - 7.3%
Barclays Bank PLC
3/4/08	5.35	140,000	140,000
Bayerische Hypo-und Vereinsbank AG
11/5/07	5.35	50,000	50,000
Calyon
11/5/07	5.34	137,000	137,000
Credit Industriel et Commercial
12/3/07	5.27	135,000	135,000
HBOS Treasury Services PLC
11/9/07 to 2/11/08	5.30 to 5.47	240,000	240,000
ING Bank NV
12/6/07	5.36	118,000	118,000
Intesa Sanpaolo SpA
10/22/07	5.15	64,000	64,000
Societe Generale
10/2/07 to 1/3/08	5.30 to 5.32	111,000	111,000
Unicredito Italiano SpA
11/13/07	5.37	81,000	81,000
			1,076,000
New York Branch, Yankee Dollar, Foreign Banks - 12.8%
Bank of Scotland PLC
1/3/08	5.38 (c)(d)	43,000	43,000
12/26/07	5.35 (d)	70,000	70,000
Barclays Bank PLC
11/7/07 to 5/22/08	5.31 to 5.36	399,000	399,000
BNP Paribas SA
10/2/07	5.30	85,000	85,000
Canadian Imperial Bank of Commerce
10/23/07	5.14 (d)	170,000	170,000
Credit Suisse First Boston
12/17/07	5.66 (d)	150,000	150,000
Credit Suisse Group
6/5/08	5.40	80,000	80,000
Deutsche Bank AG
11/21/07 to 12/3/07	5.40 to 5.69 (d)	204,000	204,000
HBOS Treasury Services PLC
12/12/07 to 2/11/08	5.30 to 5.75	214,000	214,000
Societe Generale
11/2/07 to 4/2/08	5.34 to 5.36	179,000	179,000

Due Date	Yield (a)	Principal Amount (000s)	Value (000s)
Svenska Handelsbanken AB
11/14/07 to 11/21/07	5.49 to 5.55%	$ 110,000	$ 110,000
UBS AG
2/4/08 to 2/19/08	5.20 to 5.46	165,000	165,000
			1,869,000
TOTAL CERTIFICATES OF DEPOSIT			2,980,000
Commercial Paper - 20.1%

Aegis Finance LLC
11/6/07	5.72	40,000	39,774
Asscher Finance Corp.
11/13/07	5.36	25,000	24,844
Banco Espirito Santo
1/22/08	5.37	3,000	2,951
Bank of America Corp.
2/13/08	5.37	175,000	171,569
Bryant Park Funding LLC
10/3/07 to 12/12/07	5.26 to 6.33	74,380	73,985
Capital One Multi-Asset Execution Trust
10/16/07	5.35	4,000	3,991
Citibank Credit Card Master Trust I (Dakota Certificate Program)
10/12/07 to 11/13/07	5.22 to 6.28	446,475	444,752
Citigroup Funding, Inc.
11/5/07 to 2/11/08	5.36 to 5.37	105,000	103,932
Emerald (MBNA Credit Card Master Note Trust)
10/10/07 to 10/30/07	5.33 to 6.43	81,250	81,033
Falcon Asset Securitization Corp.
10/1/07 to 1/17/08	5.22 to 6.28	156,000	154,627
Govco, Inc.
10/16/07	5.90	24,000	23,942
Grampian Funding LLC
10/24/07 to 11/20/07	5.20 to 5.66	170,600	169,711
HBOS Treasury Services PLC
11/16/07 to 11/21/07	5.47	60,000	59,563
Jupiter Securitization Corp.
10/22/07	5.27	33,000	32,899
Landesbank Baden-Wuert
1/31/08	5.50	66,000	64,800
Liberty Harbour II CDO Ltd.
10/19/07	5.36 (b)	10,000	9,974
Commercial Paper - continued
Due Date	Yield (a)	Principal Amount (000s)	Value (000s)
Michigan Gen. Oblig.
10/4/07	5.41%	$ 23,600	$ 23,600
Mont Blanc Capital Corp.
10/22/07 to 12/17/07	5.21 to 5.27	70,122	69,695
Morgan Stanley
11/13/07 to 6/13/08	5.29 to 5.64	163,000	160,407
Nationwide Building Society
11/8/07 to 3/20/08	5.20 to 5.39	163,000	160,922
Nelnet Student Loan Funding LLC
10/9/07 to 10/18/07	5.35 to 5.36	12,500	12,477
Park Avenue Receivables Corp.
10/3/07 to 1/18/08	5.21 to 6.03 (b)	80,000	79,432
Santander Finance, Inc.
3/25/08	5.11	80,000	78,052
Scaldis Capital LLC
11/13/07 to 11/15/07	5.66	33,000	32,774
Sheffield Receivables Corp.
10/1/07 to 10/25/07	5.22 to 6.43	412,000	411,434
Societe Generale North America, Inc.
10/9/07 to 12/7/07	5.31 to 5.86	200,050	199,205
Stratford Receivables Co. LLC
10/1/07 to 10/3/07	5.76	50,000	49,990
Thames Asset Global Securities No. 1, Inc.
10/12/07 to 11/7/07	5.27 to 6.20	58,500	58,239
UBS Finance, Inc.
11/7/07	5.64	11,000	10,937
UniCredito Italiano Bank (Ireland) PLC
2/14/08	5.35	100,000	98,032
Variable Funding Capital Co. LLC
10/9/07 to 11/5/07	5.37 to 6.03 (b)	35,000	34,888
TOTAL COMMERCIAL PAPER			2,942,431
Master Notes - 3.3%

Asset Funding Co. III LLC
10/5/07	5.83 to 5.84 (d)(g)	148,000	148,000
Bear Stearns & Co., Inc.
3/26/08	5.78 (d)	69,000	69,000

Due Date	Yield (a)	Principal Amount (000s)	Value (000s)
Goldman Sachs Group, Inc.
11/14/07	5.68% (d)(g)	$ 168,000	$ 168,000
Lehman Brothers Holdings, Inc.
10/11/07 to 1/28/08	5.40 to 5.93 (d)(g)	50,000	50,000
Lehman Commercial Paper, Inc.
10/1/07	5.70 (d)(g)	53,000	53,000
TOTAL MASTER NOTES			488,000
Medium-Term Notes - 30.9%

AIG Matched Funding Corp.
11/1/07 to 1/1/08	5.18 to 5.68 (b)(d)	199,000	199,000
11/15/07	5.55 (d)	71,000	71,000
Allstate Life Global Funding II
10/9/07 to 10/29/07	5.16 to 5.89 (b)(d)	31,000	31,000
ASIF Global Financing XXX
10/23/07	5.16 (b)(d)	50,000	50,000
Asscher Finance Corp.
3/6/08	5.40 (b)	50,000	50,000
Australia & New Zealand Banking Group Ltd.
10/23/07	5.16 (b)(d)	26,000	26,000
Bancaja US Debt SAU
10/23/07	5.39 (b)(d)	46,000	46,000
Banesto SA
10/18/07	5.35 (b)(d)	70,000	70,000
Bank of America NA
10/25/07 to 11/12/07	5.36 to 5.38 (d)	161,075	161,067
Banque Federative du Credit Mutuel (BFCM)
10/15/07	5.81 (b)(d)	115,000	115,000
Bayerische Landesbank Girozentrale
10/15/07 to 11/19/07	5.40 to 5.55 (d)	135,000	135,000
Beta Finance, Inc./Beta Finance Corp.
10/9/07 to 10/15/07	5.30 (b)(d)	34,000	33,990
BNP Paribas SA
10/26/07	5.12 (b)(d)	67,400	67,400
10/3/07 to 11/7/07	5.33 to 5.66 (d)	24,000	23,962
Caja Madrid SA
10/19/07	5.36 (d)	37,000	37,000
Calyon
10/30/07	5.09 (d)	101,000	100,965
CC USA, Inc.
10/9/07	5.30 (b)(d)	25,000	24,992
Medium-Term Notes - continued
Due Date	Yield (a)	Principal Amount (000s)	Value (000s)
Citigroup Funding, Inc.
11/13/07 to 11/14/07	5.50 to 5.58% (d)	$ 200,000	$ 200,000
Commonwealth Bank of Australia
10/24/07	5.16 (d)	26,000	26,000
Credit Agricole SA
12/24/07	5.18 (b)(d)	126,000	126,000
Cullinan Finance Corp.
4/15/08	5.36 (b)	70,000	70,000
Cullinan Finance Ltd./Corp.
4/25/08 to 5/27/08	5.35 to 5.40 (b)	115,000	115,000
Danske Bank A/S
10/22/07	5.47 (b)(d)	100,000	99,993
DnB NOR Bank ASA
10/25/07	5.13 (b)(d)	205,000	205,000
Dorada Finance, Inc.
10/9/07	5.30 (d)	19,000	18,994
General Electric Capital Corp.
10/9/07 to 10/24/07	5.16 to 5.88 (d)	335,000	334,996
Genworth Life Insurance Co.
10/1/07	5.20 (d)(g)	15,000	15,000
Hartford Life Global Funding Trust
10/15/07	5.79 (d)	35,000	35,000
HSBC Finance Corp.
10/24/07	5.19 (d)	37,000	37,000
HSH Nordbank AG
10/23/07	5.20 (b)(d)	36,000	36,000
ING USA Annuity & Life Insurance Co.
12/24/07	5.30 (d)(g)	18,000	18,000
Intesa Bank Ireland PLC
10/25/07	5.14 (b)(d)	170,000	170,000
Links Finance LLC
10/12/07 to 10/22/07	5.33 (b)(d)	56,000	55,996
MBIA Global Funding LLC
10/30/07	5.14 (b)(d)	12,000	12,000
Merrill Lynch & Co., Inc.
10/4/07	5.80 (d)	26,000	26,009
Metropolitan Life Global Funding I
10/9/07 to 10/29/07	5.24 to 5.83 (b)(d)	39,087	39,087
Monumental Global Funding 2007
11/29/07	5.66 (b)(d)	35,000	35,000
Monumental Global Funding III
12/20/07	5.57 (b)(d)	25,000	25,000
Morgan Stanley
10/1/07 to 12/7/07	5.13 to 5.88 (d)	126,565	126,580

Due Date	Yield (a)	Principal Amount (000s)	Value (000s)
Nightingale Finance Ltd./LLC
3/18/08	5.45% (b)	$ 4,000	$ 4,000
Pacific Life Global Funding
10/15/07	5.87 (d)	5,000	5,000
10/4/07	5.79 (b)(d)	22,500	22,500
RACERS
10/22/07	5.19 (b)(d)	65,000	65,000
Royal Bank of Canada
10/31/07	5.07 (d)	26,000	25,973
10/9/07	5.77 (b)(d)	100,000	100,000
Royal Bank of Scotland PLC
10/11/07 to 10/22/07	5.16 to 5.37 (b)(d)	93,000	92,995
Security Life of Denver Insurance Co.
11/28/07	5.60 (d)(g)	14,000	14,000
Sigma Finance, Inc.
12/28/07 to 8/1/08	5.17 to 5.40 (b)(d)	307,000	306,990
Skandinaviska Enskilda Banken AB
12/10/07 to 12/24/07	5.18 to 5.70 (d)	153,000	152,986
Societe Generale
10/2/07	5.71 (b)(d)	76,000	76,000
U.S. Bank NA, Cincinnati
10/9/07	5.76 (d)	9,000	8,995
UniCredito Italiano Bank (Ireland) PLC
10/15/07	5.77 (b)(d)	142,000	142,000
UniCredito Italiano SpA, New York
11/20/07 to 12/3/07	5.48 to 5.62 (d)	65,000	64,999
Wachovia Bank NA
10/29/07	5.12 (d)	7,000	6,993
Washington Mutual Bank
11/16/07	5.57 (d)	17,000	17,001
Wells Fargo & Co.
10/2/07 to 10/15/07	5.78 to 5.83 (d)	120,000	120,000
WestLB AG
10/10/07 to 12/31/07	5.25 to 5.88 (b)(d)	92,000	92,000
Westpac Banking Corp.
11/14/07 to 12/4/07	5.60 to 5.72 (b)(d)	130,000	129,986
12/11/07	5.79 (d)	15,000	15,000
TOTAL MEDIUM-TERM NOTES			4,531,449
Short-Term Notes - 1.5%
Due Date	Yield (a)	Principal Amount (000s)	Value (000s)
Hartford Life Insurance Co.
12/3/07	5.77% (d)(g)	$ 25,000	$ 25,000
Jackson National Life Insurance Co.
10/1/07	5.41 (d)(g)	10,000	10,000
Metropolitan Life Insurance Co.
10/1/07	5.46 (d)(g)	30,000	30,000
Monumental Life Insurance Co.
10/1/07	5.86 to 5.89 (d)(g)	20,000	20,000
New York Life Insurance Co.
10/1/07	5.44 (d)(g)	95,000	95,000
Transamerica Occidental Life Insurance Co.
11/1/07	5.53 (d)(g)	35,000	35,000
TOTAL SHORT-TERM NOTES			215,000
Asset-Backed Securities - 2.2%

Aardvark ABS CDO
2/6/08	5.83 (b)(d)	60,000	60,000
Le Monde CDO I PLC / LLC
3/5/08	5.75 (b)(d)	61,000	60,994
Master Funding Trust I
3/25/08 to 4/25/08	5.11 (b)(d)	43,000	43,000
PASA Funding 2007 Ltd.
1/7/08	6.02 (b)(d)	140,000	140,000
Wachovia Asset Securitization Issuance LLC
10/25/07	5.12 (b)(d)	5,351	5,351
Wind Trust
1/25/08	5.13 (b)(d)	10,000	10,000
TOTAL ASSET-BACKED SECURITIES			319,345
Municipal Securities - 0.4%

Dallas Area Rapid Transit Sales Tax Rev. Participating VRDN Series ROC II R 7049
10/5/07	3.92 (d)(e)	13,175	13,170
LoanStar Assets Partners LP Student Ln. Rev. Series A, VRDN
10/5/07	5.07 (d)	50,000	50,000
TOTAL MUNICIPAL SECURITIES			63,170
Repurchase Agreements - 21.3%
	Maturity Amount (000s)	Value (000s)
In a joint trading account at:
5.05% dated 9/28/07 due 10/1/07 (Collateralized by U.S. Government Obligations) #	$ 481,074	$ 480,872
5.13% dated 9/28/07 due 10/1/07 (Collateralized by U.S. Government Obligations) #	265	265
With:
Banc of America Securities LLC at:
5.33%, dated 9/28/07 due 10/1/07 (Collateralized by Corporate Obligations valued at $231,540,001, 2.56% - 6.6%, 12/10/07 - 10/4/16)	227,101	227,000
5.36%, dated 9/28/07 due 10/1/07 (Collateralized by Corporate Obligations valued at $170,100,001, 3.63% - 13.36%, 11/15/07 - 9/30/66)	162,072	162,000
Barclays Capital, Inc. at 5.33%, dated 9/28/07 due 10/1/07 (Collateralized by Corporate Obligations valued at $13,260,001, 5.63%, 6/22/18)	13,006	13,000
Citigroup Global Markets, Inc. at:
5.33%, dated 9/28/07 due 10/1/07 (Collateralized by Mortgage Loan Obligations valued at:
$279,710,937, 4.69% - 5.52%, 10/25/34 - 9/3/47)	269,119	269,000
$43,672,340, 4.69% - 5.52%, 10/25/34 - 9/3/47)	42,019	42,000
5.37%, dated 9/28/07 due 10/1/07 (Collateralized by Corporate Obligations valued at $67,200,001, 8.11%, 1/13/12)	64,029	64,000
Credit Suisse First Boston, Inc. at 5.35%, dated 8/8/07 due 11/6/07 (Collateralized by Mortgage Loan Obligations valued at $145,693,873, 0.01% - 11.82%, 12/15/11 - 9/12/51) (d)(f)	141,873	140,000
Deutsche Bank Securities, Inc. at:
5.36%, dated:
7/11/07 due 10/9/07 (Collateralized by Mortgage Loan Obligations valued at $35,700,000, 2.96% - 6.96%, 1/17/29 - 3/25/47)	34,456	34,000
7/19/07 due 10/19/07 (Collateralized by Mortgage Loan Obligations valued at $35,700,000, 5.46% - 6.72%, 11/15/26 - 3/25/37)	34,466	34,000
Repurchase Agreements - continued
	Maturity Amount (000s)	Value (000s)
With: - continued
Deutsche Bank Securities, Inc. at:
5.36%, dated:
7/30/07 due 10/29/07 (Collateralized by Corporate Obligations valued at $71,400,001, 0% - 13.5%, 12/7/09 - 3/30/17)	$ 68,921	$ 68,000
5.37%, dated 8/7/07 due 11/5/07 (Collateralized by Mortgage Loan Obligations valued at $71,400,000, 5.44% - 6.95%, 9/1/13 - 12/10/45)	68,913	68,000
5.4%, dated 9/28/07 due 10/1/07 (Collateralized by Corporate Obligations valued at $319,260,001, 6% - 14.2%, 3/1/08 - 9/30/34)	313,141	313,000
Goldman Sachs & Co. at 5.4%, dated 9/28/07 due 10/1/07 (Collateralized by Corporate Obligations valued at $425,250,001, 4.4% - 11.5%, 10/1/08 - 10/15/35)	405,182	405,000
Lehman Brothers, Inc. at:
5.32%, dated 7/30/07 due:
10/29/07 (Collateralized by Mortgage Loan Obligations valued at $43,051,944, 0% - 7.26%, 8/5/18 - 8/25/47)	41,551	41,000
11/6/07 (Collateralized by Mortgage Loan Obligations valued at $17,340,015, 7.5%, 9/27/36)	17,249	17,000
5.36%, dated 7/30/07 due:
10/29/07 (Collateralized by Mortgage Loan Obligations valued at $28,350,289, 6.27% - 8.6%, 7/15/29 - 2/8/36)	27,366	27,000
11/6/07 (Collateralized by U.S. Government Obligations valued at $17,344,803, 6%, 8/1/37)	17,251	17,000
5.37%, dated 9/28/07 due 10/1/07 (Collateralized by Corporate Obligations valued at $177,450,435, 0% - 12%, 11/1/08 - 10/15/17)	169,076	169,000

	Maturity Amount (000s)	Value (000s)
5.5%, dated 9/28/07 due 10/1/07 (Collateralized by Corporate Obligations valued at $182,132,657, 5.6% - 9.63%, 6/15/10 - 6/1/37)	$ 178,082	$ 178,000
5.85%, dated 9/13/07 due 12/12/07 (Collateralized by Corporate Obligations valued at $107,103,433, 3.88% - 8.75%, 1/15/09 - 5/17/66) (d)(f)	106,536	105,000
Merrill Lynch, Pierce, Fenner & Smith at:
5.36%, dated 7/17/07 due 10/17/07 (Collateralized by Corporate Obligations valued at $87,284,539, 3.75% - 8%, 9/15/09 - 6/15/37) (d)(f)	84,137	83,000
5.4%, dated 9/28/07 due 10/1/07 (Collateralized by Mortgage Loan Obligations valued at $114,452,963, 3.99% - 8.07%, 11/20/07 - 8/25/35)	109,049	109,000
5.56%, dated 8/15/07 due 11/15/07 (Collateralized by Mortgage Loan Obligations valued at $57,088,296, 4.11% - 7.64%, 1/18/10 - 7/15/56)	54,767	54,000
TOTAL REPURCHASE AGREEMENTS		3,120,137
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $14,659,532)	14,659,532
NET OTHER ASSETS - 0.0%	(2,101)
NET ASSETS - 100%	$ 14,657,431
Security Type Abbreviation
VRDN - VARIABLE RATE DEMAND NOTE
Legend
(a) Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating rate securities, the rate at period end.

(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $3,177,568,000 or 21.7% of net assets.

(c) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

(d) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end. Due dates for these security types are the next interest rate reset date or, when applicable, the final maturity date.

(e) Provides evidence of ownership in one or more underlying municipal bonds.
(f) The maturity amount is based on the rate at period end.

(g) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $681,000,000 or 4.6% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Cost (000s)
Asset Funding Co. III LLC: 5.83%, 10/5/07	11/7/06	$ 70,000
5.84%, 10/5/07	8/29/06	$ 78,000
Genworth Life Insurance Co. 5.20%, 10/1/07	7/31/07	$ 15,000
Goldman Sachs Group, Inc. 5.68%, 11/14/07	8/13/07	$ 168,000
Hartford Life Insurance Co. 5.77%, 12/3/07	12/16/03	$ 25,000
ING USA Annuity & Life Insurance Co. 5.30%, 12/24/07	6/23/05	$ 18,000
Jackson National Life Insurance Co. 5.41%, 10/1/07	3/31/03	$ 10,000
Lehman Brothers Holdings, Inc.: 5.40%, 1/28/08	12/11/06	$ 14,000
5.93%, 10/11/07	1/10/07	$ 36,000
Lehman Commercial Paper, Inc. 5.70%, 10/1/07	9/28/07	$ 53,000
Metropolitan Life Insurance Co. 5.46%, 10/1/07	3/26/02	$ 30,000
Monumental Life Insurance Co.: 5.86%, 10/1/07	9/17/98	$ 10,000
5.89%, 10/1/07	3/12/99	$ 10,000
New York Life Insurance Co. 5.44%, 10/1/07	2/28/02 - 12/19/02	$ 95,000
Security Life of Denver Insurance Co. 5.60%, 11/28/07	8/26/05	$ 14,000
Transamerica Occidental Life Insurance Co. 5.53%, 11/1/07	4/28/00	$ 35,000
# Additional Information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value (Amounts in thousands)
$480,872,000 due 10/01/07 at 5.05%
BNP Paribas Securities Corp.	$ 149,070
Banc of America Securities LLC	52,896
Bear Stearns & Co., Inc.	28,852
Morgan Stanley & Co., Inc.	250,054
$ 480,872
$265,000 due 10/01/07 at 5.13%
Bear Stearns & Co., Inc.	$ 11
Citigroup Global Markets, Inc.	80
Greenwich Capital Markets, Inc.	13
HSBC Securities (USA), Inc.	27
ING Financial Markets LLC	53
J.P. Morgan Securities, Inc.	81
$ 265
Income Tax Information

At March 31, 2007, the fund had a capital loss carryforward of approximately $1,549,000 of which $119,000, $500,000, $734,000 and $196,000 will expire on March 31, 2012, 2013, 2014 and 2015, respectively.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Prime Money Market Portfolio

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	September 30, 2007 (Unaudited)

Assets
Investment in securities, at value (including repurchase agreements of $3,120,137) - See accompanying schedule: Unaffiliated issuers (cost $14,659,532)		$ 14,659,532
Cash		944
Receivable for investments sold		53,000
Receivable for fund shares sold		45,431
Interest receivable		82,250
Prepaid expenses		14
Receivable from investment adviser for expense reductions		391
Total assets		14,841,562

Liabilities
Payable to custodian bank	$ 185
Payable for investments purchased Regular delivery	107,000
Delayed delivery	43,000
Payable for fund shares redeemed	7,991
Distributions payable	22,417
Accrued management fee	2,410
Distribution fees payable	735
Other affiliated payables	271
Other payables and accrued expenses	122
Total liabilities		184,131

Net Assets		$ 14,657,431
Net Assets consist of:
Paid in capital		$ 14,658,765
Undistributed net investment income		21
Accumulated undistributed net realized gain (loss) on investments		(1,355)
Net Assets		$ 14,657,431

Class I: Net Asset Value, offering price and redemption price per share ($10,506,880 ÷ 10,507,144 shares)		$ 1.00

Class II: Net Asset Value, offering price and redemption price per share ($1,205,601 ÷ 1,205,569 shares)		$ 1.00

Class III: Net Asset Value, offering price and redemption price per share ($2,515,801 ÷ 2,516,368 shares)		$ 1.00

Select Class: Net Asset Value, offering price and redemption price per share ($429,149 ÷ 429,178 shares)		$ 1.00

Statement of Operations

Amounts in thousands	Six months ended September 30, 2007 (Unaudited)

Investment Income
Interest (including $29 from affiliated interfund lending)		$ 386,963

Expenses
Management fee	$ 14,233
Transfer agent fees	1,111
Distribution fees	4,477
Accounting fees and expenses	496
Custodian fees and expenses	70
Independent trustees' compensation	25
Registration fees	172
Audit	47
Legal	19
Miscellaneous	56
Total expenses before reductions	20,706
Expense reductions	(2,006)	18,700
Net investment income		368,263
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		194
Net increase in net assets resulting from operations		$ 368,457

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

Amounts in thousands	Six months ended September 30, 2007 (Unaudited)	Year ended March 31, 2007
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 368,263	$ 702,817
Net realized gain (loss)	194	(181)
Net increase in net assets resulting from operations	368,457	702,636
Distributions to shareholders from net investment income	(368,278)	(702,810)
Share transactions - net increase (decrease)	996,819	455,667
Total increase (decrease) in net assets	996,998	455,493

Net Assets
Beginning of period	13,660,433	13,204,940
End of period (including undistributed net investment income of $21 and undistributed net investment income of $36, respectively)	$ 14,657,431	$ 13,660,433

Financial Highlights - Class I

	Six months ended September 30, 2007	Years ended March 31,
	(Unaudited)	2007	2006	2005	2004	2003
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income	.026	.051	.036	.016	.010	.016
Distributions from net investment income	(.026)	(.051)	(.036)	(.016)	(.010)	(.016)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return B, C	2.65%	5.22%	3.67%	1.62%	1.00%	1.56%
Ratios to Average Net Assets D
Expenses before reductions	.23% A	.23%	.23%	.23%	.23%	.23%
Expenses net of fee waivers, if any	.20%A	.20%	.20%	.20%	.20%	.20%
Expenses net of all reductions	.20%A	.20%	.20%	.20%	.20%	.20%
Net investment income	5.24%A	5.09%	3.70%	1.68%	.99%	1.57%
Supplemental Data
Net assets, end of period (in millions)	$ 10,507	$ 9,075	$ 8,819	$ 8,158	$ 6,153	$ 4,434

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class II

	Six months ended September 30, 2007	Years ended March 31,
	(Unaudited)	2007	2006	2005	2004	2003
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income	.025	.049	.035	.015	.008	.014
Distributions from net investment income	(.025)	(.049)	(.035)	(.015)	(.008)	(.014)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total ReturnB, C	2.57%	5.06%	3.52%	1.47%	.85%	1.42%
Ratios to Average Net AssetsD
Expenses before reductions	.38%A	.38%	.38%	.38%	.38%	.38%
Expenses net of fee waivers, if any	.35%A	.35%	.35%	.35%	.35%	.35%
Expenses net of all reductions	.35%A	.35%	.35%	.35%	.35%	.35%
Net investment income	5.09%A	4.94%	3.55%	1.53%	.84%	1.41%
Supplemental Data
Net assets, end of period (in millions)	$ 1,206	$ 1,152	$ 1,706	$ 661	$ 176	$ 188

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

Financial Highlights - Class III

	Six months ended September 30, 2007	Years ended March 31,
	(Unaudited)	2007	2006	2005	2004	2003
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income	.025	.048	.034	.014	.007	.013
Distributions from net investment income	(.025)	(.048)	(.034)	(.014)	(.007)	(.013)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total ReturnB, C	2.52%	4.96%	3.41%	1.36%	.74%	1.31%
Ratios to Average Net AssetsD
Expenses before reductions	.48%A	.48%	.48%	.48%	.48%	.49%
Expenses net of fee waivers, if any	.45%A	.45%	.45%	.45%	.45%	.45%
Expenses net of all reductions	.45%A	.45%	.45%	.45%	.45%	.45%
Net investment income	4.99%A	4.84%	3.45%	1.43%	.74%	1.32%
Supplemental Data
Net assets, end of period (in millions)	$ 2,516	$ 3,053	$ 2,549	$ 1,123	$ 898	$ 1,187

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Select Class

	Six months ended September 30, 2007	Years ended March 31,
	(Unaudited)	2007	2006	2005	2004	2003
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income	.026	.050	.036	.016	.009	.015
Distributions from net investment income	(.026)	(.050)	(.036)	(.016)	(.009)	(.015)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total ReturnB, C	2.62%	5.17%	3.62%	1.57%	.95%	1.51%
Ratios to Average Net AssetsD
Expenses before reductions	.28%A	.28%	.28%	.28%	.28%	.29%
Expenses net of fee waivers, if any	.25%A	.25%	.25%	.25%	.25%	.25%
Expenses net of all reductions	.25%A	.25%	.25%	.25%	.25%	.25%
Net investment income	5.19%A	5.04%	3.65%	1.63%	.94%	1.52%
Supplemental Data
Net assets, end of period (in millions)	$ 429	$ 381	$ 132	$ 106	$ 114	$ 134

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Money Market Portfolio

Investment Changes

Maturity Diversification
Days	% of fund's investments 9/30/07	% of fund's investments 3/31/07	% of fund's investments 9/30/06
0 - 30	44.0	59.7	52.8
31 - 90	34.3	22.3	32.0
91 - 180	13.5	7.5	9.5
181 - 397	8.2	10.3	5.7
Weighted Average Maturity
	9/30/07	3/31/07	9/30/06
Money Market Portfolio	61 Days	56 Days	53 Days
All Taxable Money Market Funds Average*	40 Days	40 Days	41 Days
Asset Allocation (% of fund's net assets)
As of September 30, 2007	As of March 31, 2007
Corporate Bonds 1.5%	Corporate Bonds 1.3%
Commercial Paper 22.2%	Commercial Paper 12.5%
Bank CDs, BAs, TDs, and Notes 60.1%	Bank CDs, BAs, TDs, and Notes 60.8%
Government Securities 0.0%	Government Securities 0.3%
Repurchase Agreements 15.3%	Repurchase Agreements 24.5%
Net Other Assets 0.9%	Net Other Assets 0.6%

*Source: iMoneyNet, Inc.

Semiannual Report

Money Market Portfolio

Investments September 30, 2007 (Unaudited)

Showing Percentage of Net Assets

Certificates of Deposit - 27.3%
Due Date	Yield (a)	Principal Amount (000s)	Value (000s)
Domestic Certificates Of Deposit - 1.1%
Huntington National Bank, Columbus
10/29/07	5.35%	$ 19,500	$ 19,500
Merrill Lynch Bank USA
11/14/07	5.63	91,000	91,000
Wachovia Bank NA
3/28/08	5.40	305,000	305,000
			415,500
London Branch, Eurodollar, Foreign Banks - 8.0%
Barclays Bank PLC
3/4/08	5.35	310,000	310,000
Bayerische Hypo-und Vereinsbank AG
11/5/07	5.35	200,000	200,000
Calyon
11/5/07	5.34	342,000	342,000
Credit Industriel et Commercial
11/19/07 to 12/3/07	5.27 to 5.33	601,000	601,000
HBOS Treasury Services PLC
11/23/07 to 2/11/08	5.30 to 5.47	327,000	327,000
ING Bank NV
12/6/07	5.36	244,000	244,000
Intesa Sanpaolo SpA
10/22/07	5.15	164,000	164,000
Landesbank Hessen-Thuringen
2/20/08	5.40	246,000	246,000
Societe Generale
10/2/07 to 1/3/08	5.30 to 5.32	237,000	237,000
Unicredito Italiano SpA
11/13/07	5.37	210,000	210,001
			2,881,001
New York Branch, Yankee Dollar, Foreign Banks - 18.2%
Bank of Scotland PLC
1/3/08	5.38 (c)(d)	105,000	105,000
12/26/07	5.35 (c)	160,000	160,000
Barclays Bank PLC
11/7/07 to 5/22/08	5.31 to 5.36	1,170,000	1,170,000
BNP Paribas SA
10/2/07	5.30	183,000	183,000

Due Date	Yield (a)	Principal Amount (000s)	Value (000s)
Canadian Imperial Bank of Commerce
10/23/07	5.14% (d)	$ 230,000	$ 230,000
Credit Suisse First Boston
12/17/07	5.66 (d)	394,000	394,000
Credit Suisse Group
6/5/08	5.40	368,000	368,000
Deutsche Bank AG
11/21/07 to 4/24/08	5.31 to 5.69 (d)	977,000	977,000
HBOS Treasury Services PLC
12/12/07 to 2/11/08	5.30 to 5.75	707,000	707,000
Natexis Banques Populaires NY CD
6/17/08	5.36	320,000	320,000
Royal Bank of Scotland Group PLC
11/20/07	5.50	318,000	318,000
Societe Generale
11/2/07 to 4/2/08	5.34 to 5.40	702,000	702,000
Svenska Handelsbanken AB
11/14/07 to 11/21/07	5.49 to 5.55	280,000	280,000
UBS AG
2/4/08 to 2/19/08	5.20 to 5.46	590,000	590,000
UniCredito Italiano SpA, New York
10/29/07	5.32 (d)	70,000	69,999
			6,573,999
TOTAL CERTIFICATES OF DEPOSIT			9,870,500
Commercial Paper - 22.2%

Aegis Finance LLC
11/6/07 to 11/9/07	5.72 to 5.74	311,000	309,144
Apache Corp.
10/4/07	5.26 (b)	39,000	38,983
Asscher Finance Corp.
11/13/07	5.36	52,000	51,675
Banco Espirito Santo
1/22/08	5.37	8,000	7,869
Bank of America Corp.
2/13/08	5.37	434,000	425,491
Bryant Park Funding LLC
10/3/07 to 12/12/07	5.26 to 6.33	104,203	103,469
Capital One Multi-Asset Execution Trust
10/16/07 to 10/17/07	5.34 to 5.35	110,000	109,744
CC USA, Inc.
11/5/07	5.34 (b)	77,000	76,606
Commercial Paper - continued
Due Date	Yield (a)	Principal Amount (000s)	Value (000s)
Citibank Credit Card Master Trust I (Dakota Certificate Program)
10/2/07 to 10/30/07	5.22 to 6.28%	$ 598,000	$ 596,762
Citigroup Funding, Inc.
10/17/07 to 2/19/08	5.34 to 5.48	546,266	539,131
Dorada Finance, Inc.
10/30/07	5.33 (b)	83,000	82,648
Edison Asset Securitization LLC
10/12/07	6.04	60,000	59,890
Emerald (MBNA Credit Card Master Note Trust)
10/1/07 to 10/30/07	5.33 to 6.43	410,335	409,483
Falcon Asset Securitization Corp.
10/1/07 to 1/17/08	5.22 to 6.28	371,005	367,707
Grampian Funding LLC
10/24/07 to 11/20/07	5.20 to 5.66	421,000	418,774
HBOS Treasury Services PLC
11/16/07 to 11/21/07	5.47	147,000	145,930
Jupiter Securitization Corp.
10/22/07 to 11/5/07	5.27 to 6.02	174,000	173,195
Landesbank Baden-Wuert
11/30/07 to 1/31/08	5.50 to 5.75	338,000	333,366
Liberty Harbour II CDO Ltd.
10/19/07	5.36 (b)	25,500	25,433
Michigan Gen. Oblig.
10/4/07	5.41	51,200	51,200
Mont Blanc Capital Corp.
10/22/07 to 12/17/07	5.21 to 5.27	177,087	176,000
Morgan Stanley
11/19/07 to 6/13/08	5.29 to 5.65	414,000	407,407
Nationwide Building Society
10/11/07 to 3/20/08	5.20 to 5.39	475,000	469,567
Nelnet Student Loan Funding LLC
10/9/07 to 10/18/07	5.35 to 5.36	31,000	30,941
Park Avenue Receivables Corp.
10/3/07 to 1/18/08	5.21 to 6.03 (b)	195,477	194,137
Santander Finance, Inc.
3/25/08	5.11	185,000	180,496
Scaldis Capital LLC
11/13/07 to 11/15/07	5.66	88,000	87,398

Due Date	Yield (a)	Principal Amount (000s)	Value (000s)
Sheffield Receivables Corp.
10/1/07 to 10/25/07	5.22 to 6.43%	$ 869,789	$ 868,585
Societe Generale North America, Inc.
10/9/07 to 12/7/07	5.31 to 5.86	507,400	505,104
Stratford Receivables Co. LLC
10/1/07 to 10/3/07	5.76	125,000	124,976
Thames Asset Global Securities No. 1, Inc.
10/2/07 to 11/7/07	5.27 to 6.37	295,147	294,457
UBS Finance, Inc.
11/7/07	5.64	6,594	6,556
UniCredito Italiano Bank (Ireland) PLC
2/14/08	5.35	259,000	253,902
Variable Funding Capital Co. LLC
10/9/07 to 11/5/07	5.37 to 6.03 (b)	88,000	87,711
TOTAL COMMERCIAL PAPER			8,013,737
Bank Notes - 0.0%

M&I Marshall & Ilsley Bank
10/15/07	5.75 (d)	15,000	15,000
Master Notes - 3.2%

Asset Funding Co. III LLC
10/5/07	5.83 to 5.84 (d)(g)	308,000	308,000
Bear Stearns & Co., Inc.
3/26/08	5.78 (d)	157,000	157,000
Goldman Sachs Group, Inc.
11/14/07	5.68 (d)(g)	442,000	442,000
Lehman Brothers Holdings, Inc.
10/11/07 to 1/28/08	5.40 to 5.93 (d)(g)	109,000	109,000
Lehman Commercial Paper, Inc.
10/1/07	5.70 (d)(g)	121,000	121,000
TOTAL MASTER NOTES			1,137,000
Medium-Term Notes - 28.0%

AIG Matched Funding Corp.
11/1/07 to 1/1/08	5.18 to 5.68 (b)(d)	446,000	446,000
11/15/07	5.55 (d)	164,000	164,000
Allstate Life Global Funding II
10/9/07 to 10/29/07	5.16 to 5.89 (b)(d)	81,000	81,000
Medium-Term Notes - continued
Due Date	Yield (a)	Principal Amount (000s)	Value (000s)
Australia & New Zealand Banking Group Ltd.
10/23/07	5.16% (b)(d)	$ 44,000	$ 44,000
Bancaja US Debt SAU
10/23/07	5.39 (b)(d)	111,000	111,000
Banco Santander Totta SA
10/16/07	5.76 (b)(d)	190,000	190,000
Banesto SA
10/18/07	5.35 (b)(d)	162,000	162,000
Bank of America NA
10/25/07 to 11/12/07	5.36 to 5.38 (d)	421,000	420,978
Banque Federative du Credit Mutuel (BFCM)
10/15/07	5.81 (b)(d)	143,000	143,000
Bayerische Landesbank Girozentrale
10/15/07 to 11/19/07	5.40 to 5.55 (d)	270,000	270,000
Beta Finance, Inc./Beta Finance Corp.
10/9/07 to 10/15/07	5.30 (b)(d)	85,000	84,974
BMW U.S. Capital LLC
10/15/07	5.77 (d)	7,000	7,000
BNP Paribas SA
10/3/07 to 11/7/07	5.33 to 5.66 (d)	57,000	56,911
Caixa Catalunya
12/7/07	5.73 (d)	174,000	174,000
Caja de Ahorros Pens Barcelona
10/23/07	5.36 (b)(d)	260,000	260,000
Caja Madrid SA
10/19/07	5.36 (d)	78,000	78,000
Calyon
10/30/07	5.09 (d)	253,000	252,912
CC USA, Inc.
10/9/07	5.30 (b)(d)	62,000	61,981
Citigroup Funding, Inc.
11/13/07 to 11/14/07	5.50 to 5.58 (d)	519,000	519,000
Commonwealth Bank of Australia
10/24/07	5.16 (d)	41,000	41,000
Compagnie Financiere du Credit Mutuel
12/10/07	5.73 (d)	97,000	97,000
Credit Agricole SA
12/24/07	5.18 (b)(d)	281,000	281,000
Cullinan Finance Corp.
4/15/08	5.36 (b)	160,000	160,000
Cullinan Finance Ltd./Corp.
5/27/08	5.35 (b)	190,000	190,000
Danske Bank A/S
10/22/07	5.47 (b)(d)	250,000	249,982

Due Date	Yield (a)	Principal Amount (000s)	Value (000s)
DnB NOR Bank ASA
10/25/07	5.13% (b)(d)	$ 279,000	$ 279,000
Dorada Finance, Inc.
10/9/07	5.30 (d)	47,000	46,986
General Electric Capital Corp.
10/9/07 to 10/24/07	5.16 to 5.86 (d)	300,000	299,984
Genworth Life Insurance Co.
10/1/07	5.79 (d)(g)	40,000	40,000
Goldman Sachs Group, Inc.
10/25/07	5.36 (b)(d)	150,000	150,000
HBOS Treasury Services PLC
11/20/07	5.58 (b)(d)	18,000	18,001
12/24/07	5.28 (d)	150,000	150,000
HSBC Finance Corp.
10/9/07 to 10/24/07	5.19 to 5.81 (d)	301,000	301,000
HSBC USA, Inc.
10/15/07	5.75 (d)	100,000	100,000
HSH Nordbank AG
10/22/07 to 10/23/07	5.16 to 5.20 (b)(d)	216,000	216,000
ING USA Annuity & Life Insurance Co.
12/24/07	5.30 (d)(g)	30,000	30,000
Intesa Bank Ireland PLC
10/25/07	5.14 (b)(d)	260,000	260,000
Links Finance LLC
10/12/07 to 10/22/07	5.33 (b)(d)	135,000	134,989
Merrill Lynch & Co., Inc.
10/4/07 to 10/29/07	5.16 to 5.80 (d)	199,000	199,015
MetLife Insurance Co. of Connecticut
10/1/07	5.44 (d)(g)	30,000	30,000
Metropolitan Life Global Funding I
10/9/07 to 10/29/07	5.24 to 5.83 (b)(d)	65,994	65,994
Monumental Global Funding 2007
11/29/07	5.66 (b)(d)	82,000	82,000
Monumental Global Funding III
12/20/07	5.57 (b)(d)	25,000	25,000
Morgan Stanley
10/1/07 to 12/7/07	5.13 to 5.88 (d)	315,895	315,924
National Rural Utils. Coop. Finance Corp.
10/4/07	5.70 (d)	12,000	12,000
Nationwide Building Society
12/28/07	5.28 (d)	20,000	20,004
Nightingale Finance Ltd./LLC
3/18/08	5.45 (b)	8,000	8,000
Medium-Term Notes - continued
Due Date	Yield (a)	Principal Amount (000s)	Value (000s)
Pacific Life Global Funding
10/15/07	5.87% (d)	$ 10,000	$ 10,000
10/4/07	5.79 (b)(d)	25,000	25,000
RACERS
10/22/07	5.19 (b)(d)	170,000	170,000
Royal Bank of Canada
10/10/07 to 10/31/07	5.07 to 5.87 (d)	86,000	85,931
Royal Bank of Scotland PLC
10/11/07	5.37 (b)(d)	21,000	20,987
10/22/07	5.16 (b)(d)	100,000	100,000
Security Life of Denver Insurance Co.
11/28/07	5.60 (d)(g)	20,000	20,000
Sigma Finance, Inc.
12/28/07 to 8/1/08	5.17 to 5.39 (b)(d)	483,000	482,976
Skandinaviska Enskilda Banken AB
12/10/07 to 12/24/07	5.18 to 5.70 (d)	404,000	403,969
Svenska Handelsbanken AB
10/15/07	5.77 (b)(d)	185,000	185,000
U.S. Bank NA, Cincinnati
10/9/07	5.76 (d)	22,500	22,487
UniCredito Italiano Bank (Ireland) PLC
10/15/07	5.77 to 5.82 (b)(d)	287,000	287,000
UniCredito Italiano SpA, New York
11/20/07 to 12/3/07	5.48 to 5.62 (d)	207,000	206,996
Verizon Communications, Inc.
12/17/07	5.69 (d)	195,000	195,000
Washington Mutual Bank
11/16/07	5.57 (d)	58,000	58,004
WestLB AG
10/10/07 to 12/31/07	5.25 to 5.88 (b)(d)	117,000	117,000
Westpac Banking Corp.
11/14/07 to 12/4/07	5.60 to 5.72 (b)(d)	340,000	339,963
12/11/07	5.79 (d)	40,000	40,000
TOTAL MEDIUM-TERM NOTES	10,099,948
Short-Term Notes - 1.6%
	Due Date	Yield (a)	Principal Amount (000s)	Value (000s)
Hartford Life Insurance Co.
	12/3/07	5.77% (d)(g)	$ 65,000	$ 65,000
Jackson National Life Insurance Co.
	10/1/07	5.41 (d)(g)	47,000	47,000
Metropolitan Life Insurance Co.
	10/1/07	5.46 (d)(g)	65,000	65,000
Monumental Life Insurance Co.
	10/1/07	5.86 to 5.89 (d)(g)	91,000	91,000
New York Life Insurance Co.
	10/1/07	5.44 (d)(g)	215,000	215,000
Transamerica Occidental Life Insurance Co.
	11/1/07	5.53 (d)(g)	95,000	95,000
TOTAL SHORT-TERM NOTES				578,000
Asset-Backed Securities - 1.5%

Aardvark ABS CDO
	2/6/08	5.83 (b)(d)	131,000	131,000
Le Monde CDO I PLC / LLC
	3/5/08	5.75 (b)(d)	146,000	145,985
Master Funding Trust I
	10/25/07	5.16 (d)	20,000	20,000
	11/26/07 to 4/25/08	5.11 to 5.16 (b)(d)	126,718	126,718
PASA Funding 2007 Ltd.
	1/7/08	6.02 (b)(d)	100,000	100,000
Wachovia Asset Securitization Issuance LLC
	10/25/07	5.12 (b)(d)	7,135	7,135
Wind Trust
	1/25/08	5.13 (b)(d)	21,461	21,461
TOTAL ASSET-BACKED SECURITIES				552,299
Municipal Securities - 0.0%

California Statewide Communities Dev. Auth. Multi-family Hsg. Rev. Series M, VRDN
10/5/07	3.87 (d)(e)	15,000		14,994
Repurchase Agreements - 15.3%
	Maturity Amount (000s)	Value (000s)
In a joint trading account at:
5.05% dated 9/28/07 due 10/1/07 (Collateralized by U.S. Government Obligations) #	$ 114,992	$ 114,944
5.13% dated 9/28/07 due 10/1/07 (Collateralized by U.S. Government Obligations) #	166,276	166,205
With:
Banc of America Securities LLC at:
5.36%, dated 9/28/07 due 10/1/07 (Collateralized by Corporate Obligations valued at $144,900,000, 3.13% - 9.5%, 10/15/07 - 9/30/66)	138,062	138,000
5.38%, dated 9/28/07 due 10/1/07 (Collateralized by Mortgage Loan Obligations valued at $157,500,001, 0.25% - 10.1%, 11/17/13 - 1/15/49)	150,067	150,000
Citigroup Global Markets, Inc. at:
5.33%, dated 9/28/07 due 10/1/07:
(Collateralized by Commercial Paper Obligations valued at $204,000,001, 0%, 10/9/07 - 12/10/07)	200,089	200,000
(Collateralized by Mortgage Loan Obligations valued at $240,450,000, 6.01%, 8/1/37)	229,102	229,000
5.37%, dated 9/28/07 due 10/1/07 (Collateralized by Corporate Obligations valued at $247,800,001, 4.7% - 8.75%, 6/1/10 - 12/1/16)	236,106	236,000
Credit Suisse First Boston, Inc. at 5.35%, dated 8/8/07 due 11/6/07 (Collateralized by Mortgage Loan Obligations valued at $372,301,576, 0% - 9.15%, 3/23/10 - 6/7/52) (d)(f)	369,882	365,000
Deutsche Bank Securities, Inc. at:
5.36%, dated:
7/11/07 due 10/9/07 (Collateralized by Mortgage Loan Obligations valued at $87,720,000, 3.38% - 8.5%, 10/1/07 - 12/15/66)	87,152	86,000
7/19/07 due 10/19/07 (Collateralized by Corporate Obligations valued at $88,840,170, 4.75% - 13.24%, 2/1/08 - 6/1/67)	88,192	87,000
7/30/07 due 10/29/07 (Collateralized by Equity Securities valued at $183,750,000)	177,371	175,000

	Maturity Amount (000s)	Value (000s)
5.37%, dated 8/7/07 due 11/5/07 (Collateralized by Corporate Obligations valued at $181,560,176, 4% - 8.13%, 10/24/08 - 6/26/49)	$ 180,390	$ 178,000
5.4%, dated 9/28/07 due 10/1/07 (Collateralized by Corporate Obligations valued at $303,960,000, 0% - 7.5%, 5/15/09 - 6/1/62)	298,134	298,000
Goldman Sachs & Co. at:
5.4%, dated 9/28/07 due 10/1/07:
(Collateralized by Corporate Obligations valued at $472,500,000, 3.63% - 15.62%, 3/1/08 - 9/30/66)	450,203	450,000
(Collateralized by Mortgage Loan Obligations valued at $72,450,001, 5% - 7%, 6/15/23 - 4/25/46)	69,031	69,000
5.74%, dated 8/31/07 due 11/29/07 (Collateralized by Mortgage Loan Obligations valued at $102,000,001, 5.25% - 6.73%, 3/6/20 - 10/1/37)	101,435	100,000
Lehman Brothers, Inc. at:
5.32%, dated 7/30/07 due:
10/29/07 (Collateralized by Mortgage Loan Obligations valued at $110,252,577, 0.01% - 7.88%, 4/15/13 - 4/28/47)	106,412	105,000
11/6/07 (Collateralized by Mortgage Loan Obligations valued at $43,863,575, 0% - 9%, 7/15/16 - 7/25/47)	43,629	43,000
5.36%, dated 7/30/07 due:
10/29/07 (Collateralized by Mortgage Loan Obligations valued at $73,501,523, 0% - 8.85%, 9/15/29 - 6/25/36)	70,948	70,000
11/6/07 (Collateralized by U.S. Government Obligations valued at $43,863,057, 6%, 8/1/37)	43,634	43,000
5.5%, dated 9/28/07 due 10/1/07 (Collateralized by Corporate Obligations valued at $465,153,252, 0.01% - 12.25%, 12/10/07 - 6/1/67)	443,203	443,000
5.85%, dated 9/13/07 due 12/12/07 (Collateralized by Corporate Obligations valued at $257,040,347, 4.5% - 8.25%, 7/26/10 - 11/15/66) (d)(f)	255,686	252,000
Repurchase Agreements - continued
	Maturity Amount (000s)	Value (000s)
With: - continued
Merrill Lynch, Pierce, Fenner & Smith at:
5.36%, dated 7/17/07 due 10/17/07 (Collateralized by Corporate Obligations valued at $209,272,826, 4.63% - 7.5%, 7/24/09 - 12/16/36) (d)(f)	$ 201,726	$ 199,000
5.4%, dated 9/28/07 due 10/1/07 (Collateralized by Mortgage Loan Obligations valued at $1,216,776,559, 0% - 13.84%, 9/13/08 - 10/6/53)	1,179,531	1,179,000
5.56%, dated 8/15/07 due 11/15/07 (Collateralized by Mortgage Loan Obligations valued at $141,667,278, 4.75% - 7.62%, 10/25/10 - 4/25/47)	135,904	134,000
TOTAL REPURCHASE AGREEMENTS		5,510,149
TOTAL INVESTMENT PORTFOLIO - 99.1% (Cost $35,791,627)		35,791,627
NET OTHER ASSETS - 0.9%		334,500
NET ASSETS - 100%		$ 36,126,127
Security Type Abbreviation
VRDN - VARIABLE RATE DEMAND NOTE
Legend
(a) Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating rate securities, the rate at period end.

(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $6,469,664,000 or 17.9% of net assets.

(c) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

(d) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end. Due dates for these security types are the next interest rate reset date or, when applicable, the final maturity date.

(e) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(f) The maturity amount is based on the rate at period end.

(g) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $1,678,000,000 or 4.6% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Cost (000s)
Asset Funding Co. III LLC: 5.83%, 10/5/07	11/7/06	$ 157,000
5.84%, 10/5/07	8/29/06	$ 151,000
Genworth Life Insurance Co. 5.79%, 10/1/07	3/30/07	$ 40,000
Goldman Sachs Group, Inc. 5.68%, 11/14/07	8/13/07	$ 442,000
Hartford Life Insurance Co. 5.77%, 12/3/07	12/16/03	$ 65,000
ING USA Annuity & Life Insurance Co. 5.30%, 12/24/07	6/23/05	$ 30,000
Jackson National Life Insurance Co. 5.41%, 10/1/07	3/31/03	$ 47,000
Lehman Brothers Holdings, Inc.: 5.40%, 1/28/08	12/11/06	$ 30,000
5.93%, 10/11/07	1/10/07	$ 79,000
Lehman Commercial Paper, Inc. 5.70%, 10/1/07	9/28/07	$ 121,000
MetLife Insurance Co. of Connecticut 5.44%, 10/1/07	3/28/07	$ 30,000
Metropolitan Life Insurance Co. 5.46%, 10/1/07	3/26/02	$ 65,000
Monumental Life Insurance Co.: 5.86%, 10/1/07	7/31/98 - 9/17/98	$ 36,000
5.89%, 10/1/07	3/12/99	$ 55,000
New York Life Insurance Co. 5.44%, 10/1/07	2/28/02 - 12/19/02	$ 215,000
Security Life of Denver Insurance Co. 5.60%, 11/28/07	8/26/05	$ 20,000
Transamerica Occidental Life Insurance Co. 5.53%, 11/1/07	4/28/00	$ 95,000
# Additional Information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value (Amounts in thousands)
$114,944,000 due 10/01/07 at 5.05%
BNP Paribas Securities Corp.	$ 35,633
Banc of America Securities LLC	12,644
Bear Stearns & Co., Inc.	6,897
Morgan Stanley & Co., Inc.	59,770
$ 114,944
$166,205,000 due 10/01/07 at 5.13%
Bear Stearns & Co., Inc.	$ 7,147
Citigroup Global Markets, Inc.	50,229
Greenwich Capital Markets, Inc.	8,371
HSBC Securities (USA), Inc.	16,743
ING Financial Markets LLC	33,486
J.P. Morgan Securities, Inc.	50,229
$ 166,205
Income Tax Information

At March 31, 2007, the fund had a capital loss carryforward of approximately $3,683,000 of which $153,000, $535,000, $517,000 and $2,478,000 will expire on March 31, 2011, 2012, 2013 and 2014, respectively.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Money Market Portfolio

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	September 30, 2007 (Unaudited)

Assets
Investment in securities, at value (including repurchase agreements of $5,510,149) - See accompanying schedule: Unaffiliated issuers (cost $35,791,627)		$ 35,791,627
Cash		3,090
Receivable for fund shares sold		414,543
Interest receivable		234,524
Prepaid expenses		23
Receivable from investment adviser for expense reductions		1,425
Other receivables		345
Total assets		36,445,577

Liabilities
Payable for investments purchased Regular delivery	$ 132,000
Delayed delivery	105,000
Payable for fund shares redeemed	40,317
Distributions payable	34,432
Accrued management fee	5,866
Distribution fees payable	557
Other affiliated payables	596
Other payables and accrued expenses	682
Total liabilities		319,450

Net Assets		$ 36,126,127
Net Assets consist of:
Paid in capital		$ 36,130,483
Distributions in excess of net investment income		(102)
Accumulated undistributed net realized gain (loss) on investments		(4,254)
Net Assets		$ 36,126,127

Class I: Net Asset Value, offering price and redemption price per share ($32,612,419 ÷ 32,614,442 shares)		$ 1.00

Class II: Net Asset Value, offering price and redemption price per share ($567,758 ÷ 567,843 shares)		$ 1.00

Class III: Net Asset Value, offering price and redemption price per share ($2,385,030 ÷ 2,386,415 shares)		$ 1.00

Select Class: Net Asset Value, offering price and redemption price per share ($560,920 ÷ 560,971 shares)		$ 1.00

Statement of Operations

Amounts in thousands	Six months ended September 30, 2007 (Unaudited)

Investment Income
Interest (including $78 from affiliated interfund lending)		$ 939,532

Expenses
Management fee	$ 34,539
Transfer agent fees	2,608
Distribution fees	3,290
Accounting fees and expenses	807
Custodian fees and expenses	149
Independent trustees' compensation	60
Registration fees	389
Audit	88
Legal	41
Miscellaneous	93
Total expenses before reductions	42,064
Expense reductions	(8,093)	33,971
Net investment income		905,561
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		(571)
Net increase in net assets resulting from operations		$ 904,990

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Moeny Market Portfolio
Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Six months ended September 30, 2007 (Unaudited)	Year ended March 31, 2007
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 905,561	$ 1,366,577
Net realized gain (loss)	(571)	354
Net increase in net assets resulting from operations	904,990	1,366,931
Distributions to shareholders from net investment income	(905,588)	(1,366,526)
Share transactions - net increase (decrease)	4,349,132	11,395,876
Total increase (decrease) in net assets	4,348,534	11,396,281

Net Assets
Beginning of period	31,777,593	20,381,312
End of period (including distributions in excess of net investment income of $102 and distributions in excess of net investment income of $75, respectively)	$ 36,126,127	$ 31,777,593

Financial Highlights - Class I

	Six months ended September 30, 2007	Years ended March 31,
	(Unaudited)	2007	2006	2005	2004	2003
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income	.026	.051	.036	.016	.010	.016
Distributions from net investment income	(.026)	(.051)	(.036)	(.016)	(.010)	(.016)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total ReturnB, C	2.66%	5.24%	3.69%	1.58%	1.03%	1.59%
Ratios to Average Net Assets D
Expenses before reductions	.22% A	.23%	.23%	.23%	.23%	.22%
Expenses net of fee waivers, if any	.18%A	.18%	.18%	.18%	.18%	.18%
Expenses net of all reductions	.18%A	.18%	.18%	.18%	.18%	.18%
Net investment income	5.27%A	5.14%	3.71%	1.50%	1.03%	1.58%
Supplemental Data
Net assets, end of period (in millions)	$ 32,612	$ 28,969	$ 18,848	$ 11,389	$ 18,841	$ 16,325

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class II

	Six months ended September 30, 2007	Years ended March 31,
	(Unaudited)	2007	2006	2005	2004	2003
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income	.026	.050	.035	.014	.009	.014
Distributions from net investment income	(.026)	(.050)	(.035)	(.014)	(.009)	(.014)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total ReturnB, C	2.58%	5.08%	3.53%	1.43%	.88%	1.46%
Ratios to Average Net AssetsD
Expenses before reductions	.38%A	.38%	.38%	.38%	.38%	.38%
Expenses net of fee waivers, if any	.33%A	.33%	.33%	.33%	.33%	.33%
Expenses net of all reductions	.33%A	.33%	.33%	.33%	.33%	.33%
Net investment income	5.11%A	4.99%	3.56%	1.35%	.87%	1.43%
Supplemental Data
Net assets, end of period (in millions)	$ 568	$ 637	$ 319	$ 168	$ 260	$ 206

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

Financial Highlights - Class III

	Six months ended September 30, 2007	Years ended March 31,
	(Unaudited)	2007	2006	2005	2004	2003
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income	.025	.049	.034	.013	.008	.013
Distributions from net investment income	(.025)	(.049)	(.034)	(.013)	(.008)	(.013)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total ReturnB, C	2.53%	4.98%	3.43%	1.33%	.78%	1.34%
Ratios to Average Net AssetsD
Expenses before reductions	.48%A	.48%	.48%	.48%	.48%	.48%
Expenses net of fee waivers, if any	.43%A	.43%	.43%	.43%	.43%	.43%
Expenses net of all reductions	.43%A	.43%	.43%	.43%	.43%	.43%
Net investment income	5.01%A	4.89%	3.46%	1.25%	.77%	1.33%
Supplemental Data
Net assets, end of period (in millions)	$ 2,385	$ 1,701	$ 1,074	$ 926	$ 456	$ 439

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Select Class

	Six months ended September 30, 2007	Years ended March 31,
	(Unaudited)	2007	2006	2005	2004	2003
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income	.026	.051	.036	.015	.010	.015
Distributions from net investment income	(.026)	(.051)	(.036)	(.015)	(.010)	(.015)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total ReturnB, C	2.63%	5.19%	3.64%	1.53%	.98%	1.54%
Ratios to Average Net AssetsD
Expenses before reductions	.28%A	.28%	.29%	.28%	.28%	.28%
Expenses net of fee waivers, if any	.23%A	.23%	.23%	.23%	.23%	.23%
Expenses net of all reductions	.23%A	.23%	.23%	.23%	.23%	.23%
Net investment income	5.21%A	5.08%	3.66%	1.45%	.98%	1.53%
Supplemental Data
Net assets, end of period (000 omitted)	$ 560,920	$ 470,390	$ 141,102	$ 16,279	$ 161,505	$ 24,271

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Tax-Exempt Portfolio

Investment Changes

Maturity Diversification
Days	% of fund's investments 9/30/07	% of fund's investments 3/31/07	% of fund's investments 9/30/06
0 - 30	86.9	94.1	94.3
31 - 90	1.5	2.0	0.7
91 - 180	2.7	3.0	1.0
181 - 397	8.9	0.9	4.0
Weighted Average Maturity
	9/30/07	3/31/07	9/30/06
Tax-Exempt Portfolio	38 Days	15 Days	20 Days
All Tax-Free Money Market Funds Average*	29 Days	22 Days	26 Days
Asset Allocation (% of fund's net assets)
As of September 30, 2007	As of March 31, 2007
Variable Rate Demand Notes (VRDNs) 82.0%	Variable Rate Demand Notes (VRDNs) 88.6%
Commercial Paper (including CP Mode) 3.9%	Commercial Paper (including CP Mode) 1.7%
Tender Notes and Bonds 2.3%	Tender Notes and Bonds 0.7%
Municipal Notes 8.5%	Municipal Notes 4.9%
Municipal Bonds 0.8%	Municipal Bonds 0.2%
Fidelity Tax-Free Cash Central Fund 1.8%	Fidelity Tax-Free Cash Central Fund 2.1%
Net Other Assets 0.7%	Net Other Assets 1.8%

*Source: iMoneyNet, Inc.

Semiannual Report

Tax-Exempt Portfolio

Investments September 30, 2007 (Unaudited)

Showing Percentage of Net Assets

Municipal Securities - 99.3%
	Principal Amount (000s)	Value (000s)
Alabama - 1.6%
Alabama Gen. Oblig. Participating VRDN Series PZ 270, 3.95% (Liquidity Facility Wells Fargo & Co.) (b)(d)	$ 6,280	$ 6,280
Birmingham Spl. Care Facilities Auth. Rev. Participating VRDN Series AAB 20, 3.93% (Liquidity Facility ABN-AMRO Bank NV) (b)(d)	18,190	18,190
Birmingham Wtrwks. & Swr. Board Wtr. & Swr. Rev. Participating VRDN Series Putters 1737, 3.92% (Liquidity Facility JPMorgan Chase Bank) (b)(d)	4,000	4,000
Houston County Health Care Auth. Rev. Participating VRDN Series PT 879, 3.95% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	20,195	20,195
Huntsville Health Care Auth. Rev. Bonds 5%, tender 3/3/08, LOC Regions Bank of Alabama (b)	15,000	15,082
Huntsville Healthcare Participating VRDN Series PA 1466, 3.96% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	14,250	14,250
Jefferson County Swr. Rev.:
Participating VRDN Series ROC II R 10153, 3.92% (Liquidity Facility Citigroup, Inc.) (b)(d)	8,920	8,920
Series 2002 C6, 3.88% (XL Cap. Assurance, Inc. Insured), VRDN (b)	36,464	36,464
Series 2003 B3, 3.88% (XL Cap. Assurance, Inc. Insured), VRDN (b)	12,700	12,700
Series 2003 B5, 3.86% (XL Cap. Assurance, Inc. Insured), VRDN (b)	10,100	10,100
Series 2003 B7, 3.88% (XL Cap. Assurance, Inc. Insured), VRDN (b)	27,000	27,000
Montgomery AlaHA Spl. Care Facilities Fing. Auth. Prog. Rev. (Mizell Memorial Hosp. Proj.) 3.92%, LOC Regions Bank of Alabama, VRDN (b)	5,500	5,500
Univ. of Alabama Gen. Rev. Participating VRDN Series Putters 477, 3.92% (Liquidity Facility JPMorgan Chase Bank) (b)(d)	4,745	4,745
		183,426
Alaska - 0.4%
Alaska Hsg. Fin. Corp. Participating VRDN:
Series DB 131, 3.92% (Liquidity Facility Deutsche Bank AG) (b)(d)	4,920	4,920
Series Solar 06 22, 3.65% (Liquidity Facility U.S. Bank NA, Minnesota) (b)(d)(e)	5,010	5,010
Anchorage Gen. Oblig. Participating VRDN:
Series PT 2652, 3.95% (Liquidity Facility KBC Bank NV) (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	3,910	3,910

	Principal Amount (000s)	Value (000s)
Series ROC II R 2020, 3.92% (Liquidity Facility Citigroup, Inc.) (b)(d)	$ 3,015	$ 3,015
Anchorage Wastewtr. Rev. Participating VRDN Series Solar 07 97, 3.91% (Liquidity Facility U.S. Bank NA, Minnesota) (b)(d)	24,780	24,780
		41,635
Arizona - 1.5%
Arizona Health Facilities Auth. Rev. Banner Health Participating VRDN Series BS 333, 3.92% (Liquidity Facility Bear Stearns Companies, Inc.) (b)(d)	4,920	4,920
Arizona State Univ. Rev. Participating VRDN Series Solar 07 22, 3.91% (Liquidity Facility U.S. Bank NA, Minnesota) (b)(d)	10,265	10,265
Arizona Trans. Board Hwy. Rev. Participating VRDN Series ROC II R1038, 3.92% (Liquidity Facility Citigroup, Inc.) (b)(d)	6,125	6,125
Chandler Gen. Oblig. Participating VRDN Series MS 06 1648, 3.91% (Liquidity Facility Morgan Stanley) (b)(d)	9,280	9,280
Maricopa County Cmnty. College District Participating VRDN Series ROC II R 876, 3.92% (Liquidity Facility Citibank NA) (b)(d)	17,015	17,015
Maricopa County Pub. Fin. Corp. Lease Rev. Participating VRDN Series MS 06 1863, 3.91% (Liquidity Facility Wells Fargo & Co.) (b)(d)	8,440	8,440
Maricopa Unified School District No. 48 Participating VRDN Series PT 4020, 3.92% (Liquidity Facility Dexia Cr. Local de France) (b)(d)(e)	19,905	19,905
Mesa Util. Sys. Rev. Participating VRDN:
Series Putters 960, 3.92% (Liquidity Facility JPMorgan Chase Bank) (b)(d)	5,160	5,160
Series ROC II R 11032, 3.92% (Liquidity Facility Citibank NA) (b)(d)	3,000	3,000
Series ROC II R 11033, 3.92% (Liquidity Facility Citibank NA) (b)(d)	7,330	7,330
Series ROC II R 11034, 3.92% (Liquidity Facility Citibank NA) (b)(d)	6,665	6,665
Phoenix Civic Impt. Corp. District Rev. Participating VRDN Series PZ 85, 3.96% (Liquidity Facility BNP Paribas SA) (b)(d)	6,325	6,325
Phoenix Gen. Oblig. Participating VRDN:
Series Merlots 07 H5, 3.92% (Liquidity Facility Wachovia Bank NA) (b)(d)	7,520	7,520
Series PT 1436, 3.99% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	95	95
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Arizona - continued
Salt River Proj. Agricultural Impt. & Pwr. District Elec. Sys. Rev.:
Participating VRDN:
Series EGL 07 0012, 3.91% (Liquidity Facility Landesbank Hessen-Thuringen) (b)(d)	$ 13,850	$ 13,850
Series MS 06 1430, 3.91% (Liquidity Facility Morgan Stanley) (b)(d)	7,050	7,050
Series MS 06 1840, 3.91% (Liquidity Facility Morgan Stanley) (b)(d)	9,215	9,215
Series MS 06 1841, 3.91% (Liquidity Facility Morgan Stanley) (b)(d)	6,698	6,698
Series PT 1512, 3.99% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	1,630	1,630
Series ROC II R 640, 3.92% (Liquidity Facility Citibank NA) (b)(d)	7,440	7,440
Series C, 3.7% 12/19/07, CP	2,000	2,000
Tempe Gen. Oblig. Participating VRDN Series PZ 251, 3.93% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	9,955	9,955
		169,883
Arkansas - 0.1%
Arkansas Hosp. Equip. Fin. Auth. (Baptist Health Proj.) Series 1995, 3.89% (MBIA Insured), VRDN (b)	1,950	1,950
Univ. of Arkansas Univ. Revs. Participating VRDN Series Solar 06 26, 3.91% (Liquidity Facility U.S. Bank NA, Minnesota) (b)(d)	11,315	11,315
		13,265
California - 0.5%
Alameda Corridor Trans. Auth. Rev. Participating VRDN Series PZ 61, 3.93% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	4,120	4,120
Alhambra Ctfs. of Prtn. Participating VRDN Series PT 3457, 3.92% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	4,640	4,640
Bay Area Toll Auth. California Toll Bridge Rev. Participating VRDN Series Putters 1982 F, 4.04% (Liquidity Facility JPMorgan Chase Bank) (b)(d)	20,520	20,520
California Statewide Communities Dev. Auth. Poll. Cont. Rev. Participating VRDN Series MT 234, 4.09% (Liquidity Facility Lloyds TSB Bank PLC) (b)(d)	14,995	14,995
Foothill/Eastern Trans. Corridor Agcy. Toll Road Rev. Participating VRDN Series PZ 41, 3.93% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	4,180	4,180
Pomona Pub. Fing. Auth. Rev. Participating VRDN Series PT 3849, 3.92% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	3,465	3,465

	Principal Amount (000s)	Value (000s)
Sacramento Muni. Util. District Fing. Auth. Rev. Participating VRDN Series PT 3360, 3.92% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	$ 4,545	$ 4,545
San Francisco Bldg. Auth. Lease Rev. Participating VRDN Series PT 3461, 3.92% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	3,900	3,900
		60,365
Colorado - 1.8%
Arapahoe County Wtr. & Wastewtr. Pub. Impt. District Participating VRDN Series PT 2174, 3.95% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	4,655	4,655
Colorado Dept. of Corrections Ctfs. of Prtn. Participating VRDN Series Putters 1252, 3.92% (Liquidity Facility JPMorgan Chase Bank) (b)(d)	5,615	5,615
Colorado Health Facilities Auth. Rev.:
Participating VRDN Series PA 02 1094, 3.99% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	6,805	6,805
(Boulder Cmnty. Hosp. Proj.) Series 2000, 3.95%, LOC JPMorgan Chase Bank, VRDN (b)	18,100	18,100
Colorado Reg'l. Trans. District Sales Tax Rev. Participating VRDN:
Series EGL 07 0038, 3.91% (Liquidity Facility Bayerische Landesbank (UNGTD)) (b)(d)	18,080	18,080
Series EGL 07 0039, 3.91% (Liquidity Facility Bayerische Landesbank (UNGTD)) (b)(d)	16,785	16,785
Series EGL 07 0040, 3.91% (Liquidity Facility Bayerische Landesbank (UNGTD)) (b)(d)	27,905	27,905
Series MS 01 679, 3.91% (Liquidity Facility Morgan Stanley) (b)(d)	6,900	6,900
Colorado Wtr. Resources and Pwr. Dev. Auth. Wastewtr. Rev. Bonds Series PT 2781, 3.8%, tender 3/6/08 (Liquidity Facility Dexia Cr. Local de France) (b)(d)(e)	14,010	14,010
Denver City & County Arpt. Rev. Participating VRDN Series MS 00 425, 3.91% (Liquidity Facility Morgan Stanley) (b)(d)	8,995	8,995
Denver City & County School District #1 Participating VRDN Series Clipper 07 29, 3.9% (Liquidity Facility State Street Bank & Trust Co., Boston) (b)(d)	23,000	23,000
Denver City & County Wtr. Participating VRDN Series PZ 232, 3.95% (Liquidity Facility Wells Fargo & Co.) (b)(d)	15,600	15,600
E-470 Pub. Hwy. Auth. Rev. Participating VRDN:
Series 04 BS 219 Class A, 3.92% (Liquidity Facility Bear Stearns Companies, Inc.) (b)(d)	4,445	4,445
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Colorado - continued
E-470 Pub. Hwy. Auth. Rev. Participating VRDN: - continued
Series PZ 112, 3.96% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	$ 1,420	$ 1,420
Series PZ 46, 3.99% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	5,710	5,710
Jefferson County School District #R1 Participating VRDN Series PT 2716, 3.99% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	5,245	5,245
Univ. of Colorado Hosp. Auth. Rev. Participating VRDN Series ROC II R 10243 CE, 3.92% (Liquidity Facility Citigroup, Inc.) (b)(d)	28,500	28,500
		211,770
District Of Columbia - 1.1%
District of Columbia Participating VRDN Series Solar 07 58, 3.85% (Liquidity Facility U.S. Bank NA, Minnesota) (b)(d)	15,000	15,000
District of Columbia Ballpark Rev. Participating VRDN Series Putters 1325, 3.92% (Liquidity Facility JPMorgan Chase Bank) (b)(d)	15,600	15,600
District of Columbia Gen. Oblig.:
Bonds:
Series ROC II R 11063, 3.85%, tender 12/14/07 (Liquidity Facility Citibank NA) (b)(d)(e)	10,030	10,030
Series ROC II R 11072, 3.85%, tender 12/14/07 (Liquidity Facility Citibank NA) (b)(d)(e)	10,030	10,030
Participating VRDN:
Series MS 06 1847, 3.91% (Liquidity Facility Morgan Stanley) (b)(d)	4,972	4,972
Series MT 447, 3.95% (Liquidity Facility Bayerische Landesbank (UNGTD)) (b)(d)	8,330	8,330
Series PT 852, 3.95% (Liquidity Facility Landesbank Hessen-Thuringen) (b)(d)	10,910	10,910
Series ROC II 99 10, 3.92% (Liquidity Facility Citibank NA) (b)(d)	3,965	3,965
District of Columbia Rev. (DC Preparatory Academy Proj.) 3.89%, LOC Manufacturers & Traders Trust Co., VRDN (b)	5,500	5,500
District of Columbia Wtr. & Swr. Auth. Pub. Util. Rev. Participating VRDN:
Series PA 612, 3.99% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	5,320	5,320
Series ROC II R 10201, 3.92% (Liquidity Facility Citibank NA) (b)(d)	15,955	15,955

	Principal Amount (000s)	Value (000s)
Series ROC II R 11058, 3.92% (Liquidity Facility Citibank NA) (b)(d)	$ 6,300	$ 6,300
Series Solar 07 56, 3.91% (Liquidity Facility U.S. Bank NA, Minnesota) (b)(d)	12,920	12,920
		124,832
Florida - 8.3%
Alachua County Shands Healthcare Participating VRDN Series PA 1469, 3.96% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	35,195	35,195
Brevard County Health Facilities Auth. Health Care Facilities Rev. Participating VRDN Series PA 1342, 3.96% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	5,500	5,500
Broward County Edl. Facilities Auth. Rev. Participating VRDN Series MS 06 1305, 3.91% (Liquidity Facility Morgan Stanley) (b)(d)	6,665	6,665
Broward County School Board Ctfs. of Prtn. Participating VRDN Series ROC II R 858, 4.15% (Liquidity Facility Citibank NA) (b)(d)	4,985	4,985
Cape Coral Wtr. & Swr. Rev. Participating VRDN Series Solar 07 60, 3.91% (Liquidity Facility U.S. Bank NA, Minnesota) (b)(d)	20,615	20,615
Deltona Util. Sys. Rev. Participating VRDN:
Series PT 2024, 3.99% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	5,160	5,160
Series PT 2026, 3.99% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	5,180	5,180
Florida Board of Ed. Participating VRDN:
Series MSTC 7022, Class A 3.92% (Liquidity Facility Bear Stearns Companies, Inc.) (b)(d)	3,750	3,750
Series PT 3520, 3.95% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	24,950	24,950
Series Putters 137, 3.92% (Liquidity Facility JPMorgan Chase & Co.) (b)(d)	15,990	15,990
Series ROC II R 10078, 3.92% (Liquidity Facility Citibank NA) (b)(d)	5,550	5,550
Series ROC II R 9106, 3.92% (Liquidity Facility Citigroup, Inc.) (b)(d)	5,950	5,950
Florida Board of Ed. Cap. Outlay Participating VRDN:
Series EGL 01 902, 3.92% (Liquidity Facility Bayerische Landesbank (UNGTD)) (b)(d)	23,360	23,360
Series EGL 01 905, 3.91% (Liquidity Facility Banco Bilbao Vizcaya Argentaria SA) (b)(d)	5,630	5,630
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Florida - continued
Florida Board of Ed. Cap. Outlay Pub. Ed. Rev. Participating VRDN:
Series EC 1134, 3.97% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	$ 16,000	$ 16,000
Series EC 1150, 3.97% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	18,385	18,385
Florida Board of Ed. Lottery Rev. Participating VRDN:
Series EGL 01 904, 3.93% (Liquidity Facility Citibank NA) (b)(d)	23,375	23,375
Series EGL 01 906 Class A, 3.93% (Liquidity Facility Citibank NA) (b)(d)	6,000	6,000
Series MS 01 570, 3.91% (Liquidity Facility Morgan Stanley) (b)(d)	13,350	13,350
Series ROC II R 10123, 3.92% (Liquidity Facility Citibank NA) (b)(d)	5,815	5,815
Florida Board of Ed. Pub. Ed. Participating VRDN:
Series EGL 07 0049, 3.91% (Liquidity Facility Bayerische Landesbank (UNGTD)) (b)(d)	29,585	29,585
Series ROC II R 817, 3.92% (Liquidity Facility Citibank NA) (b)(d)	7,920	7,920
Series ROC II R6037, 3.92% (Liquidity Facility Citigroup, Inc.) (b)(d)	6,255	6,255
Florida Dept. of Envir. Protection Rev. Participating VRDN:
Series Floaters 722, 3.91% (Liquidity Facility Morgan Stanley) (b)(d)	10,208	10,208
Series PT 3400, 3.95% (Liquidity Facility KBC Bank NV) (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	6,730	6,730
Florida Dept. of Trans. Tpk. Rev. Participating VRDN Series Solar 07 30, 3.92% (Liquidity Facility U.S. Bank NA, Minnesota) (b)(d)	15,015	15,015
Florida Gen. Oblig. Participating VRDN:
Series Clipper 07 27, 3.9% (Liquidity Facility State Street Bank & Trust Co., Boston) (b)(d)	11,265	11,265
Series PZ 130, 3.96% (Liquidity Facility Wells Fargo & Co.) (b)(d)	7,070	7,070
Series ROC II R 4070, 3.92% (Liquidity Facility Citigroup, Inc.) (b)(d)	12,775	12,775
Series ROC II R1001 3.92% (Liquidity Facility Citigroup, Inc.) (b)(d)	7,500	7,500
Florida Hurricane Catastrophe Fund Fin. Corp. Rev. Participating VRDN Series EC 1081, 3.97% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	39,900	39,900
Florida Muni. Ln. Council Rev.:
Bonds Series PT 2528, 3.8%, tender 3/13/08 (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)(e)	6,745	6,745

	Principal Amount (000s)	Value (000s)
Participating VRDN Series Putters 1084 B, 3.92% (Liquidity Facility JPMorgan Chase & Co.) (b)(d)	$ 5,625	$ 5,625
Florida Tpk. Auth. Tpk. Rev. Participating VRDN Series EC 1077, 3.97% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	8,225	8,225
Fort Myers Util. Sys. Rev. Participating VRDN Series Solar 06 53, 3.91% (Liquidity Facility U.S. Bank NA, Minnesota) (b)(d)	12,845	12,845
Highlands County Health Facilities Auth. Rev. (Adventist Health Sys. - Sunbelt Proj.):
Series A-2, 3.86% (FSA Insured), VRDN (b)	6,000	6,000
Series C, 3.92%, VRDN (b)	11,000	11,000
Hillsborough County Assessment Rev. Participating VRDN Series PT 3436, 3.95% (Liquidity Facility Danske Bank AS) (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	11,880	11,880
Hillsborough County Aviation Auth. Rev. Participating VRDN Series Putters 930, 3.92% (Liquidity Facility JPMorgan Chase & Co.) (b)(d)	3,665	3,665
Hollywood Gen. Oblig. Participating VRDN Series Putters 934, 3.92% (Liquidity Facility JPMorgan Chase Bank) (b)(d)	6,305	6,305
Hollywood Wtr. & Swr. Rev. Participating VRDN Series ROC II R4055, 3.92% (Liquidity Facility Citigroup, Inc.) (b)(d)	5,455	5,455
Jacksonville Elec. Auth. Elec. Sys. Rev. Participating VRDN Series PA 1068, 3.99% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	5,620	5,620
Lee Memorial Health Sys. Participating VRDN Series PA 1470, 3.96% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	21,475	21,475
Manatee County School Board Ctfs. of Prtn. Participating VRDN Series ROC II R 11115, 4.15% (Liquidity Facility Citibank NA) (b)(d)	17,525	17,525
Miami Gen. Oblig. Participating VRDN Series ROC II R 11200, 3.92% (Liquidity Facility Citibank NA) (b)(d)	10,390	10,390
Miami-Dade County Expressway Auth. Participating VRDN Series Putters 1339, 3.92% (Liquidity Facility JPMorgan Chase Bank) (b)(d)	10,205	10,205
Miami-Dade County Gen. Oblig. Participating VRDN Series EGL 06 106 Class A, 3.93% (Liquidity Facility Citibank NA) (b)(d)	9,900	9,900
Miami-Dade County Pub. Svc. Tax Rev. Participating VRDN Series MSTC 02 9043, 3.92% (Liquidity Facility Bear Stearns Companies, Inc.) (b)(d)	9,960	9,960
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Florida - continued
Miami-Dade County School Board Ctfs. of Prtn. Participating VRDN:
Series DB 241, 3.95% (Liquidity Facility Deutsche Bank AG) (b)(d)	$ 16,435	$ 16,435
Series Putters 1317, 3.92% (Liquidity Facility JPMorgan Chase Bank) (b)(d)	5,020	5,020
Series Putters 534, 3.92% (Liquidity Facility JPMorgan Chase Bank) (b)(d)	3,195	3,195
Series Solar 06 76, 3.91% (Liquidity Facility U.S. Bank NA, Minnesota) (b)(d)	28,170	28,170
Series Solar 07 41, 3.91% (Liquidity Facility U.S. Bank NA, Minnesota) (b)(d)	10,050	10,050
Miami-Dade County Spl. Oblig. Participating VRDN Series Solar 07 45, 4.05% (Liquidity Facility U.S. Bank NA, Minnesota) (b)(d)	10,000	10,000
Miami-Dade County Stormwater Util. Rev. Participating VRDN Series Putters 1086 B, 3.92% (Liquidity Facility JPMorgan Chase & Co.) (b)(d)	3,825	3,825
Miami-Dade County Transit Sales Surtax Rev. Participating VRDN Series EGL 06 101 Class A, 3.92% (Liquidity Facility Landesbank Hessen-Thuringen) (b)(d)	22,540	22,540
Orange County Health Facilities Auth. Rev. (Adventist Health Sys./Sunbelt Obligated Group Proj.) 3.86%, LOC SunTrust Banks, Inc., VRDN (b)	15,000	15,000
Orange County School Board Ctfs. of Prtn. Participating VRDN:
Series ROC II R 2182, 4.15% (Liquidity Facility Citigroup, Inc.) (b)(d)	3,410	3,410
Series ROC II R7020, 4.15% (Liquidity Facility Citigroup, Inc.) (b)(d)	5,755	5,755
Series Solar 06 30, 3.91% (Liquidity Facility U.S. Bank NA, Minnesota) (b)(d)	16,483	16,483
Orange County Tourist Dev. Tax Rev. Participating VRDN:
Series EC 1171, 3.97% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	19,635	19,635
Series MS 06 1806, 3.91% (Liquidity Facility Morgan Stanley) (b)(d)	7,465	7,465
Series MS 06 1807, 3.91% (Liquidity Facility Morgan Stanley) (b)(d)	7,450	7,450
Series MS 817, 3.91% (Liquidity Facility Morgan Stanley) (b)(d)	7,315	7,315
Orlando & Orange County Expressway Auth. Rev. Participating VRDN Series ROC II R 9011, 3.92% (Liquidity Facility Citigroup, Inc.) (b)(d)	4,485	4,485
Osceola County Infrastructure Sales Surtax Rev. Participating VRDN Series EC 1093, 3.97% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	7,530	7,530

	Principal Amount (000s)	Value (000s)
Palm Bay Util. Rev. Participating VRDN Series PT 3220, 3.95% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	$ 9,090	$ 9,090
Palm Beach County School Board Ctfs. of Prtn. Participating VRDN:
Series PT 3464, 3.99% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	12,360	12,360
Series PT 3966, 3.96% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	11,320	11,320
Palm Beach County School District 3.68% 3/13/08, LOC Bank of America NA, CP	3,000	3,000
Pasco County Indl. Dev. Rev. (Academy Lakes Day School Proj.) 3.92%, LOC Bank of America NA, VRDN (b)	1,955	1,955
Pasco County School Board Ctfs. of Prtn. Participating VRDN Series ROC II R 11084, 4.15% (Liquidity Facility Citibank NA) (b)(d)	6,075	6,075
Polk County Util. Sys. Rev. Participating VRDN Series EGL 720050022 Class A, 3.93% (Liquidity Facility Citibank NA) (b)(d)	9,705	9,705
Port of Saint Lucie Util. Rev. Participating VRDN Series MS 06 1420X, 3.91% (Liquidity Facility Morgan Stanley) (b)(d)	5,000	5,000
Saint Johns County Sales Tax Rev. Participating VRDN Series ROC II R 2142, 3.92% (Liquidity Facility Citigroup, Inc.) (b)(d)	5,320	5,320
Sarasota County Util. Sys. Rev. Participating VRDN Series Putters 852, 3.92% (Liquidity Facility JPMorgan Chase Bank) (b)(d)	4,490	4,490
Seminole County School Board Ctfs. of Prtn. Participating VRDN Series ROC II R4537, 4.15% (Liquidity Facility Citigroup, Inc.) (b)(d)	5,655	5,655
South Florida Wtr. Mgmt. District Ctfs. of Prtn. Wtr. & Swr. Rev. Participating VRDN Series EC 1099, 3.99% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	7,130	7,130
Sunshine State Govt. Fing. Commission Rev. Series J:
3.7% 12/19/07, CP	4,900	4,900
3.71% 12/14/07, CP	19,383	19,383
Tallahassee Cap. Rev. Participating VRDN Series Putters 606, 3.92% (Liquidity Facility JPMorgan Chase & Co.) (b)(d)	4,765	4,765
Tampa Bay Wtr. Reg'l. Wtr. Supply Auth. Util. Sys. Rev. Participating VRDN Series ROC 4084, 3.92% (Liquidity Facility Citigroup, Inc.) (b)(d)	7,650	7,650
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Florida - continued
Tampa Bay Wtr. Util. Sys. Rev. Participating VRDN:
Series BA 01 N, 3.92% (Liquidity Facility Bank of America NA) (b)(d)	$ 5,200	$ 5,200
Series Merlots 01 A130, 3.92% (Liquidity Facility Wachovia Bank NA) (b)(d)	9,880	9,880
Series MS 98 112, 3.91% (Liquidity Facility Morgan Stanley) (b)(d)	5,745	5,745
Series PT 4163, 3.92% (Liquidity Facility Bayerische Hypo-und Vereinsbank AG) (b)(d)	7,940	7,940
Tampa Occupational License Tax Rev. Participating VRDN Series Putters 2110, 3.92% (Liquidity Facility JPMorgan Chase Bank) (b)(d)	10,300	10,300
Univ. of North Florida Fing. Corp. Cap. Impt. Rev. Participating VRDN Series DB 271, 3.95% (Liquidity Facility Deutsche Bank AG) (b)(d)	14,080	14,080
Volusia County Edl. Facilities Auth. Rev. Participating VRDN Series PT 2795, 3.99% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	6,260	6,260
Volusia County School Board Ctfs. of Prtn. Participating VRDN Series Solar 06 8, 3.92% (Liquidity Facility U.S. Bank NA, Minnesota) (b)(d)	21,185	21,185
		960,599
Georgia - 2.7%
Atlanta Arpt. Passenger Facilities Charge Rev. Participating VRDN:
Series EGL 7053030 Class A, 3.92% (Liquidity Facility Landesbank Hessen-Thuringen) (b)(d)	11,400	11,400
Series Floaters 06 1332, 3.91% (Liquidity Facility Morgan Stanley) (b)(d)	10,150	10,150
Series MS 06 1331, 3.91% (Liquidity Facility Morgan Stanley) (b)(d)	5,128	5,128
Series Putters 1690, 3.92% (Liquidity Facility JPMorgan Chase Bank) (b)(d)	10,430	10,430
Atlanta Arpt. Rev. Participating VRDN:
Series MS 00 375, 3.91% (Liquidity Facility Morgan Stanley) (b)(d)	14,345	14,345
Series ROC II R 10080, 3.92% (Liquidity Facility Citibank NA) (b)(d)	9,015	9,015
Atlanta Dev. Auth. Student Hsg. Rev.:
Participating VRDN Series Putters 1044, 3.92% (Liquidity Facility JPMorgan Chase Bank) (b)(d)	9,930	9,930
Participating VRDN Series Solar 06 24, 3.92% (Liquidity Facility U.S. Bank NA, Minnesota) (b)(d)	8,910	8,910

	Principal Amount (000s)	Value (000s)
Atlanta Wtr. & Wastewtr. Rev. Participating VRDN:
Series EGL 720050009 Class A, 3.91% (Liquidity Facility Banco Bilbao Vizcaya Argentaria SA) (b)(d)	$ 6,000	$ 6,000
Series PT 2373, 3.92% (Liquidity Facility Dexia Cr. Local de France) (b)(d)	19,770	19,770
Burke County Indl. Dev. Auth. Poll. Cont. Rev. Bonds (Georgia Pwr. Co. Plant Vogtle Proj.) First Series 2000, 3.76%, tender 7/1/08 (b)	29,200	29,200
Carrollton Payroll Dev. Auth. Rev. Participating VRDN Series PT 2468, 3.99% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	5,220	5,220
College Park Bus. & Indl. Dev. Auth. Participating VRDN Series PT 3301, 3.95% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	12,640	12,640
DeKalb County Pub. Safety & Judicial Participating VRDN Series MS 1459, 3.91% (Liquidity Facility Morgan Stanley) (b)(d)	4,480	4,480
Douglas County School District Participating VRDN Series ROC II R 11061, 3.92% (Liquidity Facility Citibank NA) (b)(d)	5,000	5,000
Fulton County Hosp. Auth. Rev. (Northside Hosp. Proj.) Series A, 3.86%, LOC Wachovia Bank NA, VRDN (b)	19,720	19,720
Georgia Gen. Oblig. Participating VRDN:
Series Putters 1420, 3.92% (Liquidity Facility JPMorgan Chase Bank) (b)(d)	4,290	4,290
Series ROC II R 10028, 3.92% (Liquidity Facility Citigroup, Inc.) (b)(d)	55,000	55,000
Georgia Muni. Elec. Auth. Pwr. Rev. Participating VRDN Series MACN 04 E, 3.92% (Liquidity Facility Bank of America NA) (b)(d)	6,810	6,810
Gwinnett County Dev. Auth. Ctfs. of Prtn. Participating VRDN Series MT 337, 3.95% (Liquidity Facility BNP Paribas SA) (b)(d)	25,830	25,830
Henry County Wtr. & Swr. Auth. Rev. Participating VRDN Series PT 2583, 3.99% (Liquidity Facility Dexia Cr. Local de France) (b)(d)	7,090	7,090
Metropolitan Atlanta Rapid Transit Auth. Sales Tax Rev. Participating VRDN Series SG 57, 3.91% (Liquidity Facility Societe Generale) (b)(d)	18,605	18,605
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Georgia - continued
Richmond County Participating VRDN Series LB 06 50, 3.93% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (b)(d)	$ 10,600	$ 10,600
Rockdale County Wtr. & Swr. Auth. Rev. Participating VRDN 3.92% (Liquidity Facility JPMorgan Chase Bank) (b)(d)	2,940	2,940
		312,503
Hawaii - 0.2%
Hawaii Gen. Oblig. Participating VRDN:
Series MS 738, 3.91% (Liquidity Facility Morgan Stanley) (b)(d)	11,580	11,580
Series ROC II R 11021 PB, 3.93% (Liquidity Facility Deutsche Postbank AG) (b)(d)	10,300	10,300
Series ROC II R153, 3.92% (Liquidity Facility Citibank NA) (b)(d)	3,300	3,300
Univ. of Hawaii Rev. Participating VRDN Series PZ 128, 3.99% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	3,530	3,530
		28,710
Idaho - 0.5%
Idaho Gen. Oblig. TAN 4.5% 6/30/08	60,300	60,634
Illinois - 9.5%
Champaign County Gen. Oblig. Participating VRDN Series Putters 887, 3.92% (Liquidity Facility JPMorgan Chase & Co.) (b)(d)	5,415	5,415
Chicago Board of Ed.:
Bonds Series PT 3010, 3.8%, tender 3/6/08 (Liquidity Facility Dexia Cr. Local de France) (b)(d)(e)	16,430	16,430
Participating VRDN:
Series Merlots 01 A47, 3.92% (Liquidity Facility Bank of New York, New York) (b)(d)	9,305	9,305
Series Merlots 97 E, 3.92% (Liquidity Facility Wachovia Bank NA) (b)(d)	8,700	8,700
Series MSDW 01 467, 3.91% (Liquidity Facility Morgan Stanley) (b)(d)	3,000	3,000
Series Putters 1952, 3.92% (Liquidity Facility JPMorgan Chase Bank) (b)(d)	11,595	11,595
Chicago Board of Ed. School Reform Rev. Participating VRDN Series LB 07 P1, 3.93% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (b)(d)	15,540	15,540
Chicago Gen. Oblig. Participating VRDN:
Series DB 104, 3.92% (Liquidity Facility Deutsche Bank AG) (b)(d)	10,440	10,440
Series EGL 06 01 Class A, 3.93% (Liquidity Facility Citibank NA) (b)(d)	7,150	7,150

	Principal Amount (000s)	Value (000s)
Series MS 00 426, 3.91% (Liquidity Facility Morgan Stanley) (b)(d)	$ 8,795	$ 8,795
Series MS 06 1435, 3.91% (Liquidity Facility Morgan Stanley) (b)(d)	8,818	8,818
Series PA 643R, 3.99% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	5,895	5,895
Series PT 2357, 3.99% (Liquidity Facility Dexia Cr. Local de France) (b)(d)	3,990	3,990
Series PT 3115, 3.95% (Liquidity Facility KBC Bank NV) (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	27,010	27,010
Series PT 3504, 3.95% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	17,710	17,710
Series PT 4121, 3.95% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	10,900	10,900
Series PT 4122, 3.95% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	7,140	7,140
Series Putters 1278, 3.92% (Liquidity Facility JPMorgan Chase Bank) (b)(d)	9,730	9,730
Series Putters 2052, 3.92% (Liquidity Facility JPMorgan Chase Bank) (b)(d)	20,945	20,945
Series Putters 510, 3.92% (Liquidity Facility JPMorgan Chase Bank) (b)(d)	5,235	5,235
Series ROC II R 11017, 3.92% (Liquidity Facility Citibank NA) (b)(d)	10,460	10,460
Series ROC II R 745PB, 3.93% (Liquidity Facility Deutsche Postbank AG) (b)(d)	15,650	15,650
Series Solar 06 38, 3.91% (Liquidity Facility U.S. Bank NA, Minnesota) (b)(d)	8,200	8,200
Chicago Metropolitan Wtr. Reclamation District Greater Chicago Participating VRDN:
Series MSTC 7017 Class A, 3.92% (Liquidity Facility Bear Stearns Companies, Inc.) (b)(d)	7,950	7,950
Series ROC II R 6077, 3.92% (Liquidity Facility Citigroup, Inc.) (b)(d)	4,925	4,925
Chicago O'Hare Int'l. Arpt. Rev.:
Bonds:
Series PT 3356, 3.73%, tender 2/28/08 (Liquidity Facility Dexia Cr. Local de France) (b)(d)(e)	9,605	9,605
5% 1/1/08 (MBIA Insured)	10,000	10,033
Participating VRDN:
Series DB 188, 3.95% (Liquidity Facility Deutsche Bank AG) (b)(d)	8,700	8,700
Series DB 189, 3.92% (Liquidity Facility Deutsche Bank AG) (b)(d)	15,510	15,510
Series EGL 07 0140, 3.92% (Liquidity Facility Citibank NA) (b)(d)	26,195	26,195
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Chicago O'Hare Int'l. Arpt. Rev.: - continued
Participating VRDN:
Series PT 3334, 3.95% (Liquidity Facility Dexia Cr. Local de France) (b)(d)	$ 11,385	$ 11,385
Series PT 3744, 3.95% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	9,995	9,995
Series ROC II R494, 3.92% (Liquidity Facility Citibank NA) (b)(d)	15,810	15,810
Series ROC II R556, 3.92% (Liquidity Facility Citibank NA) (b)(d)	9,375	9,375
Chicago Park District Participating VRDN:
Series PT 2935, 3.95% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	10,850	10,850
Series PT 3195, 3.99% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	5,830	5,830
Series Putters 1223, 3.92% (Liquidity Facility JPMorgan Chase Bank) (b)(d)	5,945	5,945
Series Putters 521, 3.92% (Liquidity Facility JPMorgan Chase Bank) (b)(d)	5,645	5,645
Chicago Pub. Bldg. Commission Bldg. Rev. Participating VRDN Series PT 1835, 3.99% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	5,900	5,900
Chicago Sales Tax Rev. Participating VRDN Series Putters 1315, 3.92% (Liquidity Facility JPMorgan Chase Bank) (b)(d)	5,170	5,170
Chicago Skyway Toll Bridge Rev. Participating VRDN Series EGL 01 1304, 3.93% (Liquidity Facility Citibank NA) (b)(d)	3,000	3,000
Chicago Wastewtr. Transmission Rev. Participating VRDN Series ROC II R 720 PB, 3.93% (Liquidity Facility Deutsche Postbank AG) (b)(d)	10,200	10,200
Chicago Wtr. Rev. Participating VRDN:
Series BA 02 E, 3.92% (Liquidity Facility Bank of America NA) (b)(d)	9,995	9,995
Series Merlots 00 TT, 3.92% (Liquidity Facility Wachovia Bank NA) (b)(d)	5,200	5,200
Series PT 3534, 3.95% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	11,250	11,250
Cook County Forest Preservation District Participating VRDN Series Putters 566, 3.92% (Liquidity Facility JPMorgan Chase Bank) (b)(d)	6,240	6,240
Cook County Gen. Oblig. Participating VRDN:
Series PT 2637, 3.95% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	9,570	9,570

	Principal Amount (000s)	Value (000s)
Series ROC II R 10163, 3.92% (Liquidity Facility Citibank NA) (b)(d)	$ 7,000	$ 7,000
Series Solar 06 10, 3.75% (Liquidity Facility U.S. Bank NA, Minnesota) (b)(d)(e)	13,750	13,750
DuPage & Cook Counties Cmnty. Unit School District #205 Participating VRDN Series ROC II R1073, 3.92% (Liquidity Facility Citigroup, Inc.) (b)(d)	5,555	5,555
Grundy, Kendall & Will County Cmnty. High School District #111 Gen. Oblig. Participating VRDN Series Stars 157, 3.92% (Liquidity Facility BNP Paribas SA) (b)(d)	15,050	15,050
Illinois Dev. Fin. Auth. Gas Supply Rev. Participating VRDN Series PA 1166, 3.95% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	10,805	10,805
Illinois Edl. Facilities Auth. Revs. Participating VRDN Series MS 1077, 3.91% (Liquidity Facility Morgan Stanley) (b)(d)	4,995	4,995
Illinois Fin. Auth. Rev. Participating VRDN:
Series EGL 06 118, Class A, 3.93% (Liquidity Facility Citibank NA) (b)(d)	9,450	9,450
Series PT 3252, 3.99% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	4,975	4,975
Series ROC II R6015, 3.92% (Liquidity Facility Citigroup, Inc.) (b)(d)	4,935	4,935
Illinois Gen. Oblig.:
Participating VRDN:
Series EC 1082, 3.99% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	1,965	1,965
Series EGL 00 1304, 3.93% (Liquidity Facility Citibank NA) (b)(d)	1,720	1,720
Series MS 98 143, 3.91% (Liquidity Facility Morgan Stanley) (b)(d)	38,500	38,500
Series PT 1832, 3.99% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	4,160	4,160
Series PT 3359, 3.92% (Liquidity Facility Dexia Cr. Local de France) (b)(d)	8,680	8,680
Series PT 3517, 3.92% (Liquidity Facility Dexia Cr. Local de France) (b)(d)	13,090	13,090
Series PT 4081, 3.95% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	12,070	12,070
Series Putters 133, 3.92% (Liquidity Facility JPMorgan Chase & Co.) (b)(d)	4,915	4,915
Series ROC II R 11039, 3.92% (Liquidity Facility Citibank NA) (b)(d)	13,475	13,475
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Illinois Gen. Oblig.: - continued
RAN 4.25% 11/9/07	$ 65,200	$ 65,234
Illinois Health Facilities Auth. Rev. (Memorial Health Sys. Proj.) 4.1%, LOC JPMorgan Chase Bank, VRDN (b)	4,500	4,500
Illinois Muni. Elec. Agcy. Pwr. Supply Participating VRDN:
Series Putters 1368, 3.92% (Liquidity Facility JPMorgan Chase Bank) (b)(d)	15,240	15,240
Series Solar 06 98, 3.91% (Liquidity Facility U.S. Bank NA, Minnesota) (b)(d)	27,545	27,545
Illinois Reg'l. Trans. Auth. Participating VRDN:
Series Merlots 02 A24, 3.92% (Liquidity Facility Bank of New York, New York) (b)(d)	4,920	4,920
Series PT 2394, 3.92% (Liquidity Facility Dexia Cr. Local de France) (b)(d)	24,640	24,640
Series PT 2398, 3.92% (Liquidity Facility Dexia Cr. Local de France) (b)(d)	40,115	40,115
Series PT 2761, 3.92% (Liquidity Facility Dexia Cr. Local de France) (b)(d)	19,055	19,055
Series SGB 19, 3.91% (Liquidity Facility Societe Generale) (b)(d)	8,675	8,675
Illinois Sales Tax Rev. Participating VRDN Series PT 1929, 3.95% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	3,920	3,920
Illinois Toll Hwy. Auth. Toll Hwy. Rev. Participating VRDN:
Series MT 366, 3.99% (Liquidity Facility DEPFA BANK PLC) (b)(d)	7,995	7,995
Series PT 3477, 3.95% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	10,390	10,390
Series ROC II R 606PB, 3.93% (Liquidity Facility Deutsche Postbank AG) (b)(d)	6,170	6,170
Jacksonville Indl. Rev. (Passavant Area Hosp. Assoc. Proj.):
Series A, 3.91%, LOC Comerica Bank, Detroit, VRDN (b)	19,905	19,905
Series B, 3.91%, LOC Comerica Bank, Detroit, VRDN (b)	12,485	12,485
Kane & DeKalb Counties Cmnty. Unit School District #302 Participating VRDN Series Putters 283, 3.92% (Liquidity Facility JPMorgan Chase Bank) (b)(d)	4,600	4,600

	Principal Amount (000s)	Value (000s)
Lake County Adlai E. Stevenson High School District #125 Participating VRDN Series DB 201, 3.99% (Liquidity Facility Deutsche Bank AG) (b)(d)	$ 6,820	$ 6,820
McHenry County Cmnty. School District #200 Participating VRDN Series Putters 1363, 3.92% (Liquidity Facility JPMorgan Chase Bank) (b)(d)	3,345	3,345
Metropolitan Pier & Exposition Auth. Dedicated State Tax Rev. Participating VRDN Series MSTC 266, 3.92% (Liquidity Facility Bear Stearns Companies, Inc.) (b)(d)	15,660	15,660
Metropolitan Pier & Exposition Auth. State Tax Rev. Participating VRDN Series MSTC 3030, Class A 3.92% (Liquidity Facility Bear Stearns Companies, Inc.) (b)(d)	11,465	11,465
Northern Illinois Muni. Pwr. Agcy. Pwr. Proj. Rev. Participating VRDN:
Series DB 311, 3.95% (Liquidity Facility Deutsche Bank AG) (b)(d)	19,935	19,935
Series ROC II R 9129, 3.92% (Liquidity Facility Citigroup, Inc.) (b)(d)	21,775	21,775
Series ROC II R 9130, 3.92% (Liquidity Facility Citigroup, Inc.) (b)(d)	21,700	21,700
Northfield Township High School District #225 Cook County Participating VRDN Series MSTC 295, 3.92% (Liquidity Facility Bear Stearns Companies, Inc.) (b)(d)	9,100	9,100
Quad Cities Reg'l. Econ. Dev. Auth. Rev. (Two Rivers YMCA, Inc. Proj.) 4.1%, LOC U.S. Bank NA, Minnesota, VRDN (b)	2,500	2,500
Schaumburg Village Gen. Oblig. Participating VRDN:
Series EGL 04 45 Class A, 3.93% (Liquidity Facility Citibank NA) (b)(d)	5,085	5,085
Series MS 06 1345, 3.91% (Liquidity Facility Morgan Stanley) (b)(d)	5,491	5,491
Springfield Elec. Rev. Participating VRDN Series ROC II R 7052, 3.92% (Liquidity Facility Citigroup, Inc.) (b)(d)	5,780	5,780
Springfield Pub. Util. Rev. Participating VRDN Series AAB 06 53, 3.93% (Liquidity Facility ABN-AMRO Bank NV) (b)(d)	12,995	12,995
Univ. of Illinois Ctfs. of Prtn. Bonds Series PT 2328, 3.8%, tender 3/13/08 (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)(e)	5,200	5,200
Univ. of Illinois Univ. Revs. Participating VRDN:
Series PZ 2621, 3.95% (Liquidity Facility Danske Bank AS) (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	8,800	8,800
Series ROC II R 10124, 3.92% (Liquidity Facility Citibank NA) (b)(d)	5,535	5,535
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Will & Kendall Counties Cmnty. Consolidated School District #202 Participating VRDN Series PT 3482, 3.95% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	$ 9,365	$ 9,365
Will County Cmnty. Unit School District #365, Valley View Participating VRDN Series ROC II R 11177 WFZ, 3.92% (Liquidity Facility Wells Fargo & Co.) (b)(d)	8,600	8,600
		1,101,961
Indiana - 3.2%
Aurora School Bldg. Corp. Participating VRDN Series PT 2456, 3.95% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	10,270	10,270
Avon 2000 Cmnty. School Bldg. Corp. Participating VRDN Series Putters 1055, 3.92% (Liquidity Facility JPMorgan Chase & Co.) (b)(d)	6,245	6,245
Boone County Hosp. Assoc. Lease Rev. Participating VRDN Series DB 149, 3.92% (Liquidity Facility Deutsche Bank AG) (b)(d)	8,850	8,850
Columbus Repair and Renovation School Bldg. Corp. Participating VRDN Series Putters 1079 B, 3.92% (Liquidity Facility JPMorgan Chase & Co.) (b)(d)	7,115	7,115
Ctr. Grove 2000 Bldg. Corp. Participating VRDN Series DB 135, 3.99% (Liquidity Facility Deutsche Bank AG) (b)(d)	3,975	3,975
Dyer Redev. Auth. Econ. Dev. Lease Rent Participating VRDN Series DB 139, 3.99% (Liquidity Facility Deutsche Bank AG) (b)(d)	7,365	7,365
Indiana Bond Bank RAN 4.25% 1/31/08, LOC Bank of New York, New York	16,700	16,732
Indiana Edl. Facilities Auth. Rev. (Earlham College Proj.) Series E, 3.87%, LOC U.S. Bank NA, Minnesota, VRDN (b)	520	520
Indiana Fin. Auth. Hwy. Rev. Participating VRDN:
Series PT 3980, 3.95% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	50,340	50,340
Series PT 3985, 3.95% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	10,115	10,115
Series PZ 231, 3.95% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	13,560	13,560
Indiana Fin. Auth. Rev. Participating VRDN:
Series PZ 156, 3.96% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	5,635	5,635
Series ROC II R6056, 3.92% (Liquidity Facility Citigroup, Inc.) (b)(d)	12,195	12,195

	Principal Amount (000s)	Value (000s)
Indiana Health & Edl. Facilities Fing. Auth. Hosp. Rev. (Howard Reg'l. Health Sys. Proj.):
Series A, 4.1%, LOC Comerica Bank, Detroit, VRDN (b)	$ 3,400	$ 3,400
Series B, 4.1%, LOC Nat'l. City Bank Cleveland, VRDN (b)	8,880	8,880
Indiana Health & Edl. Facilities Fing. Auth. Rev. Participating VRDN Series ROC II R 11160, 3.92% (Liquidity Facility Citibank NA) (b)(d)	9,125	9,125
Indiana Health Facilities Fing. Auth. Hosp. Rev. (Cmnty. Hosp. Proj.) Series B, 3.96%, LOC JPMorgan Chase Bank, VRDN (b)	15,000	15,000
Indiana Muni. Pwr. Agcy. Pwr. Supply Sys. Rev. Participating VRDN:
Series PT 1412, 3.95% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	12,305	12,305
Series Putters 1448, 3.92% (Liquidity Facility JPMorgan Chase Bank) (b)(d)	15,850	15,850
Indiana Office Bldg. Commission Rev. Series A, 3.75% 12/14/07, LOC JPMorgan Chase Bank, CP	3,936	3,936
Indiana Toll Road Commission Toll Road Rev. Participating VRDN Series Merlots 01 A104, 3.92% (Liquidity Facility Wachovia Bank NA) (b)(d)	3,135	3,135
Indiana Trans. Fin. Auth. Hwy. Rev. Participating VRDN:
Series Merlots B18, 3.92% (Liquidity Facility Wachovia Bank NA) (b)(d)	10,085	10,085
Series MS 942 D, 3.91% (Liquidity Facility Morgan Stanley) (b)(d)	4,299	4,299
Series PT 2189, 3.99% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	3,790	3,790
Series PT 2245, 3.99% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	4,520	4,520
Indianapolis Local Pub. Impt. Bond Bank Participating VRDN Series MACN 06 S, 3.92% (Liquidity Facility Bank of America NA) (b)(d)	4,240	4,240
Merrillville Multi-School Bldg. Corp. Participating VRDN Series Putters 922, 3.92% (Liquidity Facility JPMorgan Chase Bank) (b)(d)	9,870	9,870
Mount Vernon of Hancock County Multi-School Corp. Participating VRDN Series DB 137, 3.92% (Liquidity Facility Deutsche Bank AG) (b)(d)	9,465	9,465
New Albany Floyd County Independent School Bldg. Corp. Participating VRDN Series PT 2794, 3.95% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	8,300	8,300
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Indiana - continued
Plainfield Cmnty. High School Bldg. Corp. Participating VRDN:
Series DB 194, 3.99% (Liquidity Facility Deutsche Bank AG) (b)(d)	$ 5,225	$ 5,225
Series PT 3281, 3.99% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	5,380	5,380
Purdue Univ. Rev.:
Bonds Series PT 3817, 3.74%, tender 10/11/07 (Liquidity Facility Dexia Cr. Local de France) (b)(d)(e)	25,145	25,145
Participating VRDN Series PT 3510, 3.95% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	8,185	8,185
Richmond Econ. Dev. Rev. (Friends Fellowship Cmnty. Proj.) Series 1993, 4.25%, LOC U.S. Bank NA, Minnesota, VRDN (b)	400	400
Saint Joseph County Hosp. Auth. Health Sys. Rev. Participating VRDN:
Series ROC II R 11031, 3.92% (Liquidity Facility Citibank NA) (b)(d)	19,600	19,600
Series ROC II R 11040, 3.92% (Liquidity Facility Citibank NA) (b)(d)	10,400	10,400
Series UBS 07 1010, 3.92% (Liquidity Facility Bank of New York, New York) (b)(d)	18,000	18,000
Valparaiso Econ. Dev. Rev. (Indiana Retirement Cmnty. Proj.) 4.25%, LOC JPMorgan Chase Bank, VRDN (b)	400	400
Wayne Township Marion County School Bldg. Corp. Participating VRDN Series PT 2016, 3.99% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	5,175	5,175
		377,027
Iowa - 0.4%
Grinnell Hosp. Rev. (Grinnell Reg'l. Med. Ctr. Proj.) 4.1%, LOC U.S. Bank NA, Minnesota, VRDN (b)	4,435	4,435
Iowa Fin. Auth. Health Care Facilities Rev. (Care Initiatives Proj.) 4.1%, LOC KBC Bank NV, VRDN (b)	3,885	3,885
Iowa Higher Ed. Ln. Auth. Rev. (Loras College Proj.) Series 2000, 4.05%, LOC LaSalle Bank NA, VRDN (b)	8,600	8,600
Iowa School Cash Anticipation Prog. TRAN Series A, 4.5% 6/27/08 (FSA Insured)	20,800	20,914
Tobacco Settlement Auth. Tobacco Settlement Rev. Participating VRDN Series ROC II R456CE, 3.93% (Liquidity Facility Citibank NA) (b)(d)	11,770	11,770
		49,604

	Principal Amount (000s)	Value (000s)
Kansas - 0.4%
Kansas Dev. Fin. Auth. Rev. Participating VRDN:
Series Putters 1193, 3.92% (Liquidity Facility JPMorgan Chase Bank) (b)(d)	$ 4,535	$ 4,535
Series Putters 324, 3.92% (Liquidity Facility JPMorgan Chase Bank) (b)(d)	11,635	11,635
Wichita Hosp. Rev. Participating VRDN Series MT 170, 3.92% (Liquidity Facility Landesbank Hessen-Thuringen) (b)(d)	27,100	27,100
Wtr. District No. 1 of Johnson County Participating VRDN Series PT 4050, 3.99% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	3,245	3,245
		46,515
Kentucky - 0.6%
Kentucky Asset/Liability Commission Gen. Fund Rev. Participating VRDN Series ROC II R 11045, 3.92% (Liquidity Facility Citibank NA) (b)(d)	13,500	13,500
Kentucky Hsg. Corp. Single Family Mtg. Rev. Participating VRDN 3.99% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	3,395	3,395
Kentucky Property & Bldgs. Commission Revs. Participating VRDN Series IXIS 05 24, 3.92% (Liquidity Facility CDC Fin. CDC IXIS) (b)(d)	21,835	21,835
Louisville Participating VRDN Series ROC 651 CE, 3.92% (Liquidity Facility Citibank NA) (b)(d)	7,200	7,200
Louisville & Jefferson County Metropolitan Swr. District Swr. & Drain Sys. Rev. Participating VRDN Series EGL 01 1701, 3.93% (Liquidity Facility Citibank NA) (b)(d)	3,915	3,915
Mason County Poll. Cont. Rev. (East Kentucky Pwr. Coop. Proj.):
Series 1984 B1, 3.91% (Nat'l. Rural Utils. Coop. Fin. Corp. Guaranteed), VRDN (b)	2,100	2,100
Series 1984 B2, 3.91% (Nat'l. Rural Utils. Coop. Fin. Corp. Guaranteed), VRDN (b)	7,100	7,100
Series 1984 B3, 3.91% (Nat'l. Rural Utils. Coop. Fin. Corp. Guaranteed), VRDN (b)	5,625	5,625
		64,670
Louisiana - 1.7%
Louisiana Citizens Property Ins. Corp. Assessment Rev. Participating VRDN:
Series MT 233, 4.24% (Liquidity Facility Svenska Handelsbanken AB) (b)(d)	40,000	40,000
Series Putters 1304 T, 3.92% (Liquidity Facility JPMorgan Chase Bank) (b)(d)	11,860	11,860
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Louisiana - continued
Louisiana Gas & Fuel Tax Rev. Participating VRDN:
Series EGL 7050038 Class A, 3.91% (Liquidity Facility Banco Bilbao Vizcaya Argentaria SA) (b)(d)	$ 4,350	$ 4,350
Series EGL 7053027 Class A, 3.92% (Liquidity Facility Landesbank Hessen-Thuringen) (b)(d)	29,700	29,700
Series PT 2749, 3.99% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	5,225	5,225
Series ROC II R7021, 3.92% (Liquidity Facility Citigroup, Inc.) (b)(d)	10,990	10,990
Series ROC II RR 9049, 3.92% (Liquidity Facility Citigroup, Inc.) (b)(d)	3,320	3,320
Louisiana Gas & Fuels Tax Rev. Participating VRDN Series ROC II R 659, 3.92% (Liquidity Facility Citibank NA) (b)(d)	5,000	5,000
Louisiana Gen. Oblig. Participating VRDN Series Putters 1408, 3.92% (Liquidity Facility JPMorgan Chase Bank) (b)(d)	6,150	6,150
Louisiana Pub. Facilities Auth. Rev. (Christus Health Proj.) Subseries 2005 C2, 3.86% (AMBAC Insured), VRDN (b)	50,015	50,015
New Orleans Aviation Board Rev. Series 1993 B, 3.91% (MBIA Insured), VRDN (b)	26,440	26,440
		193,050
Maine - 0.0%
Maine Health & Higher Ed. Facilities Auth. Rev. Participating VRDN Series PT 1923, 3.99% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	2,710	2,710
Maine Tpk. Auth. Tpk. Rev. Participating VRDN Series ROC II R 10126, 3.92% (Liquidity Facility Citibank NA) (b)(d)	3,610	3,610
		6,320
Maryland - 0.8%
Baltimore Convention Ctr. Hotel Rev. Participating VRDN Series Putters 1251, 3.92% (Liquidity Facility JPMorgan Chase Bank) (b)(d)	3,060	3,060
Baltimore Rev. Participating VRDN Series SGA 20, 3.94% (Liquidity Facility Societe Generale) (b)(d)	5,500	5,500
Maryland Cmnty. Dev. Administration Dept. of Hsg. & Cmnty. Dev. Participating VRDN Series MT 160, 3.96% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	270	270

	Principal Amount (000s)	Value (000s)
Maryland Cmnty. Dev. Administration Dept. of Hsg. & Cmnty. Dev. Single Family Hsg. Rev. Participating VRDN Series MT 479, 3.96% (Liquidity Facility Lloyds TSB Bank PLC) (b)(d)	$ 3,530	$ 3,530
Maryland Health & Higher Edl. Facilities Auth. Rev.:
Participating VRDN:
Series LB 07 FC7, 3.95% (Lehman Brothers Hldgs., Inc. Guaranteed) (Liquidity Facility Lehman Brothers Hldgs., Inc.) (b)(d)	9,300	9,300
Series MS 867, 3.91% (Liquidity Facility Morgan Stanley) (b)(d)	17,900	17,900
(Adventist Healthcare Mid Atlantic Proj.) Series A, 3.88%, LOC LaSalle Bank NA, VRDN (b)	21,700	21,700
Maryland Trans. Auth. Trans. Facility Projects Rev. Participating VRDN:
Series ROC II R 9170, 3.92% (Liquidity Facility Citigroup, Inc.) (b)(d)	11,970	11,970
Series ROC II R 9171, 3.92% (Liquidity Facility Citigroup, Inc.) (b)(d)	11,975	11,975
Montgomery County Consolidated Pub. Impt. Participating VRDN Series EC 1062, 3.97% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	10,360	10,360
		95,565
Massachusetts - 2.8%
Massachusetts Bay Trans. Auth. Sales Tax Rev. Participating VRDN:
Series PT 2581, 3.93% (Liquidity Facility Dexia Cr. Local de France) (b)(d)	28,480	28,480
Series PT 4299, 3.93% (Liquidity Facility Dexia Cr. Local de France) (b)(d)	3,635	3,635
Massachusetts Dev. Fin. Agcy. Rev. Participating VRDN Series BS 332, 3.92% (Liquidity Facility Bear Stearns Companies, Inc.) (b)(d)	11,085	11,085
Massachusetts Gen. Oblig. Participating VRDN:
Series Clipper 07 41, 3.9% (Liquidity Facility State Street Bank & Trust Co., Boston) (b)(d)	131,350	131,350
Series LB 06 K16, 3.98% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (b)(d)	5,825	5,825
Series MS 06 1798, 3.91% (Liquidity Facility DEPFA BANK PLC) (b)(d)	25,000	25,000
Series MS 06 2031, 3.91% (Liquidity Facility Morgan Stanley) (b)(d)	35,000	35,000
Massachusetts School Bldg. Auth. Dedicated Sales Tax Rev.:
Participating VRDN Series PT 4164, 3.93% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	10,080	10,080
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Massachusetts - continued
Massachusetts School Bldg. Auth. Dedicated Sales Tax Rev.: - continued
Series A, 3.8% 10/3/07, LOC Bank of Nova Scotia, New York Agcy., CP	$ 45,500	$ 45,500
Massachusetts Wtr. Resources Auth. Wtr. & Swr. Rev. Participating VRDN Series ROC II R 10035, 3.91% (Liquidity Facility Citigroup, Inc.) (b)(d)	25,000	25,000
		320,955
Michigan - 4.8%
Charlotte Pub. School District Participating VRDN Series Putters 860, 3.92% (Liquidity Facility JPMorgan Chase Bank) (b)(d)	5,010	5,010
Detroit City School District Participating VRDN:
ROC II R 1033, 3.92% (Liquidity Facility Citigroup, Inc.) (b)(d)	2,250	2,250
Series BA 01 P, 3.92% (Liquidity Facility Bank of America NA) (b)(d)	6,075	6,075
Series BA 02 H, 3.92% (Liquidity Facility Bank of America NA) (b)(d)	4,620	4,620
Series DB 293, 3.94% (Liquidity Facility Deutsche Bank AG) (b)(d)	18,765	18,765
Series MS 06 1724, 3.91% (Liquidity Facility Morgan Stanley) (b)(d)	10,270	10,270
Series PA 997, 3.94% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	9,840	9,840
Series PT 3559, 3.92% (Liquidity Facility Dexia Cr. Local de France) (b)(d)	19,960	19,960
Detroit Swr. Disp. Rev. Participating VRDN:
Series Merlots 00 I, 3.92% (Liquidity Facility Wachovia Bank NA) (b)(d)	7,500	7,500
Series Merlots 01 A103, 3.92% (Liquidity Facility Bank of New York, New York) (b)(d)	3,200	3,200
Series Merlots 06 B1, 3.92% (Liquidity Facility Wachovia Bank NA) (b)(d)	5,455	5,455
Series PT 3578, 3.99% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	5,265	5,265
Series Putters 3756, 3.94% (Liquidity Facility Dexia Cr. Local de France) (b)(d)	7,325	7,325
Detroit Wtr. Supply Sys. Rev. Participating VRDN:
Series Merlots 00 D, 3.92% (Liquidity Facility Wachovia Bank NA) (b)(d)	4,100	4,100
Series PT 3903, 3.94% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	5,000	5,000

	Principal Amount (000s)	Value (000s)
Series Putters 345, 3.92% (Liquidity Facility JPMorgan Chase Bank) (b)(d)	$ 8,495	$ 8,495
East Lansing School District Gen. Oblig. Participating VRDN Series SGA 114, 3.94% (Liquidity Facility Societe Generale) (b)(d)	7,450	7,450
Eastern Michigan Univ. Revs. Series A, 4.05% (XL Cap. Assurance, Inc. Insured), VRDN (b)	25,000	25,000
Fraser Pub. School District Participating VRDN Series AAB 05 39, 3.63% tender 12/6/07 (Liquidity Facility ABN-AMRO Bank NV) (b)(d)(e)	8,000	8,000
Huron Valley School District Participating VRDN:
Series EGL 01 2203, 3.93% (Liquidity Facility Citibank NA) (b)(d)	7,000	7,000
Series ROC II R 10139, 3.92% (Liquidity Facility Citibank NA) (b)(d)	4,900	4,900
Jonesville Cmnty. Schools Participating VRDN Series ROC II R 7512, 3.92% (Liquidity Facility Citigroup, Inc.) (b)(d)	5,775	5,775
Kent County Arpt. Rev. Participating VRDN Series Putters 2200, 3.92% (Liquidity Facility JPMorgan Chase Bank) (b)(d)	23,600	23,600
Kent County Bldg. Auth. Participating VRDN Series PT 3242, 3.91% (Liquidity Facility Dexia Cr. Local de France) (b)(d)	10,955	10,955
L'Anse Creuse Pub. Schools Participating VRDN:
Series EGL 06 32 Class A, 3.93% (Liquidity Facility Citibank NA) (b)(d)	3,700	3,700
Series Putters 927, 3.92% (Liquidity Facility JPMorgan Chase & Co.) (b)(d)	5,445	5,445
Lakewood Pub. Schools Participating VRDN Series ROC II R 9109, 3.92% (Liquidity Facility Citigroup, Inc.) (b)(d)	11,245	11,245
Michigan Bldg. Auth. Rev. Participating VRDN:
Series MSTC 2006 277 Class A, 4.05% (Liquidity Facility Bear Stearns Companies, Inc.) (b)(d)	4,400	4,400
Series PT 2234, 3.94% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	8,120	8,120
Series PZ 119, 3.96% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	14,000	14,000
Series PZ 140, 3.99% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	3,160	3,160
Michigan Gen. Oblig. Participating VRDN:
Series PT 4404, 3.94% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	15,415	15,415
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Michigan - continued
Michigan Gen. Oblig. Participating VRDN: - continued
Series Putters 125, 3.92% (Liquidity Facility JPMorgan Chase & Co.) (b)(d)	$ 6,040	$ 6,040
Series Putters 2081, 3.92% (Liquidity Facility JPMorgan Chase Bank) (b)(d)	8,245	8,245
Series ROC II R 3061, 3.92% (Liquidity Facility Citigroup, Inc.) (b)(d)	10,345	10,345
Michigan Hosp. Fin. Auth. Rev.:
Participating VRDN:
Series Putters 1404, 3.92% (Liquidity Facility JPMorgan Chase Bank) (b)(d)	14,195	14,195
Series ROC II R 10012, 3.918% (Liquidity Facility Citigroup, Inc.) (b)(d)	18,500	18,500
Series ROC II R 10249 CE, 3.92% (Liquidity Facility Citigroup, Inc.) (b)(d)	86,000	86,000
(Trinity Health Sys. Proj.):
Series E, 4.05% (Liquidity Facility Bank of Nova Scotia, New York Agcy.), VRDN (b)	31,200	31,200
Series G, 4.05% (CIFG North America Insured), VRDN (b)	10,785	10,785
Series C, 3.92%, LOC Fifth Third Bank, Cincinnati, VRDN (b)	11,900	11,900
Michigan Muni. Bond Auth. Rev.:
Participating VRDN Series MS 718, 3.91% (Liquidity Facility Morgan Stanley) (b)(d)	30,013	30,013
RAN Series B-2, 4.5% 8/20/08, LOC Bank of Nova Scotia, New York Agcy.	26,000	26,182
Michigan Trunk Line Participating VRDN:
Series Floaters 01 569, 3.91% (Liquidity Facility Morgan Stanley) (b)(d)	8,350	8,350
Series Putters 2170, 3.92% (Liquidity Facility JPMorgan Chase Bank) (b)(d)	10,545	10,545
West Branch Rose City Area School District Participating VRDN Series ROC II R7511, 3.92% (Liquidity Facility Citigroup, Inc.) (b)(d)	6,065	6,065
		559,660
Minnesota - 2.0%
Duluth Econ. Dev. Auth. Health Care Facilities Rev. (Miller-Dwan Med. Ctr. #97 Proj.) 4.1%, LOC U.S. Bank NA, Minnesota, VRDN (b)	3,250	3,250
Hennepin County Sales Tax Rev. Participating VRDN:
Series MS 06 1809, 3.91% (Liquidity Facility Morgan Stanley) (b)(d)	3,773	3,773

	Principal Amount (000s)	Value (000s)
Series MS 06 1810, 3.91% (Liquidity Facility Morgan Stanley) (b)(d)	$ 3,773	$ 3,773
Minneapolis & Saint Paul Metropolitan Arpts. Commission Arpt. Rev. Participating VRDN:
Series Austin 2021, 3.92% (Liquidity Facility Bank of America NA) (b)(d)	8,145	8,145
Series Merlots 00 ZZ, 3.92% (Liquidity Facility Wachovia Bank NA) (b)(d)	14,205	14,205
Series MSTC 290, 3.92% (Liquidity Facility Bear Stearns Companies, Inc.) (b)(d)	17,925	17,925
Series MSTC 292, 3.92% (Liquidity Facility Bear Stearns Companies, Inc.) (b)(d)	18,000	18,000
Series SGA 121, 3.94% (Liquidity Facility Societe Generale) (b)(d)	7,410	7,410
Minnesota Participating VRDN Series EC 1061, 3.97% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	6,865	6,865
Minnesota Gen. Oblig.:
Bonds 5% 8/1/08	14,000	14,148
Participating VRDN:
Series EGL 01 2301 Class A, 3.93% (Liquidity Facility Citibank NA) (b)(d)	3,300	3,300
Series MS 01 719, 3.91% (Liquidity Facility Morgan Stanley) (b)(d)	42,760	42,760
Series ROC II R 10038, 3.92% (Liquidity Facility Citigroup, Inc.) (b)(d)	36,400	36,400
Series ROC II R4039, 3.92% (Liquidity Facility Citigroup, Inc.) (b)(d)	3,620	3,620
Minnetonka Multi-family Hsg. Rev. (Cliffs at Ridgedale Proj.) Series 1995, 3.89%, LOC Fannie Mae, VRDN (b)	21,400	21,400
Rochester Health Care Facilities Rev. Bonds (Mayo Clinic Proj.) Series A, 3.75% tender 10/15/07 (Liquidity Facility Wachovia Bank NA), CP mode	15,000	15,000
Roseville Health Care Facilities (Presbyterian Homes Proj.) 4.1%, LOC U.S. Bank NA, Minnesota, VRDN (b)	3,305	3,305
West Saint Paul Independent School District #197 Participating VRDN Series Putters 602, 3.92% (Liquidity Facility JPMorgan Chase & Co.) (b)(d)	5,510	5,510
		228,789
Mississippi - 0.3%
Claiborne County Poll. Cont. Rev. Bonds (South Mississippi Elec. Pwr. Assoc. Proj.):
Series 1985 G1, 3.85% tender 10/12/07 (Nat'l. Rural Utils. Coop. Fin. Corp. Guaranteed), CP mode	1,100	1,100
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Mississippi - continued
Claiborne County Poll. Cont. Rev. Bonds (South Mississippi Elec. Pwr. Assoc. Proj.): - continued
Series 1985 G2, 3.85% tender 10/12/07 (Nat'l. Rural Utils. Coop. Fin. Corp. Guaranteed), CP mode	$ 4,800	$ 4,800
Mississippi Dev. Bank Spl. Oblig. Participating VRDN Series ROC II R6051, 3.92% (Liquidity Facility Citigroup, Inc.) (b)(d)	6,860	6,860
Mississippi Gen. Oblig. Participating VRDN:
Series MS 905, 3.91% (Liquidity Facility Morgan Stanley) (b)(d)	3,325	3,325
Series Putters 138, 3.92% (Liquidity Facility JPMorgan Chase & Co.) (b)(d)	16,335	16,335
Series ROC II R 10182, 3.92% (Liquidity Facility Citibank NA) (b)(d)	5,200	5,200
		37,620
Missouri - 2.9%
Bi-State Dev. Agcy. Missouri Illinois Metropolitan District Rev. Participating VRDN Series MS 06 1935, 3.91% (Liquidity Facility Morgan Stanley) (b)(d)	7,995	7,995
Golden Valley Memorial Hosp. District 3.89%, LOC Bank of America NA, VRDN (b)	10,000	10,000
Jackson County Spl. Oblig. Participating VRDN:
Series ROC II R 4091, 3.92% (Liquidity Facility Citigroup, Inc.) (b)(d)	18,505	18,505
Series ROC RR II R 9014, 3.92% (Liquidity Facility Citigroup, Inc.) (b)(d)	3,485	3,485
Missouri Board of Pub. Bldgs. State Office Bldg. Spl. Oblig. Participating VRDN Series Putters 382, 3.92% (Liquidity Facility JPMorgan Chase Bank) (b)(d)	7,915	7,915
Missouri Health & Edl. Facilities Auth. Edl. Facilities Rev.:
Participating VRDN Series EGL 07 0001, 3.93% (Liquidity Facility Citibank NA) (b)(d)	2,000	2,000
(DeSmet Jesuit High School Proj.) Series 2002, 4.1%, LOC U.S. Bank NA, Minnesota, VRDN (b)	5,900	5,900
Missouri Highways & Trans. Commission State Road Rev. Participating VRDN:
Series MT 496, 3.95% (Liquidity Facility Landesbank Hessen-Thuringen) (b)(d)	40,000	40,000

	Principal Amount (000s)	Value (000s)
Series MT 497, 3.95% (Liquidity Facility Bayerische Hypo-und Vereinsbank AG) (b)(d)	$ 15,385	$ 15,385
Series MT 499, 3.95% (Liquidity Facility Landesbank Hessen-Thuringen) (b)(d)	16,000	16,000
Series PT 3571, 3.93% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	6,920	6,920
Series Putters 1433, 3.92% (Liquidity Facility JPMorgan Chase Bank) (b)(d)	13,870	13,870
Missouri Joint Muni. Elec. Util. Cmnty. Pwr. Proj. Participating VRDN Series ROC II R 620PB, 3.93% (Liquidity Facility Deutsche Postbank AG) (b)(d)	5,750	5,750
Missouri State Highways & Trans. Commission State Road Rev. Participating VRDN Series MT 488, 3.92% (Liquidity Facility KBC Bank NV) (b)(d)	5,000	5,000
Platte County Reorganized School District Participating VRDN Series PT 2180, 3.99% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	5,185	5,185
Saint Louis Arpt. Rev. Participating VRDN:
Series DB 161, 3.95% (Liquidity Facility Deutsche Bank AG) (b)(d)	44,530	44,530
Series PT 3431, 3.92% (Liquidity Facility Dexia Cr. Local de France) (b)(d)	38,630	38,630
Series PT 3848, 3.95% (Liquidity Facility Dexia Cr. Local de France) (b)(d)	16,165	16,165
Saint Louis Board of Ed. Participating VRDN Series ROC II R 11121, 3.92% (Liquidity Facility Citibank NA) (b)(d)	5,225	5,225
Springfield Pub. Util. Rev. Participating VRDN:
Series BS 344, 3.92% (Liquidity Facility Bear Stearns Companies, Inc.) (b)(d)	19,275	19,275
Series PT 3703, 3.95% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	20,630	20,630
Series Putters 3655, 3.95% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	29,190	29,190
		337,555
Montana - 0.3%
Montana Health Facilities Auth. Hosp. Rev. Participating VRDN Series MT 250, 3.95% (Liquidity Facility KBC Bank NV) (b)(d)	33,895	33,895
Nebraska - 1.0%
Lincoln Elec. Sys. Rev. Series 2005, 3.74% 10/4/07, CP	26,150	26,150
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Nebraska - continued
Muni. Energy Agcy. of Nebraska Pwr. Swr. Rev. Participating VRDN Series ROC II R2051, 3.92% (Liquidity Facility Citigroup, Inc.) (b)(d)	$ 4,340	$ 4,340
Nebraska Pub. Pwr. District Rev. Participating VRDN Series ROC II R9000, 3.92% (Liquidity Facility Citigroup, Inc.) (b)(d)	4,085	4,085
Nebraska Pub. Pwr. Generation Agcy. Rev.:
Bonds Series ROC II R 11075, 3.85%, tender 12/14/07 (Liquidity Facility Citibank NA) (b)(d)(e)	10,300	10,300
Participating VRDN Series ROC II R 11019 PB, 3.93% (Liquidity Facility Deutsche Postbank AG) (b)(d)	20,400	20,400
Omaha Gen. Oblig. Participating VRDN:
Series EGL 04 10 Class A, 3.93% (Liquidity Facility Citibank NA) (b)(d)	13,065	13,065
Series ROC II R 10085, 3.92% (Liquidity Facility Citibank NA) (b)(d)	10,900	10,900
Omaha Pub. Pwr. District Elec. Rev. Participating VRDN:
Series BA 07 130, 3.92% (Liquidity Facility Bank of America NA) (b)(d)	16,255	16,255
Series ROC II R 9030, 3.92% (Liquidity Facility Citigroup, Inc.) (b)(d)	7,310	7,310
Omaha Spl. Oblig. Participating VRDN Series DB 125, 3.92% (Liquidity Facility Deutsche Bank AG) (b)(d)	8,205	8,205
		121,010
Nevada - 1.6%
Clark County Fuel Tax Participating VRDN:
Series MS 1282, 3.91% (Liquidity Facility Morgan Stanley) (b)(d)	7,000	7,000
Series PZ 135, 3.96% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	6,600	6,600
Series ROC II R1035, 3.92% (Liquidity Facility Citigroup, Inc.) (b)(d)	5,900	5,900
Clark County Hwy. Impt. Rev. Participating VRDN Series MT 491, 3.95% (Liquidity Facility KBC Bank NV) (b)(d)	5,965	5,965
Clark County School District Participating VRDN:
Series Clipper 07 35, 3.9% (Liquidity Facility State Street Bank & Trust Co., Boston) (b)(d)	24,630	24,630
Series Merlots 05 B3, 3.92% (Liquidity Facility Wachovia Bank NA) (b)(d)	8,740	8,740

	Principal Amount (000s)	Value (000s)
Series PT 2406, 3.95% (Liquidity Facility KBC Bank NV) (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	$ 11,345	$ 11,345
Series PT 3404, 3.95% (Liquidity Facility Danske Bank AS) (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	8,835	8,835
Series Putters 1157, 3.92% (Liquidity Facility JPMorgan Chase Bank) (b)(d)	9,480	9,480
Series PZ 169, 3.96% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	10,575	10,575
Series PZ 170, 3.99% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	7,145	7,145
Series ROC II R 8054, 3.92% (Liquidity Facility Citigroup, Inc.) (b)(d)	12,970	12,970
Las Vegas Valley Wtr. District Participating VRDN Series PT 1675, 3.95% (Liquidity Facility KBC Bank NV) (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	11,810	11,810
Nevada Gen. Oblig. Participating VRDN:
Series Austin 07 170, 3.92% (Liquidity Facility Bank of America NA) (b)(d)	7,410	7,410
Series PT 2762, 3.99% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	7,755	7,755
Series ROC II R 11166, 3.92% (Liquidity Facility Citibank NA) (b)(d)	20,210	20,210
Nevada Hwy. Impt. Rev. Participating VRDN Series Putters 1577, 3.92% (Liquidity Facility JPMorgan Chase & Co.) (b)(d)	12,350	12,350
Truckee Meadows Wtr. Auth. Wtr. Rev. Participating VRDN Series Austin 07 120, 3.92% (Liquidity Facility Bank of America NA) (b)(d)	11,510	11,510
		190,230
New Hampshire - 0.1%
New Hampshire Higher Edl. & Health Facilities Auth. Rev. Participating VRDN Series MS 866, 3.91% (Liquidity Facility Morgan Stanley) (b)(d)	10,200	10,200
New Jersey - 1.9%
Essex County Impt. Auth. Rev. Participating VRDN Series PT 4003, 3.78% (Liquidity Facility Dexia Cr. Local de France) (b)(d)(e)	14,125	14,125
New Jersey Econ. Dev. Auth. Rev. Bonds Series PT 3824, 3.73%, tender 3/6/08 (Liquidity Facility Dexia Cr. Local de France) (b)(d)(e)	24,940	24,940
New Jersey Gen. Oblig. TRAN 4.5% 6/24/08	138,300	139,185
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
New Jersey - continued
New Jersey Trans. Trust Fund Auth. Participating VRDN Series Clipper 07 42, 3.9% (Liquidity Facility State Street Bank & Trust Co., Boston) (b)(d)	$ 25,000	$ 25,000
New Jersey Trans. Trust Fund Auth. Trans. Sys. Rev. Participating VRDN Series PT 4327, 3.92% (Liquidity Facility Dexia Cr. Local de France) (b)(d)	16,560	16,560
		219,810
New Mexico - 0.1%
Bernalillo County Gross Receipt Tax Rev. Participating VRDN Series PT 2202, 3.99% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	5,390	5,390
New Mexico State Univ. Revs. Participating VRDN Series PT 2342, 3.8% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)(e)	3,910	3,910
		9,300
New York - 2.6%
Energy Northwest Elec. Rev. Participating VRDN Series MSTC 02 188, 3.92% (Liquidity Facility Bear Stearns Companies, Inc.) (b)(d)	10,995	10,995
New York City Indl. Dev. Agcy. Rev. (One Bryant Park LLC Proj.) Series B, 4.11%, LOC Bank of America NA, LOC Citibank NA, VRDN (b)	23,900	23,900
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev.:
Participating VRDN:
Series EGL 04 35 Class A, 3.92% (Liquidity Facility Citibank NA) (b)(d)	4,950	4,950
Series EGL 06 74 Class A, 3.91% (Liquidity Facility Landesbank Hessen-Thuringen) (b)(d)	7,045	7,045
Series EGL 7050083 Class A, 3.92% (Liquidity Facility Citibank NA) (b)(d)	8,000	8,000
Series Merlots 00 DDD, 3.92% (Liquidity Facility Wachovia Bank NA) (b)(d)	18,600	18,600
Series ROC II R 441, 3.91% (Liquidity Facility Citibank NA) (b)(d)	10,300	10,300
Series ROC II R406, 3.91% (Liquidity Facility Citibank NA) (b)(d)	21,560	21,560
Series 1:
3.82% 10/12/07 (Liquidity Facility Dexia Cr. Local de France) (Liquidity Facility JPMorgan Chase Bank), CP	30,000	30,000

	Principal Amount (000s)	Value (000s)
3.82% 10/12/07 (Liquidity Facility Dexia Cr. Local de France) (Liquidity Facility JPMorgan Chase Bank), CP	$ 25,000	$ 25,000
3.82% 10/12/07 (Liquidity Facility Dexia Cr. Local de France) (Liquidity Facility JPMorgan Chase Bank), CP	45,000	45,000
New York Dorm. Auth. Revs. Participating VRDN:
Series EGL 06 0138, 3.92% (Liquidity Facility Citibank NA) (b)(d)	13,680	13,680
Series EGL 06 47 Class A, 3.91% (Liquidity Facility Landesbank Hessen-Thuringen) (b)(d)	28,300	28,300
Series ROC II R 11035 CE, 3.91% (Liquidity Facility Citibank NA) (b)(d)	16,120	16,120
Series ROC II R 532, 3.91% (Liquidity Facility Citibank NA) (b)(d)	9,000	9,000
New York Metropolitan Trans. Auth. Rev. Participating VRDN Series EGL 02 6023 Class A, 3.92% (Liquidity Facility Citibank NA) (b)(d)	13,035	13,035
New York Urban Dev. Corp. Rev. Participating VRDN Series ROC II R 10158, 3.91% (Liquidity Facility Citigroup, Inc.) (b)(d)	8,970	8,970
Triborough Bridge & Tunnel Auth. Revs. Participating VRDN Series EGL 03 4, Class A, 3.92% (Liquidity Facility Citibank NA) (b)(d)	10,700	10,700
		305,155
Non State Specific - 0.3%
Multi-state Participating VRDN Series Putters 1850 F, 4.04% (Liquidity Facility JPMorgan Chase & Co.) (b)(d)	23,925	23,925
Multi-state Schools Participating VRDN Series PZP 016, 4.04% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	7,975	7,975
		31,900
North Carolina - 1.4%
North Carolina Participating VRDN Series EC 1063, 3.97% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	9,820	9,820
North Carolina Cap. Facilities Fin. Agcy. Rev. Participating VRDN:
Series EGL 07 0016, 3.91% (Liquidity Facility Landesbank Hessen-Thuringen) (b)(d)	16,000	16,000
Series EGL 7053004 Class A, 3.92% (Liquidity Facility Landesbank Hessen-Thuringen) (b)(d)	13,105	13,105
North Carolina Ctfs. of Prtn. Participating VRDN Series Putters 429, 3.92% (Liquidity Facility JPMorgan Chase Bank) (b)(d)	6,110	6,110
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
North Carolina - continued
North Carolina Eastern Muni. Pwr. Agcy. Pwr. Sys. Rev. Participating VRDN:
Series MT 99, 3.92% (Liquidity Facility BNP Paribas SA) (b)(d)	$ 4,075	$ 4,075
Series PA 693, 3.99% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	6,495	6,495
North Carolina Gen. Oblig. Participating VRDN Series MS 06 2005, 3.91% (Liquidity Facility Morgan Stanley) (b)(d)	9,600	9,600
North Carolina Med. Care Commission Health Care Facilities Rev. Participating VRDN Series ROC II R 811, 3.92% (Liquidity Facility Citigroup, Inc.) (b)(d)	31,200	31,200
North Carolina Muni. Pwr. Agcy. #1 Catawba Elec. Rev. Participating VRDN:
Series PT 900, 3.92% (Liquidity Facility BNP Paribas SA) (b)(d)	9,695	9,695
Series ROC II R211, 3.92% (Liquidity Facility Citibank NA) (b)(d)	6,495	6,495
Raleigh Comb Enterprise Systems Participating VRDN Series ROC II R 10032, 3.92% (Liquidity Facility Citigroup, Inc.) (b)(d)	50,240	50,240
		162,835
North Dakota - 0.0%
North Dakota Muni. Bond Bank Participating VRDN Series PT 1919, 3.99% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	6,475	6,475
Ohio - 1.0%
Cincinnati Technical & Cmnty. College Gen. Receipts Participating VRDN Series PT 02 1587, 3.95% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	6,405	6,405
Cuyahoga County Rev. (Cleveland Clinic Health Sys. Obligated Group Prog.):
Subseries B1, 4.06%, VRDN (b)	17,500	17,500
Subseries B3, 4.06%, VRDN (b)	17,300	17,300
Erie County Health Care Facilities Rev. (Commons of Providence Proj.) Series 1999 B, 3.89%, LOC JPMorgan Chase Bank, VRDN (b)	3,100	3,100
Ohio Gen. Oblig. Participating VRDN:
Series PT 2046, 3.95% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	6,770	6,770
Series PT 3435, 3.9% (Liquidity Facility DEPFA BANK PLC) (b)(d)	4,785	4,785

	Principal Amount (000s)	Value (000s)
Ohio Higher Edl. Facility Commission Rev. Participating VRDN Series EGL 07 0041, 3.92% (Liquidity Facility Landesbank Hessen-Thuringen) (b)(d)	$ 39,800	$ 39,800
Univ. of Toledo Gen. Receipts 4.05% (FGIC Insured), VRDN (b)	18,175	18,175
		113,835
Oklahoma - 0.3%
Oklahoma Dev. Fin. Auth. Rev.:
Participating VRDN Series ROC II R 11024, 3.92% (Liquidity Facility Citibank NA) (b)(d)	22,080	22,080
(Continuing Care Cmnty. Proj.) Series 2002 C, 4.1%, LOC KBC Bank NV, VRDN (b)	100	100
Oklahoma Industries Auth. Rev. Participating VRDN Series Putters 455Z, 3.92% (Liquidity Facility JPMorgan Chase Bank) (b)(d)	4,330	4,330
Tulsa County Indl. Auth. Cap. Impts. Rev. Bonds Series D, 5% 7/1/08 (FSA Insured)	5,755	5,810
		32,320
Oregon - 0.8%
Clackamas County School District #7J Bonds Series PT 3066, 3.8%, tender 3/13/08 (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)(e)	9,440	9,440
Oregon Dept. Administrative Svcs. Ctfs. of Prtn. Participating VRDN:
Series PT 1435, 3.95% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	4,300	4,300
Series Solar 06 90, 3.92% (Liquidity Facility U.S. Bank NA, Minnesota) (b)(d)	15,615	15,615
Oregon Dept. of Trans. Hwy. User Tax Rev. Participating VRDN Series Putters 469, 3.92% (Liquidity Facility JPMorgan Chase Bank) (b)(d)	9,600	9,600
Oregon Gen. Oblig. TAN Series A, 4.5% 6/30/08	17,100	17,208
Oregon Homeowner Rev. Participating VRDN Series MT 327, 3.99% (Liquidity Facility Lloyds TSB Bank PLC) (b)(d)	4,805	4,805
Port Morrow Poll. Cont. Rev. Participating VRDN Series FRRI 03 F4J, 4% (Lehman Brothers Hldgs., Inc. Guaranteed) (Liquidity Facility Lehman Brothers Hldgs., Inc.) (b)(d)	10,000	10,000
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Oregon - continued
Portland Swr. Sys. Rev. Participating VRDN:
Series MT 489, 3.92% (Liquidity Facility KBC Bank NV) (b)(d)	$ 11,475	$ 11,475
Series PT 2435, 3.95% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	5,960	5,960
		88,403
Pennsylvania - 1.8%
Allegheny County Hosp. Dev. Auth. Rev. Participating VRDN:
Series Putters 1281, 3.92% (Liquidity Facility JPMorgan Chase & Co.) (b)(d)	8,800	8,800
Series ROC II R 10238 CE, 3.92% (Liquidity Facility Citigroup, Inc.) (b)(d)	15,440	15,440
Bucks County Wtr. & Swr. Auth. Sys. Rev. Participating VRDN Series Putters 1644, 3.92% (Liquidity Facility JPMorgan Chase Bank) (b)(d)	3,510	3,510
Delaware County Auth. Hosp. Rev. (Crozer-Chester Med. Ctr. Proj.) Series 1996, 3.87%, LOC KBC Bank NV, VRDN (b)	4,115	4,115
Delaware County Indl. Dev. Auth. Rev. Participating VRDN Series Merlots 06 F2, 3.92% (Liquidity Facility Bank of New York, New York) (b)(d)	40,000	40,000
Lehigh County Gen. Oblig. Participating VRDN Series MT 385, 3.96% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	6,870	6,870
Lehigh County Gen. Purp. Auth. Participating VRDN Series PT 3909, 3.96% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	4,095	4,095
Luzerne County Indl. Dev. Auth. Rev. (United Methodist Homes Proj.) 3.9%, LOC Bank of New York, New York, VRDN (b)	4,790	4,790
Pennsylvania Higher Edl. Facilities Auth. Hosp. Rev. Participating VRDN Series MT 42, 3.95% (Liquidity Facility Lloyds TSB Bank PLC) (b)(d)	28,155	28,155
Pennsylvania Pub. School Bldg. Auth. Philadelphia School Lease Rev. Participating VRDN:
Series MS 06 1552, 3.91% (Liquidity Facility Morgan Stanley) (b)(d)	16,000	16,000
Series MS 06 1586, 3.91% (Liquidity Facility DEPFA BANK PLC) (b)(d)	8,315	8,315
Pennsylvania Tpk. Commission Oil Franchise Tax Rev. Participating VRDN Series Putters 366Z, 3.92% (Liquidity Facility JPMorgan Chase Bank) (b)(d)	9,415	9,415

	Principal Amount (000s)	Value (000s)
Pennsylvania Tpk. Commission Tpk. Rev. Participating VRDN Series Floaters 06 1402, 3.91% (Liquidity Facility Morgan Stanley) (b)(d)	$ 10,000	$ 10,000
Philadelphia Gas Works Rev. Participating VRDN Series DB 340, 3.92% (Liquidity Facility Deutsche Bank AG) (b)(d)	30,850	30,850
Philadelphia Gen. Oblig. TRAN Series A, 4.5% 6/30/08	16,150	16,247
Philadelphia School District Participating VRDN Series Putters 870, 3.92% (Liquidity Facility JPMorgan Chase & Co.) (b)(d)	5,235	5,235
		211,837
Rhode Island - 0.1%
Rhode Island & Providence Plantations Participating VRDN Series MS 01 568, 3.91% (Liquidity Facility Morgan Stanley) (b)(d)	9,530	9,530
South Carolina - 2.0%
Beaufort County School District BAN 4% 4/11/08	19,100	19,139
Berkeley County School District Participating VRDN Series MSCO 01 656, 3.91% (Liquidity Facility Morgan Stanley) (b)(d)	8,473	8,473
Charleston County School District Participating VRDN Series PT 2100, 3.95% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	13,575	13,575
Charleston Edl. Excellence Fing. Corp. Rev. Participating VRDN:
Series ROC II R481X, 3.92% (Liquidity Facility Citibank NA) (b)(d)	15,075	15,075
Series ROC II R515, 3.92% (Liquidity Facility Citibank NA) (b)(d)	11,155	11,155
Horry County School District Participating VRDN:
Series PT 3606, 3.95% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	35,625	35,625
Series ROC II R 754 PB, 3.93% (Liquidity Facility Deutsche Postbank AG) (b)(d)	5,660	5,660
South Carolina Pub. Svc. Auth. Rev. Participating VRDN:
Series EGL 03 44 Class A, 3.93% (Liquidity Facility Citibank NA) (b)(d)	4,200	4,200
Series EGL 04 17 Class A, 3.93% (Liquidity Facility Citibank NA) (b)(d)	7,660	7,660
Series EGL 720053021 Class A, 3.92% (Liquidity Facility Landesbank Hessen-Thuringen) (b)(d)	15,615	15,615
Series ROC II R 10090, 3.92% (Liquidity Facility Citibank NA) (b)(d)	1,770	1,770
Series ROC II R 8059, 3.92% (Liquidity Facility Citigroup, Inc.) (b)(d)	9,590	9,590
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
South Carolina - continued
South Carolina Pub. Svc. Auth. Rev. Participating VRDN: - continued
Series ROC II R6007, 3.92% (Liquidity Facility Citigroup, Inc.) (b)(d)	$ 9,020	$ 9,020
South Carolina Trans. Infrastructure Bank Rev. Participating VRDN:
Series MS 728, 3.91% (Liquidity Facility Morgan Stanley) (b)(d)	12,500	12,500
Series PT 3184, 3.99% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	5,315	5,315
Series PT 3873, 3.95% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	49,995	49,995
York County School District Participating VRDN Series PZ 228, 3.95% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	10,440	10,440
		234,807
Tennessee - 2.1%
Blount County Pub. Bldg. Auth. Series D, 4.1% (XL Cap. Assurance, Inc. Insured), VRDN (b)	7,300	7,300
Clarksville Natural Gas Acquisition Corp. Rev. Participating VRDN Series Clipper 06 9, 3.93% (Liquidity Facility State Street Bank & Trust Co., Boston) (b)(d)	7,205	7,205
Clarksville Pub. Bldg. Auth. Rev. (Tennessee Muni. Bond Fund Proj.):
4.1%, LOC Bank of America NA, VRDN (b)	9,280	9,280
4.1%, LOC Bank of America NA, VRDN (b)	7,095	7,095
4.1%, LOC Bank of America NA, VRDN (b)	27,800	27,800
Cookeville Reg'l. Med. Ctr. Auth. Rev. 3.89%, LOC Regions Bank of Alabama, VRDN (b)	300	300
Knox County Health Edl. & Hsg. Facilities Board Hosp. Facilities Rev. Participating VRDN Series PA 750, 3.95% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	8,935	8,935
Knoxville Wastewtr. Sys. Rev. Participating VRDN Series Putters 1292, 3.92% (Liquidity Facility JPMorgan Chase Bank) (b)(d)	8,060	8,060
Memphis Elec. Sys. Rev. Participating VRDN Series LB 06 P24U, 3.93% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (b)(d)	16,000	16,000
Memphis Gen. Oblig. 3.73% 11/13/07 (Liquidity Facility WestLB AG), CP	16,000	16,000
Montgomery County Pub. Bldg. Auth. Pooled Fing. Rev. (Tennessee County Ln. Pool Prog.):
4.1%, LOC Bank of America NA, VRDN (b)	6,080	6,080

	Principal Amount (000s)	Value (000s)
4.1%, LOC Bank of America NA, VRDN (b)	$ 61,215	$ 61,215
Nashville & Davidson County Metropolitan Govt. Gen. Oblig. Participating VRDN Series Clipper 06 4, 3.93% (Liquidity Facility State Street Bank & Trust Co., Boston) (b)(d)	5,000	5,000
Sevier County Pub. Bldg. Auth. Rev.:
Series 6A1, 4.09% (Liquidity Facility DEPFA BANK PLC), VRDN (b)	34,140	34,140
4.1% (XL Cap. Assurance, Inc. Insured), VRDN (b)	6,000	6,000
Shelby County Gen. Oblig. Participating VRDN Series ROC II R 10172, 3.92% (Liquidity Facility Citibank NA) (b)(d)	6,780	6,780
Sullivan County Health, Edl. & Hsg. Facilities Board Hosp. Rev. Participating VRDN Series LB 07 FC4, 3.95% (Lehman Brothers Hldgs., Inc. Guaranteed) (Liquidity Facility Lehman Brothers Hldgs., Inc.) (b)(d)	3,800	3,800
Sullivan County Health, Edl. & Hsg. Facilities Wellmont Health Hosp. Rev. Participating VRDN Series LB 06 F6, 3.95% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (b)(d)	8,700	8,700
Vanderbilt Univ. Series A, 3.78% 10/3/07, CP	8,000	8,000
		247,690
Texas - 20.3%
Alamo Cmnty. College District Participating VRDN Series Solar 06 42, 3.91% (Liquidity Facility U.S. Bank NA, Minnesota) (b)(d)	10,380	10,380
Allen Independent School District Participating VRDN Series Putters 715, 3.92% (Liquidity Facility JPMorgan Chase & Co.) (b)(d)	3,985	3,985
Alvin Independent School District Participating VRDN Series PT 3110, 3.95% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	6,125	6,125
Arlington Spl. Oblig. Participating VRDN Series LB 05 L19, 3.94% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (b)(d)	11,975	11,975
Austin Elec. Student Finl. Auth. Participating VRDN Series Solar 06 91, 3.91% (Liquidity Facility U.S. Bank NA, Minnesota) (b)(d)	10,265	10,265
Austin Elec. Util. Sys. Rev. Participating VRDN:
Series ROC II R 10100, 3.92% (Liquidity Facility Citibank NA) (b)(d)	9,000	9,000
Series SGA 131, 3.94% (Liquidity Facility Societe Generale) (b)(d)	8,605	8,605
3.95% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	8,625	8,625
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Austin Gen. Oblig. Participating VRDN Series ROC II R 10134, 3.92% (Liquidity Facility Citibank NA) (b)(d)	$ 5,530	$ 5,530
Austin Independent School District Participating VRDN Series Austin 167, 3.92% (Liquidity Facility Bank of America NA) (b)(d)	7,265	7,265
Austin Util. Sys. Rev.:
Participating VRDN Series BA 98 V, 3.92% (Liquidity Facility Bank of America NA) (b)(d)	4,325	4,325
Series A, 3.78% 10/3/07, LOC JPMorgan Chase Bank, LOC State Street Bank & Trust Co., Boston, CP	7,965	7,965
Austin Wtr. & Wastewtr. Sys. Rev. Participating VRDN:
Series Floater PZ 153, 3.99% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	4,800	4,800
Series Merlots 01 A63, 3.92% (Liquidity Facility Bank of New York, New York) (b)(d)	6,415	6,415
Series Putters 1319, 3.92% (Liquidity Facility JPMorgan Chase Bank) (b)(d)	9,075	9,075
Series ROC II R 10173, 3.92% (Liquidity Facility Citibank NA) (b)(d)	4,080	4,080
Series ROC II R 9508, 3.92% (Liquidity Facility Citigroup, Inc.) (b)(d)	15,475	15,475
Beaumont Wtrwks. & Swr. Sys. Participating VRDN Series Putters 859, 3.92% (Liquidity Facility JPMorgan Chase Bank) (b)(d)	5,450	5,450
Brownsville Independent School District Participating VRDN Series PT 3627, 3.95% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	8,915	8,915
Brownsville Util. Sys. Rev. Participating VRDN:
Series ROC II R 4074, 3.92% (Liquidity Facility Citigroup, Inc.) (b)(d)	10,320	10,320
Series Solar 06 68, 3.91% (Liquidity Facility U.S. Bank NA, Minnesota) (b)(d)	3,130	3,130
Canadian River Muni. Wtr. Auth. Participating VRDN:
Series PT 3276, 3.99% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	5,250	5,250
Series ROC II R 2204, 3.92% (Liquidity Facility Citigroup, Inc.) (b)(d)	8,500	8,500
Canutillo Independent School District Participating VRDN Series PT 1936, 3.95% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	4,780	4,780
Coastal Bend Health Facilities Dev. Corp. (Christus Health Proj.) Series B3, 3.86% (AMBAC Insured), VRDN (b)	26,455	26,455

	Principal Amount (000s)	Value (000s)
Comal Independent School District Participating VRDN Series PT 1676, 3.99% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	$ 5,880	$ 5,880
Corpus Christi Gen. Oblig. Participating VRDN:
Series PT 2105, 3.95% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	9,605	9,605
Series Putters 968, 3.92% (Liquidity Facility JPMorgan Chase Bank) (b)(d)	4,365	4,365
Corsicana Independent School District Participating VRDN Series PT 2430, 3.99% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	5,150	5,150
Crowley Independent School District Participating VRDN Series MS 1171, 3.91% (Liquidity Facility Morgan Stanley) (b)(d)	5,105	5,105
Cypress-Fairbanks Independent School District Participating VRDN:
Series PT 3405, 3.95% (Liquidity Facility Danske Bank AS) (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	26,930	26,930
Series PT 3893, 3.95% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	5,235	5,235
Series ROC II R 7058, 3.92% (Liquidity Facility Citigroup, Inc.) (b)(d)	14,795	14,795
Dallas Area Rapid Transit Participating VRDN Series BA 07 134, 3.92% (Liquidity Facility Bank of America NA) (b)(d)	18,155	18,155
Dallas Area Rapid Transit Sales Tax Rev. Participating VRDN:
Series EGL 01 4310 Class A, 3.93% (Liquidity Facility Citibank NA) (b)(d)	6,290	6,290
Series MS 06 1654, 3.91% (Liquidity Facility Bayerische Hypo-und Vereinsbank AG) (b)(d)	23,385	23,385
Series ROC II R3014, 3.92% (Liquidity Facility Citigroup, Inc.) (b)(d)	5,125	5,125
Dallas County Util. & Reclamation District Rev. Participating VRDN Series PA 1136R, 3.95% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	6,570	6,570
Dallas Gen. Oblig. Bonds 5% 2/15/08	7,680	7,720
Dallas Independent School District Participating VRDN Series BA 07 140, 3.92% (Liquidity Facility Bank of America NA) (b)(d)	6,440	6,440
Dallas North Texas Tollway Auth. Series A, 3.84% 10/2/07, LOC Bank of America NA, CP	18,000	18,000
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Dallas Wtrwks. & Swr. Sys. Rev. Participating VRDN:
Series PT 3441, 3.95% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	$ 8,755	$ 8,755
Series Putters 1434, 3.92% (Liquidity Facility JPMorgan Chase & Co.) (b)(d)	2,200	2,200
Series Solar 06 60, 3.92% (Liquidity Facility U.S. Bank NA, Minnesota) (b)(d)	19,525	19,525
Denton Util. Sys. Rev. Participating VRDN Series MS 00 428, 3.91% (Liquidity Facility Morgan Stanley) (b)(d)	9,835	9,835
Dickinson Independent School District Participating VRDN:
Series AAB 06 10, 3.93% (Liquidity Facility ABN-AMRO Bank NV) (b)(d)	12,615	12,615
Series DB 146, 3.92% (Liquidity Facility Deutsche Bank AG) (b)(d)	8,365	8,365
Series DB 147, 3.92% (Liquidity Facility Deutsche Bank AG) (b)(d)	9,185	9,185
Series DB 152, 3.99% (Liquidity Facility Deutsche Bank AG) (b)(d)	6,220	6,220
Duncanville Independent School District Participating VRDN:
Series MSTC 3000, 3.92% (Liquidity Facility Bear Stearns Companies, Inc.) (b)(d)	8,765	8,765
Series PT 3209, 3.95% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	4,280	4,280
Edinburg Consolidated Independent School District Participating VRDN:
Series Putters 1027, 3.92% (Liquidity Facility JPMorgan Chase & Co.) (b)(d)	11,640	11,640
Series SGA 106, 3.94% (Liquidity Facility Societe Generale) (b)(d)	2,485	2,485
Elgin Independent School District Participating VRDN Series DB 166, 3.99% (Liquidity Facility Deutsche Bank AG) (b)(d)	5,625	5,625
Frisco Gen. Oblig. Participating VRDN:
Series MSTC 01 170, 3.92% (Liquidity Facility Bear Stearns Companies, Inc.) (b)(d)	13,105	13,105
Series PT 1905, 3.95% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	4,000	4,000
Frisco Independent School District Participating VRDN Series Putters 476, 3.92% (Liquidity Facility JPMorgan Chase Bank) (b)(d)	4,130	4,130

	Principal Amount (000s)	Value (000s)
Galena Park Independent School District Participating VRDN Series BA 07 121, 3.92% (Liquidity Facility Bank of America NA) (b)(d)	$ 6,955	$ 6,955
Goose Creek Independent School District Participating VRDN Series PZ 219, 3.65% (Liquidity Facility Wells Fargo & Co.) (b)(d)(e)	10,285	10,285
Grand Prairie Independent School District Participating VRDN:
Series ROC II R 11161, 3.92% (Liquidity Facility Citibank NA) (b)(d)	3,800	3,800
Series ROC II R 6096, 3.92% (Liquidity Facility Citigroup, Inc.) (b)(d)	10,540	10,540
Grapevine-Colleyville Independent School District Participating VRDN Series PT 3530, 3.99% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	8,110	8,110
Harlandale Independent School District Participating VRDN Series SGA 100, 3.94% (Liquidity Facility Societe Generale) (b)(d)	7,480	7,480
Harris County Flood Cont. District Participating VRDN Series Putters 1636, 3.92% (Liquidity Facility JPMorgan Chase Bank) (b)(d)	19,140	19,140
Harris County Gen. Oblig.:
Participating VRDN:
Series Clipper 07 46, 3.91% (Liquidity Facility State Street Bank & Trust Co., Boston) (b)(d)	40,000	40,000
Series EGL 02 6012 Class A, 3.93% (Liquidity Facility Citibank NA) (b)(d)	4,000	4,000
Series Putters 545, 3.92% (Liquidity Facility JPMorgan Chase Bank) (b)(d)	4,650	4,650
Series Putters 646, 3.92% (Liquidity Facility JPMorgan Chase Bank) (b)(d)	4,180	4,180
Series ROC II R 718 PB, 3.93% (Liquidity Facility Deutsche Postbank AG) (b)(d)	9,465	9,465
Series C, 3.7% 10/2/07, CP	23,750	23,750
Harris County Health Facilities Dev. Corp. Hosp. Rev. Participating VRDN Series LB 05 L15, 3.93% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (b)(d)	6,445	6,445
Harris County-Houston Sports Auth. Rev. Participating VRDN Series PZ 95, 3.96% (Liquidity Facility BNP Paribas SA) (b)(d)	15,180	15,180
Harris County-Houston Sports Auth. Spl. Rev.:
Participating VRDN Series PZ 65, 3.96% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	8,165	8,165
(Rodeo Proj.) Series 2001 C, 3.85% (MBIA Insured), VRDN (b)	19,925	19,925
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Hays Consolidated Independent School District Participating VRDN:
Series PT 2543, 3.99% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	$ 3,955	$ 3,955
Series Putters 632, 3.92% (Liquidity Facility JPMorgan Chase & Co.) (b)(d)	3,160	3,160
Houston Arpt. Sys. Rev. Participating VRDN:
Series DB 291, 3.95% (Liquidity Facility Deutsche Bank AG) (b)(d)	13,400	13,400
Series EGL 01 4306, 3.93% (Liquidity Facility Citibank NA) (b)(d)	8,910	8,910
Series EGL 07 0117, 3.92% (Liquidity Facility Citibank NA) (b)(d)	7,000	7,000
Series MS 845, 3.91% (Liquidity Facility Morgan Stanley) (b)(d)	3,010	3,010
Series MSTC 00 98, 3.92% (Liquidity Facility Bear Stearns Companies, Inc.) (b)(d)	19,965	19,965
Houston Gen. Oblig.:
Participating VRDN:
Series EGL 04 23 Class A, 3.93% (Liquidity Facility Citibank NA) (b)(d)	4,950	4,950
Series PT 969, 3.92% (Liquidity Facility DEPFA BANK PLC) (b)(d)	18,835	18,835
Series D, 3.75% 11/13/07 (Liquidity Facility DEPFA BANK PLC), CP	10,000	10,000
Series F, 3.7% 10/4/07 (Liquidity Facility DEPFA BANK PLC), CP	10,000	10,000
Houston Higher Ed. Fin. Corp. Higher Ed. Rev. Participating VRDN Series MS 06 2042, 3.91% (Liquidity Facility Wells Fargo & Co.) (b)(d)	9,565	9,565
Houston Independent School District Participating VRDN Series PT 3160, 3.99% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	5,360	5,360
Houston Occupancy Tax and Spl. Rev. Participating VRDN Series MSTC 06 254, 3.92% (Liquidity Facility Bear Stearns Companies, Inc.) (b)(d)	3,400	3,400
Houston Util. Sys. Rev.:
Participating VRDN:
EGL 07 0007, 3.92% (Liquidity Facility Citibank NA) (b)(d)	20,895	20,895
Series Austin 07 169, 3.92% (Liquidity Facility Bank of America NA) (b)(d)	5,945	5,945
Series EGL 06 78 Class A, 3.92% (Liquidity Facility Bayerische Landesbank (UNGTD)) (b)(d)	17,000	17,000

	Principal Amount (000s)	Value (000s)
Series PT 2303, 3.99% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	$ 5,635	$ 5,635
Series Putters 669, 3.92% (Liquidity Facility JPMorgan Chase & Co.) (b)(d)	6,400	6,400
Series Putters 906, 3.92% (Liquidity Facility JPMorgan Chase Bank) (b)(d)	5,000	5,000
Series ROC II R 9096, 3.92% (Liquidity Facility Citigroup, Inc.) (b)(d)	20,920	20,920
Series ROC II R 9097, 3.92% (Liquidity Facility Citigroup, Inc.) (b)(d)	8,060	8,060
Series Solar 06 70, 3.91% (Liquidity Facility U.S. Bank NA, Minnesota) (b)(d)	35,530	35,530
Series A, 3.72% 10/11/07 (Liquidity Facility Bayerische Landesbank Girozentrale) (Liquidity Facility WestLB AG), CP	10,000	10,000
Houston Wastewtr. Finl. Svcs. Auth. Participating VRDN Series LB 06 P91, 3.98% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (b)(d)	7,895	7,895
Houston Wtr. & Swr. Sys. Rev. Participating VRDN:
Series BA 02 F, 3.92% (Liquidity Facility Bank of America NA) (b)(d)	6,525	6,525
Series PT 3568, 3.92% (Liquidity Facility Dexia Cr. Local de France) (b)(d)	9,310	9,310
Humble Independent School District Participating VRDN Series Solar 06 20, 3.91% (Liquidity Facility U.S. Bank NA, Minnesota) (b)(d)	14,375	14,375
Hutto Independent School District Participating VRDN 3.92% (Liquidity Facility Bank of New York, New York) (b)(d)	9,380	9,380
Jefferson County Participating VRDN Series PT 1414, 3.99% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	6,435	6,435
Katy Independent School District Participating VRDN Series PT 1598, 3.99% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	5,555	5,555
Keller Independent School District Participating VRDN Series PT 2280, 3.95% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	12,570	12,570
Klein Independent School District Participating VRDN Series PT 3371, 3.99% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	3,225	3,225
La Joya Independent School District Participating VRDN Series ROC RR II 650, 3.92% (Liquidity Facility Citibank NA) (b)(d)	12,375	12,375
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Leander Independent School District Participating VRDN:
Series PT 2405, 3.99% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	$ 5,210	$ 5,210
Series Putters 507, 3.92% (Liquidity Facility JPMorgan Chase Bank) (b)(d)	7,150	7,150
Lewisville Independent School District Participating VRDN Series PT 2089, 3.99% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	5,555	5,555
Lower Colorado River Auth. Rev.:
Participating VRDN Series EGL 00 4302, 3.93% (Liquidity Facility Citibank NA) (b)(d)	5,880	5,880
Series A:
3.65% 2/6/08 (Liquidity Facility JPMorgan Chase Bank), CP	10,400	10,400
3.65% 2/6/08 (Liquidity Facility JPMorgan Chase Bank), CP	10,500	10,500
Lower Colorado River Auth. Transmission Contract Rev. Participating VRDN Series ROC II R4530, 3.92% (Liquidity Facility Citigroup, Inc.) (b)(d)	5,605	5,605
Mansfield Independent School District Participating VRDN Series PA 1174, 3.95% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	10,080	10,080
McAllen Wtrwks. & Swr. Sys. Rev. Participating VRDN Series Putters 1064, 3.92% (Liquidity Facility JPMorgan Chase & Co.) (b)(d)	5,845	5,845
Mesquite Independent School District Participating VRDN Series PT 2192, 3.99% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	6,215	6,215
Mission Consolidated Independent School District Participating VRDN Series SGA 105, 3.94% (Liquidity Facility Societe Generale) (b)(d)	6,000	6,000
Montgomery County Gen. Oblig. Participating VRDN Series PT 2339, 3.99% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	6,825	6,825
North Central Texas Health Facilities Dev. Corp. Rev. Participating VRDN Series PT 913, 3.95% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	12,080	12,080
North East Texas Independent School District Participating VRDN:
Series EGL 07 0123, 3.91% (Liquidity Facility Banco Bilbao Vizcaya Argentaria SA) (b)(d)	8,935	8,935
Series PT 3951, 3.95% (Liquidity Facility Bayerische Hypo-und Vereinsbank AG) (b)(d)	14,465	14,465

	Principal Amount (000s)	Value (000s)
Series Putters 1395, 3.92% (Liquidity Facility JPMorgan Chase Bank) (b)(d)	$ 8,590	$ 8,590
North Texas Muni. Wtr. District Wtr. Sys. Rev. Participating VRDN:
Series ROC II R 593 PB, 3.93% (Liquidity Facility Deutsche Postbank AG) (b)(d)	8,440	8,440
Series ROC II R6074, 3.92% (Liquidity Facility Citigroup, Inc.) (b)(d)	14,630	14,630
North Texas Tollway Auth. Dallas North Tollway Sys. Rev. Participating VRDN Series AAB 06 6, 3.93% (Liquidity Facility ABN-AMRO Bank NV) (b)(d)	10,015	10,015
Northside Independent School District Participating VRDN Series PT 4063, 3.95% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	15,195	15,195
Odessa Wtr. & Swr. Rev. Participating VRDN Series ROC II R 10146, 3.92% (Liquidity Facility Citibank NA) (b)(d)	7,695	7,695
Pasadena Gen. Oblig. Participating VRDN Series Putters 1037, 3.92% (Liquidity Facility JPMorgan Chase & Co.) (b)(d)	11,030	11,030
Plano Independent School District Participating VRDN:
Series Putters 1428:
3.92% (Liquidity Facility JPMorgan Chase & Co.) (b)(d)	10,095	10,095
3.99% (Liquidity Facility KBC Bank NV) (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	5,195	5,195
Series ROC II R 2106, 3.92% (Liquidity Facility Citigroup, Inc.) (b)(d)	5,790	5,790
Richardson Independent School District Participating VRDN Series Putters 1504, 3.92% (Liquidity Facility JPMorgan Chase Bank) (b)(d)	10,900	10,900
Rockwell Independent School District Participating VRDN Series MSTC 06 270 Class A, 3.92% (Liquidity Facility Bear Stearns Companies, Inc.) (b)(d)	24,585	24,585
San Antonio Elec. & Gas Rev. Participating VRDN Series DB 280, 3.95% (Liquidity Facility Deutsche Bank AG) (b)(d)	7,100	7,100
San Antonio Elec. & Gas Sys. Rev. Participating VRDN:
Series PT 1977, 3.99% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	7,210	7,210
Series Putters 1121, 3.92% (Liquidity Facility JPMorgan Chase Bank) (b)(d)	12,970	12,970
Series Putters 1451, 3.92% (Liquidity Facility JPMorgan Chase Bank) (b)(d)	3,420	3,420
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
San Antonio Gen. Oblig. Participating VRDN:
Series Putters PZ 146, 3.96% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	$ 15,380	$ 15,380
Series ROC II R7519, 3.92% (Liquidity Facility Citigroup, Inc.) (b)(d)	5,090	5,090
San Antonio Independent School District Participating VRDN Series PT 1600, 3.95% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	11,940	11,940
San Antonio Wtr. Sys. Rev. Participating VRDN:
Series EGL 05 3005 Class A, 3.93% (Liquidity Facility Citibank NA) (b)(d)	6,055	6,055
Series EGL 06 5 Class A, 3.93% (Liquidity Facility Citibank NA) (b)(d)	14,500	14,500
Series Merlots 00 VV, 3.92% (Liquidity Facility Wachovia Bank NA) (b)(d)	21,000	21,000
Series MS 1237, 3.91% (Liquidity Facility Morgan Stanley) (b)(d)	18,750	18,750
Schertz/Seguin Local Govt. Corp. Contract Rev. Participating VRDN Series MSTC 01 114, 3.92% (Liquidity Facility Bear Stearns Companies, Inc.) (b)(d)	9,995	9,995
Seminole Independent School District Participating VRDN Series DB 286, 3.95% (Liquidity Facility Deutsche Bank AG) (b)(d)	14,000	14,000
Socorro Independent School District Participating VRDN:
Series PT 2653, 3.95% (Liquidity Facility Danske Bank AS) (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	10,950	10,950
Series Putters 1036, 3.92% (Liquidity Facility JPMorgan Chase & Co.) (b)(d)	9,600	9,600
Springfield Pub. Util. Rev. Participating VRDN Series AAB 07 6, 3.93% (Liquidity Facility ABN-AMRO Bank NV) (b)(d)	11,770	11,770
Tarrant County Health Facilities Dev. Corp. Health Sys. Rev. Participating VRDN Series Merlots 00 BB, 3.92% (Liquidity Facility Wachovia Bank NA) (b)(d)	7,870	7,870
Tarrant County Health Facilities Dev. Corp. Rev. (Carter Blood Care Proj.) Series 1998, 3.96%, LOC JPMorgan Chase Bank, VRDN (b)	8,050	8,050
Temple Independent School District Participating VRDN Series DB 136, 3.92% (Liquidity Facility Deutsche Bank AG) (b)(d)	3,075	3,075

	Principal Amount (000s)	Value (000s)
Texas A&M Univ. Rev.:
Bonds Series 2005 B, 5% 5/15/08	$ 6,500	$ 6,553
Participating VRDN Series ROC II R4005, 3.92% (Liquidity Facility Citigroup, Inc.) (b)(d)	4,920	4,920
Texas Dept. of Trans. Ctfs. of Prtn. Series A, 3.65% 11/8/07, LOC Bank of America NA, LOC State Street Bank & Trust Co., Boston, CP	17,500	17,500
Texas Gen. Oblig.:
Participating VRDN:
Series EGL 06 126, Class A, 3.93% (Liquidity Facility Citibank NA) (b)(d)	14,400	14,400
Series EGL 07 139, 3.92% (Liquidity Facility Citibank NA) (b)(d)	8,685	8,685
Series MS 06 2043, 3.91% (Liquidity Facility Wells Fargo & Co.) (b)(d)	7,270	7,270
Series MS 1147, 3.91% (Liquidity Facility Morgan Stanley) (b)(d)	4,005	4,005
Series MT 355, 3.92% (Liquidity Facility Svenska Handelsbanken AB) (b)(d)	8,565	8,565
Series PT 3018, 3.99% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	5,455	5,455
Series PT 3026, 3.93% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	4,140	4,140
Series PT 3670, 3.95% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	17,080	17,080
Series Putters 05 1013A, 3.92% (Liquidity Facility JPMorgan Chase Bank) (b)(d)	3,635	3,635
Series Putters 1016, 3.92% (Liquidity Facility JPMorgan Chase Bank) (b)(d)	3,295	3,295
Series Putters 1361, 3.92% (Liquidity Facility JPMorgan Chase Bank) (b)(d)	17,330	17,330
Series PZ 108, 3.96% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	12,390	12,390
Series ROC II R 11157, 3.92% (Liquidity Facility Citibank NA) (b)(d)	3,180	3,180
Series ROC II R 9089, 3.92% (Liquidity Facility Citigroup, Inc.) (b)(d)	7,000	7,000
Series Solar 06 57, 3.91% (Liquidity Facility U.S. Bank NA, Minnesota) (b)(d)	10,310	10,310
TRAN 4.5% 8/28/08	473,100	476,477
Texas Muni. Pwr. Agcy. Rev. Participating VRDN Series Putters 1332, 3.92% (Liquidity Facility JPMorgan Chase Bank) (b)(d)	4,485	4,485
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Texas State Univ. Sys. Fing. Rev. Participating VRDN:
Series PT 3473, 3.95% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	$ 8,090	$ 8,090
Series PT 3474, 3.95% (Liquidity Facility Dexia Cr. Local de France) (b)(d)	12,700	12,700
Texas Tpk. Auth. Central Texas Tpk. Sys. Rev.:
Bonds 5% 6/1/08	19,375	19,540
Participating VRDN Series MS 06 1407, 3.91% (Liquidity Facility Morgan Stanley) (b)(d)	10,509	10,509
Texas Trans. Commission State Hwy. Fund Rev. Participating VRDN:
Series MSTC 7026, 3.92% (Liquidity Facility Bear Stearns Companies, Inc.) (b)(d)	6,425	6,425
Series Putters 1329, 3.92% (Liquidity Facility JPMorgan Chase Bank) (b)(d)	18,105	18,105
Texas Wtr. Dev. Board Rev. Participating VRDN Series ROC II R 7051, 3.92% (Liquidity Facility Citigroup, Inc.) (b)(d)	9,055	9,055
The Colony Wtr. & Swr. Sys. Rev. Bonds Series PT 2369, 3.8%, tender 3/13/08 (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)(e)	7,320	7,320
Trinity River Auth. Rev. Participating VRDN Series Putters 1058 B, 3.92% (Liquidity Facility JPMorgan Chase & Co.) (b)(d)	4,965	4,965
United Independent School District Participating VRDN Series PT 3121, 3.99% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	5,725	5,725
Univ. of North Texas Univ. Rev. Participating VRDN Series SGA 146, 3.94% (Liquidity Facility Societe Generale) (b)(d)	3,000	3,000
Univ. of Texas Permanent Univ. Fund Rev. Participating VRDN Series Putters 411, 3.92% (Liquidity Facility JPMorgan Chase Bank) (b)(d)	2,805	2,805
Univ. of Texas Univ. Revs.:
Bonds Series ROC II R 11077, 3.85%, tender 12/14/07 (Liquidity Facility Citibank NA) (b)(d)(e)	2,555	2,555
Participating VRDN:
Series MS 98 97, 3.91% (Liquidity Facility Morgan Stanley) (b)(d)	14,885	14,885
Series Putters 1328, 3.92% (Liquidity Facility JPMorgan Chase Bank) (b)(d)	13,620	13,620
Series Putters 1604, 3.92% (Liquidity Facility JPMorgan Chase Bank) (b)(d)	11,875	11,875

	Principal Amount (000s)	Value (000s)
Series Putters 584, 3.92% (Liquidity Facility JPMorgan Chase Bank) (b)(d)	$ 18,745	$ 18,745
Series Putters 592, 3.92% (Liquidity Facility JPMorgan Chase Bank) (b)(d)	5,565	5,565
Series ROC II R 1080, 3.92% (Liquidity Facility Citigroup, Inc.) (b)(d)	6,780	6,780
Weslaco Health Facilities Dev. Corp. Rev. Participating VRDN Series LB 04 L31J, 3.93% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (b)(d)	13,950	13,950
White Settlement Independent School District Participating VRDN Series PT 3047, 3.99% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	7,035	7,035
Wylie Independent School District Participating VRDN Series PT 2316, 3.99% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	6,420	6,420
Ysleta Independent School District Participating VRDN:
Series Putters 1039, 3.92% (Liquidity Facility JPMorgan Chase & Co.) (b)(d)	2,845	2,845
Series Putters 1051, 3.92% (Liquidity Facility JPMorgan Chase Bank) (b)(d)	5,810	5,810
		2,359,409
Utah - 1.5%
Central Utah Wtr. Conservatory District Participating VRDN Series PT 2420, 3.99% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	5,250	5,250
Intermountain Pwr. Agcy. Pwr. Supply Rev.:
Bonds Series A, 5% 7/1/08 (FSA Insured)	2,500	2,524
Series 1997 B2, 3.8% 10/9/07 (Liquidity Facility Bank of Nova Scotia), CP	6,000	6,000
Series 1997 B3, 3.65% 3/6/08 (Liquidity Facility Bank of Nova Scotia), CP	45,000	45,000
Series 1998 B4, 3.65% 3/6/08 (Liquidity Facility Bank of Nova Scotia), CP	32,300	32,300
Orem Wtr. & Storm Swr. Rev. Participating VRDN Series ROC II R 7506, 3.92% (Liquidity Facility Citigroup, Inc.) (b)(d)	6,205	6,205
Riverton Hosp. Rev. Participating VRDN Series Putters 1762, 3.92% (Liquidity Facility JPMorgan Chase & Co.) (b)(d)	30,000	30,000
Utah Board of Regency Rev. Participating VRDN Series PT 4321, 3.95% (Liquidity Facility Dexia Cr. Local de France) (b)(d)	11,980	11,980
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Utah - continued
Utah Gen. Oblig. Participating VRDN Series EC 1159, 3.97% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	$ 5,800	$ 5,800
Utah Transit Auth. Sales Tax Rev. Participating VRDN:
Series GS 07 63Z, 3.91% (Liquidity Facility Goldman Sachs Group, Inc.) (b)(d)	4,860	4,860
Series MS 1197, 3.91% (Liquidity Facility Morgan Stanley) (b)(d)	20,000	20,000
Series ROC II R 609PB, 3.93% (Liquidity Facility Deutsche Postbank AG) (b)(d)	4,025	4,025
		173,944
Vermont - 0.1%
Univ. of Vermont and State Agricultural College Participating VRDN Series EGL 06 86 Class A, 3.92% (Liquidity Facility Landesbank Hessen-Thuringen) (b)(d)	15,475	15,475
Virginia - 1.7%
Chesterfield County Indl. Dev. Auth. Rev. Participating VRDN Series PT 886, 4.01% (Liquidity Facility Lloyds TSB Bank PLC) (b)(d)	4,300	4,300
Henrico County Wtr. & Swr. Rev. Participating VRDN Series ROC II R 753 PB, 3.93% (Liquidity Facility Deutsche Postbank AG) (b)(d)	6,290	6,290
Loudoun County Gen. Oblig. Participating VRDN Series Putters 451, 3.92% (Liquidity Facility JPMorgan Chase Bank) (b)(d)	3,860	3,860
Montgomery County Indl. Dev. Auth. Rev. (Virginia Tech Foundation Proj.) 4.08%, LOC Bank of America NA, VRDN (b)	18,280	18,280
Portsmouth Gen. Oblig. Participating VRDN Series ROC II R6054, 3.92% (Liquidity Facility Citigroup, Inc.) (b)(d)	8,560	8,560
Richmond Pub. Util. Rev. Participating VRDN:
Series ROC II R 11027, 3.92% (Liquidity Facility Citibank NA) (b)(d)	975	975
Series ROC II R 6094, 3.92% (Liquidity Facility Citigroup, Inc.) (b)(d)	35,205	35,205
Series ROC II R 9084, 3.92% (Liquidity Facility Citigroup, Inc.) (b)(d)	19,855	19,855
Series ROC II R 9085, 3.92% (Liquidity Facility Citigroup, Inc.) (b)(d)	19,855	19,855
Univ. of Virginia Univ. Revs. Participating VRDN Series EGL 06 17 Class A, 3.93% (Liquidity Facility Citibank NA) (b)(d)	12,200	12,200

	Principal Amount (000s)	Value (000s)
Virginia College Bldg. Auth. Edl. Facilities Rev. Participating VRDN:
Series EC 1167, 3.95% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	$ 4,040	$ 4,040
Series MS 01 721, 3.91% (Liquidity Facility Morgan Stanley) (b)(d)	27,885	27,885
Virginia Commonwealth Trans. Board Rev. Participating VRDN Series MS 01 727, 3.91% (Liquidity Facility Morgan Stanley) (b)(d)	3,665	3,665
Virginia Pub. School Auth.:
Bonds Series 7, 4% 4/15/08	10,735	10,754
Participating VRDN Series Putters 139, 3.92% (Liquidity Facility JPMorgan Chase & Co.) (b)(d)	16,870	16,870
		192,594
Washington - 5.5%
Central Puget Sound Reg'l. Trans. Auth. Sales & Use Tax Rev. Participating VRDN Series PT 3449, 3.99% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	6,905	6,905
Central Washington Univ. Sys. Rev. Participating VRDN Series PT 2251, 3.99% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	7,200	7,200
Clark County Gen. Oblig. Participating VRDN Series Putters 541, 3.92% (Liquidity Facility JPMorgan Chase Bank) (b)(d)	3,955	3,955
Clark County School District #114, Evergreen Participating VRDN Series PT 1575, 3.99% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	5,100	5,100
Energy Northwest Elec. Rev. Participating VRDN:
Series PA 825, 3.99% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	6,245	6,245
Series PT 1978, 3.99% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	6,415	6,415
Series Putters 1282, 3.92% (Liquidity Facility JPMorgan Chase Bank) (b)(d)	10,545	10,545
Series Putters 1961, 3.92% (Liquidity Facility JPMorgan Chase Bank) (b)(d)	10,305	10,305
Series Putters 256, 3.92% (Liquidity Facility JPMorgan Chase Bank) (b)(d)	4,545	4,545
Series ROC II R4524, 3.92% (Liquidity Facility Citigroup, Inc.) (b)(d)	4,970	4,970
Everett Gen. Oblig. 3.92%, LOC Bank of America NA, VRDN (b)	2,600	2,600
Goat Hill Properties Lease Rev. Participating VRDN Series Putters 957, 3.92% (Liquidity Facility JPMorgan Chase & Co.) (b)(d)	7,280	7,280
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Washington - continued
King County Gen. Oblig. Participating VRDN:
Series MS 1242, 3.91% (Liquidity Facility Morgan Stanley) (b)(d)	$ 7,000	$ 7,000
Series PT 2170, 3.95% (Liquidity Facility KBC Bank NV) (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	8,000	8,000
King County Pub. Hosp. District #2 Participating VRDN Series PT 2469, 3.99% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	7,845	7,845
King County School District #401 Highline Pub. Schools Participating VRDN Series ROC RR II R 2151, 3.92% (Liquidity Facility Citigroup, Inc.) (b)(d)	5,250	5,250
King County Swr. Rev. Participating VRDN:
Series Merlots 00 E, 3.92% (Liquidity Facility Wachovia Bank NA) (b)(d)	5,525	5,525
Series MS 01 554, 3.91% (Liquidity Facility Morgan Stanley) (b)(d)	9,385	9,385
Series Putters 1612, 3.87% (Liquidity Facility JPMorgan Chase Bank) (b)(d)	4,040	4,040
Series Solar 06 77, 3.91% (Liquidity Facility U.S. Bank NA, Minnesota) (b)(d)	7,655	7,655
Port of Seattle Rev. Participating VRDN:
Series DB 273, 3.95% (Liquidity Facility Deutsche Bank AG) (b)(d)	8,090	8,090
Series PT 3043, 3.95% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	8,320	8,320
Series PT 3499, 3.95% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	7,225	7,225
Series ROC II R 9029, 3.92% (Liquidity Facility Citigroup, Inc.) (b)(d)	9,510	9,510
Series ROC II RR 9028, 3.92% (Liquidity Facility Citigroup, Inc.) (b)(d)	9,510	9,510
Port of Tacoma Rev. Participating VRDN Series PT 2164, 3.99% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	7,875	7,875
Seattle Drainage & Wastewtr. Rev. Participating VRDN Series PT 1604, 3.95% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	8,665	8,665
Seattle Wtr. Sys. Rev. Participating VRDN:
Series Putters 3664 3.95% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	20,560	20,560
Series ROC II R 11144, 3.92% (Liquidity Facility Citibank NA) (b)(d)	11,815	11,815
Series SGA 90, 3.94% (Liquidity Facility Societe Generale) (b)(d)	15,815	15,815

	Principal Amount (000s)	Value (000s)
Series Solar 06 2, 3.82% (Liquidity Facility U.S. Bank NA, Minnesota) (b)(d)(e)	$ 9,835	$ 9,835
Snohomish County Hsg. Auth. Hsg. Rev. (Ebey Arms Centerhouse Proj.) 3.92%, LOC Bank of America NA, VRDN (b)	3,000	3,000
Snohomish County Pub. Util. District #1 Series A2, 3.86% (FSA Insured), VRDN (b)	33,550	33,550
Spokane County School District #81 Participating VRDN Series ROC II R4000, 3.92% (Liquidity Facility Citigroup, Inc.) (b)(d)	3,535	3,535
Tacoma Convention Ctr. Participating VRDN Series PT 2344, 3.99% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	6,010	6,010
Tacoma Gen. Oblig. Participating VRDN Series PT 2322, 3.99% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	5,760	5,760
Thurston County School District #111 Participating VRDN Series Putters 1396, 3.92% (Liquidity Facility JPMorgan Chase Bank) (b)(d)	8,260	8,260
Univ. of Washington Univ. Revs. Participating VRDN Series Solar 07 75, 3.91% (Liquidity Facility U.S. Bank NA, Minnesota) (b)(d)	38,665	38,665
Washington Dept. of Motor Vehicles Participating VRDN Series BS 3050, 3.92% (Liquidity Facility Bear Stearns Companies, Inc.) (b)(d)	18,215	18,215
Washington Econ. Dev. Fin. Auth. Lease Participating VRDN Series PT 2333, 3.99% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	6,720	6,720
Washington Gen. Oblig. Participating VRDN:
Series Clipper 05 39, 3.93% (Liquidity Facility State Street Bank & Trust Co., Boston) (b)(d)	37,230	37,230
Series EC 1116, 3.97% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	5,640	5,640
Series EGL 00 4704, 3.93% (Liquidity Facility Citibank NA) (b)(d)	3,065	3,065
Series LB 06 P23U, 3.93% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (b)(d)	10,000	10,000
Series MS 00 388, 3.91% (Liquidity Facility Morgan Stanley) (b)(d)	12,145	12,145
Series PA 3863, 3.95% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	7,590	7,590
Series PT 2093, 3.95% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	11,715	11,715
Series PT 2563, 3.95% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	9,380	9,380
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Washington - continued
Washington Gen. Oblig. Participating VRDN: - continued
Series PT 3874, 3.95% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	$ 12,145	$ 12,145
Series Putters 1359, 3.92% (Liquidity Facility JPMorgan Chase Bank) (b)(d)	3,410	3,410
Series Putters 1360, 3.92% (Liquidity Facility JPMorgan Chase Bank) (b)(d)	1,965	1,965
Series RobIns 6, 3.92% (Liquidity Facility Bank of New York, New York) (b)(d)	13,095	13,095
Series ROC II R 10034, 3.92% (Liquidity Facility Citigroup, Inc.) (b)(d)	44,845	44,845
Series ROC II R 10093, 3.92% (Liquidity Facility Citibank NA) (b)(d)	12,060	12,060
Series ROC II R 10094, 3.92% (Liquidity Facility Citibank NA) (b)(d)	7,520	7,520
Series ROC II R 6090, 3.92% (Liquidity Facility Citigroup, Inc.) (b)(d)	7,760	7,760
Series ROC II R 7059, 3.92% (Liquidity Facility Citigroup, Inc.) (b)(d)	5,100	5,100
Washington Health Care Facilities Auth. Rev.:
Participating VRDN Series ROC II R510CE, 3.92% (Liquidity Facility Citibank NA) (b)(d)	9,000	9,000
(Seattle Cancer Care Alliance Proj.) 3.96%, LOC KeyBank NA, VRDN (b)	4,150	4,150
Washington Hsg. Fin. Commission Nonprofit Hsg. Rev. (Horizon House Proj.) 3.91%, LOC Bank of America NA, VRDN (b)	44,595	44,595
		634,110
West Virginia - 0.2%
West Virginia Gen. Oblig. Participating VRDN Series Putters 1114, 3.92% (Liquidity Facility JPMorgan Chase & Co.) (b)(d)	4,230	4,230
West Virginia Higher Ed. Policy Commission Rev. Participating VRDN Series Solar 06 50, 3.75% (Liquidity Facility U.S. Bank NA, Minnesota) (b)(d)(e)	15,690	15,690
West Virginia Univ. Revs. Participating VRDN Series PZ 56, 3.99% (Liquidity Facility BNP Paribas SA) (b)(d)	2,215	2,215
		22,135

	Principal Amount (000s)	Value (000s)
Wisconsin - 2.7%
Green Bay Wtr. Sys. Rev. Participating VRDN Series PT 2396, 3.99% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	$ 5,685	$ 5,685
Manitowoc Elec. Rev. Participating VRDN Series DB 110, 3.92% (Liquidity Facility Deutsche Bank AG) (b)(d)	14,285	14,285
Milwaukee Gen. Oblig. RAN:
4.25% 3/27/08	17,000	17,054
4.5% 9/4/08	53,800	54,213
Milwaukee Redev. Auth. Rev. Participating VRDN Series PT 2042, 3.99% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	5,925	5,925
Milwaukee Swr. Rev. Participating VRDN Series ROC II R4500, 3.92% (Liquidity Facility Citigroup, Inc.) (b)(d)	3,525	3,525
Univ. of Wisconsin Hosp. & Clinics Auth. Participating VRDN Series Merlots 00 RR, 3.92% (Liquidity Facility Wachovia Bank NA) (b)(d)	7,000	7,000
Wisconsin Gen. Oblig.:
Participating VRDN:
Series MS 1166, 3.91% (Liquidity Facility Morgan Stanley) (b)(d)	39,545	39,545
Series Putters 1321, 3.92% (Liquidity Facility JPMorgan Chase Bank) (b)(d)	4,135	4,135
Series Putters 531, 3.92% (Liquidity Facility JPMorgan Chase Bank) (b)(d)	8,425	8,425
TRAN 4.5% 6/16/08	60,500	60,814
Wisconsin Health & Edl. Facilities Auth. Rev.:
Participating VRDN:
Series MT 318, 3.92% (Liquidity Facility Landesbank Hessen-Thuringen) (b)(d)	52,000	52,000
Series MT 389, 3.95% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	6,750	6,750
Series PT 761, 3.92% (Liquidity Facility Svenska Handelsbanken AB) (b)(d)	7,585	7,585
Series RobIns 03 A, 3.93% (Liquidity Facility Bank of New York, New York) (b)(d)	7,400	7,400
(Riverview Hosp. Assoc. Proj.) Series 2001, 4.1%, LOC U.S. Bank NA, Minnesota, VRDN (b)	7,400	7,400
Wisconsin Trans. Rev. Participating VRDN Series MS 06 1864, 3.91% (Liquidity Facility Rabobank Nederland Coop. Central) (b)(d)	7,564	7,564
		309,305

	Principal Amount (000s)	Value (000s)
Other - 1.8%
Fidelity Tax-Free Cash Central Fund, 3.9% (a)(c)	$ 204,692	$ 204,692
TOTAL INVESTMENT PORTFOLIO - 99.3% (Cost $11,527,809)		11,527,809
NET OTHER ASSETS - 0.7%		83,150
NET ASSETS - 100%		$ 11,610,959
Security Type Abbreviations
BAN - BOND ANTICIPATION NOTE
CP - COMMERCIAL PAPER
RAN - REVENUE ANTICIPATION NOTE
TAN - TAX ANTICIPATION NOTE
TRAN - TAX AND REVENUE ANTICIPATION NOTE
VRDN - VARIABLE RATE DEMAND NOTE
Legend

(a) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(b) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(c) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Tax-Free Cash Central Fund.
(d) Provides evidence of ownership in one or more underlying municipal bonds.

(e) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $252,260,000 or 2.2% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Cost (000s)
Alaska Hsg. Fin. Corp. Participating VRDN Series Solar 06 22, 3.65% (Liquidity Facility U.S. Bank NA, Minnesota)	4/26/06	$ 5,010
Chicago Board of Ed. Bonds Series PT 3010, 3.80%, tender 3/6/08 (Liquidity Facility Dexia Cr. Local de France)	4/26/07	$ 16,430
Chicago O'Hare Int'l. Arpt. Rev. Bonds Series PT 3356, 3.73%, tender 2/28/08 (Liquidity Facility Dexia Cr. Local de France)	1/12/06	$ 9,605
Security	Acquisition Date	Cost (000s)
Clackamas County School District #7J Bonds Series PT 3066, 3.80%, tender 3/13/08 (Liquidity Facility Merrill Lynch & Co., Inc.)	2/20/07	$ 9,440
Colorado Wtr. Resources and Pwr. Dev. Auth. Wastewtr. Rev. Bonds Series PT 2781, 3.80%, tender 3/6/08 (Liquidity Facility Dexia Cr. Local de France)	5/19/05	$ 14,010
Cook County Gen. Oblig. Participating VRDN Series Solar 06 10, 3.75% (Liquidity Facility U.S. Bank NA, Minnesota)	8/2/06 - 8/30/07	$ 13,750
District of Columbia Gen. Oblig. Bonds Series ROC II R 11063, 3.85%, tender 12/14/07 (Liquidity Facility Citibank NA)	6/6/07	$ 10,030
District of Columbia Gen. Oblig. Bonds Series ROC II R 11072, 3.85%, tender 12/14/07 (Liquidity Facility Citibank NA)	6/8/07	$ 10,030
Essex County Impt. Auth. Rev. Participating VRDN Series PT 4003, 3.78% (Liquidity Facility Dexia Cr. Local de France)	4/4/07	$ 14,125
Florida Muni. Ln. Council Rev. Bonds Series PT 2528, 3.80%, tender 3/13/08 (Liquidity Facility Merrill Lynch & Co., Inc.)	5/24/06	$ 6,745
Fraser Pub. School District Participating VRDN Series AAB 05 39, 3.63% tender 12/6/07 (Liquidity Facility ABN-AMRO Bank NV)	9/14/05	$ 8,000
Goose Creek Independent School District Participating VRDN Series PZ 219, 3.65% (Liquidity Facility Wells Fargo & Co.)	3/15/07	$ 10,285
Maricopa Unified School District No. 48 Participating VRDN Series PT 4020, 3.92% (Liquidity Facility Dexia Cr. Local de France)	4/12/07 - 5/10/07	$ 19,905
Nebraska Pub. Pwr. Generation Agcy. Rev. Bonds Series ROC II R 11075, 3.85%, tender 12/14/07 (Liquidity Facility Citibank NA)	6/13/07 - 9/13/07	$ 10,300
New Jersey Econ. Dev. Auth. Rev. Bonds Series PT 3824, 3.73%, tender 3/6/08 (Liquidity Facility Dexia Cr. Local de France)	5/15/07	$ 24,940
New Mexico State Univ. Revs. Participating VRDN Series PT 2342, 3.80% (Liquidity Facility Merrill Lynch & Co., Inc.)	8/21/06	$ 3,910
Purdue Univ. Rev. Bonds Series PT 3817, 3.74%, tender 10/11/07 (Liquidity Facility Dexia Cr. Local de France)	2/1/07	$ 25,145
Seattle Wtr. Sys. Rev. Participating VRDN Series Solar 06 2, 3.82% (Liquidity Facility U.S. Bank NA, Minnesota)	8/2/06	$ 9,835
Security	Acquisition Date	Cost (000s)
The Colony Wtr. & Swr. Sys. Rev. Bonds Series PT 2369, 3.80%, tender 3/13/08 (Liquidity Facility Merrill Lynch & Co., Inc.)	6/2/05	$ 7,320
Univ. of Illinois Ctfs. of Prtn. Bonds Series PT 2328, 3.80%, tender 3/13/08 (Liquidity Facility Merrill Lynch & Co., Inc.)	10/3/06	$ 5,200
Univ. of Texas Univ. Revs. Bonds Series ROC II R 11077, 3.85%, tender 12/14/07 (Liquidity Facility Citibank NA)	9/13/07	$ 2,555
West Virginia Higher Ed. Policy Commission Rev. Participating VRDN Series Solar 06 50, 3.75% (Liquidity Facility U.S. Bank NA, Minnesota)	4/18/06 - 10/10/06	$ 15,690
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Tax-Free Cash Central Fund	$ 3,870

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Tax-Exempt Portfolio

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	September 30, 2007 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $11,323,117)	$ 11,323,117
Fidelity Central Funds (cost $204,692)	204,692
Total Investments (cost $11,527,809)		$ 11,527,809
Cash		1,795
Receivable for investments sold		62,805
Receivable for fund shares sold		48,475
Interest receivable		94,506
Distributions receivable from Fidelity Central Funds		648
Prepaid expenses		4
Receivable from investment adviser for expense reductions		370
Other receivables		573
Total assets		11,736,985

Liabilities
Payable for investments purchased	$ 105,034
Payable for fund shares redeemed	8,667
Distributions payable	9,427
Accrued management fee	1,990
Distribution fees payable	97
Other affiliated payables	649
Other payables and accrued expenses	162
Total liabilities		126,026

Net Assets		$ 11,610,959
Net Assets consist of:
Paid in capital		$ 11,609,575
Undistributed net investment income		11
Accumulated undistributed net realized gain (loss) on investments		1,373
Net Assets		$ 11,610,959

Class I: Net Asset Value, offeringprice and redemption price per share ($11,062,722 ÷ 11,059,783 shares)		$ 1.00

Class II: Net Asset Value, offering price and redemption price per share ($113,763 ÷ 113,741 shares)		$ 1.00

Class III: Net Asset Value, offering price and redemption price per share ($390,365 ÷ 390,268 shares)		$ 1.00

Select Class: Net Asset Value, offering price and redemption price per share ($44,109 ÷ 44,089 shares)		$ 1.00

Statement of Operations

Amounts in thousands	Six months ended September 30, 2007 (Unaudited)

Investment Income
Interest		$ 202,910
Income from Fidelity Central Funds		3,870
Total income		206,780

Expenses
Management fee	$ 11,001
Transfer agent fees	825
Distribution fees	574
Accounting fees and expenses	430
Custodian fees and expenses	82
Independent trustees' compensation	19
Registration fees	244
Audit	40
Legal	19
Miscellaneous	33
Total expenses before reductions	13,267
Expense reductions	(2,773)	10,494
Net investment income		196,286
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	693
Capital gain distributions from Fidelity Central Funds	41
Total net realized gain (loss)		734
Net increase in net assets resulting from operations		$ 197,020

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

Amounts in thousands	Six months ended September 30, 2007 (Unaudited)	Year ended March 31, 2007
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 196,286	$ 293,774
Net realized gain (loss)	734	952
Net increase in net assets resulting from operations	197,020	294,726
Distributions to shareholders from net investment income	(196,266)	(293,780)
Share transactions - net increase (decrease)	2,073,205	2,140,768
Total increase (decrease) in net assets	2,073,959	2,141,714

Net Assets
Beginning of period	9,537,000	7,395,286
End of period (including undistributed net investment income of $11 and distributions in excess of net investment income of $9, respectively)	$ 11,610,959	$ 9,537,000

Financial Highlights - Class I

	Six months ended September 30, 2007	Years ended March 31,
	(Unaudited)	2007	2006	2005	2004	2003
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income	.018	.034	.026	.013	.009	.013
Net realized and unrealized gain (loss)F	-	-	-	-	-	-
Total from investment operations	.018	.034	.026	.013	.009	.013
Distributions from net investment income	(.018)	(.034)	(.026)	(.013)	(.009)	(.013)
Distributions from net realized gain	-	-	-	-F	-F	-
Total distributions	(.018)	(.034)	(.026)	(.013)	(.009)	(.013)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return B, C	1.81%	3.44%	2.60%	1.30%	.89%	1.30%
Ratios to Average Net Assets D, E
Expenses before reductions	.23% A	.23%	.24%	.23%	.23%	.24%
Expenses net of fee waivers, if any	.20%A	.20%	.20%	.20%	.20%	.20%
Expenses net of all reductions	.18%A	.18%	.18%	.18%	.19%	.19%
Net investment income	3.58%A	3.39%	2.61%	1.28%	.88%	1.28%
Supplemental Data
Net assets, end of period (in millions)	$ 11,063	$ 8,976	$ 6,599	$ 4,041	$ 4,044	$ 3,337

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

F Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class II

	Six months ended September 30, 2007	Years ended March 31,
	(Unaudited)	2007	2006	2005	2004	2003
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income	.017	.032	.024	.011	.007	.011
Net realized and unrealized gain (loss)F	-	-	-	-	-	-
Total from investment operations	.017	.032	.024	.011	.007	.011
Distributions from net investment income	(.017)	(.032)	(.024)	(.011)	(.007)	(.011)
Distributions from net realized gain	-	-	-	-F	-F	-
Total distributions	(.017)	(.032)	(.024)	(.011)	(.007)	(.011)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total ReturnB, C	1.73%	3.29%	2.45%	1.15%	.74%	1.15%
Ratios to Average Net AssetsD, E
Expenses before reductions	.38%A	.38%	.39%	.38%	.38%	.39%
Expenses net of fee waivers, if any	.35%A	.35%	.35%	.35%	.35%	.35%
Expenses net of all reductions	.33%A	.32%	.33%	.33%	.34%	.34%
Net investment income	3.44%A	3.24%	2.46%	1.13%	.73%	1.13%
Supplemental Data
Net assets, end of period (in millions)	$ 114	$ 116	$ 182	$ 133	$ 220	$ 55

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

F Amount represents less than $.001 per share.

Financial Highlights - Class III

	Six months ended September 30, 2007	Years ended March 31,
	(Unaudited)	2007	2006	2005	2004	2003
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income	.017	.031	.023	.010	.006	.010
Net realized and unrealized gain (loss)F	-	-	-	-	-	-
Total from investment operations	.017	.031	.023	.010	.006	.010
Distributions from net investment income	(.017)	(.031)	(.023)	(.010)	(.006)	(.010)
Distributions from net realized gain	-	-	-	-F	-F	-
Total distributions	(.017)	(.031)	(.023)	(.010)	(.006)	(.010)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total ReturnB, C	1.68%	3.18%	2.35%	1.05%	.64%	1.05%
Ratios to Average Net AssetsD, E
Expenses before reductions	.48%A	.48%	.49%	.48%	.48%	.49%
Expenses net of fee waivers, if any	.45%A	.45%	.45%	.45%	.45%	.45%
Expenses net of all reductions	.43%A	.42%	.43%	.43%	.44%	.44%
Net investment income	3.34%A	3.14%	2.36%	1.03%	.63%	1.02%
Supplemental Data
Net assets, end of period (in millions)	$ 390	$ 360	$ 481	$ 174	$ 162	$ 123

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

F Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Select Class

	Six months ended September 30, 2007	Years ended March 31,
	(Unaudited)	2007	2006	2005	2004	2003
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income	.018	.033	.025	.012	.008	.012
Net realized and unrealized gain (loss)F	-	-	-	-	-	-
Total from investment operations	.018	.033	.025	.012	.008	.012
Distributions from net investment income	(.018)	(.033)	(.025)	(.012)	(.008)	(.012)
Distributions from net realized gain	-	-	-	-F	-F	-
Total distributions	(.018)	(.033)	(.025)	(.012)	(.008)	(.012)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total ReturnB, C	1.78%	3.39%	2.55%	1.25%	.84%	1.24%
Ratios to Average Net AssetsD, E
Expenses before reductions	.28% A	.29%	.29%	.28%	.28%	.29%
Expenses net of fee waivers, if any	.25% A	.25%	.25%	.25%	.25%	.25%
Expenses net of all reductions	.23% A	.23%	.23%	.23%	.24%	.24%
Net investment income	3.53% A	3.34%	2.56%	1.23%	.83%	1.23%
Supplemental Data
Net assets, end of period (in millions)	$ 44	$ 85	$ 133	$ 72	$ 62	$ 104

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

F Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended September 30, 2007 (Unaudited)

(Amounts in thousands except ratios)

1. Organization.

Treasury Only Portfolio, Treasury Portfolio, Government Portfolio, Prime Money Market Portfolio, Money Market Portfolio and Tax-Exempt Portfolio (the Funds) are funds of Fidelity Colchester Street Trust (the trust). Each Fund is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust.

Each Fund offers Class I, Class II, and Class III and Select Class shares, each of which has equal rights as to assets and voting privileges. On September 20, 2007, the Board of Trustees approved the creation of additional classes of shares for Treasury Only Portfolio, Treasury Portfolio, Prime Money Market Portfolio and Money Market Portfolio. Money Market Portfolio and Prime Money Market Portfolio are expected to commence sale of shares of Institutional Class on or about December 12, 2007. In addition, Prime Money Market Portfolio, Treasury Portfolio and Treasury Only Portfolio are expected to commence sale of shares of Class IV on or about December 12, 2007. After commencement of the Institutional Class shares, Prime Money Market Portfolio and Money Market Portfolio will begin offering conversion privileges between classes within each fund to eligible shareholders of the existing classes of shares. Each class has exclusive voting rights with respect to matters that affect that class. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of each Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

2. Investments in Fidelity Central Funds.

The Funds may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Funds' Schedules of Investments list each of the Fidelity Central Funds as an investment of each Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Funds indirectly bear their proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete list of holdings for each Fidelity Central Fund is available upon request or at the SEC's web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC's web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the Funds:

Security Valuation. As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates value. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day.

Investment Transactions and Income. Security transactions, including the Funds' investment activity in the Fidelity Central Funds, are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Interest income and income and capital gain distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan) for Government Portfolio and Money Market Portfolio, Independent Trustees must defer receipt of a portion of, and may elect to defer receipt of an additional portion of, their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders.Each Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. Each Fund adopted the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes (FIN 48), on June 29, 2007. FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The implementation of FIN 48 did not result in any unrecognized tax benefits in the accompanying financial statements. Each of the tax years in the three year period ended June 29, 2007 remains subject to examination by the Internal Revenue Service.

Semiannual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Dividends are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, certain Funds claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

The Tax-Exempt Portfolio purchases municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the Internal Revenue Service (IRS) will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows for each Fund:

	Cost for Federal Income Tax Purposes	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
Treasury Only Portfolio	$ 2,457,058	$ -	$ -	$ -
Treasury Portfolio	19,568,255	-	-	-
Government Portfolio	10,641,541	-	-	-
Prime Money Market Portfolio	14,659,532	-	-	-
Money Market Portfolio	35,791,627	-	-	-
Tax-Exempt Portfolio	11,527,809	-	-	-

New Accounting Pronouncement. In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Funds' financial statement disclosures.

4. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits certain Funds and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. Certain Funds may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. Each applicable Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Delayed Delivery Transactions and When-Issued Securities. Certain Funds may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is marked-to-market daily and equivalent deliverable securities are held for the transaction. The value of the securities purchased on a delayed delivery or when-issued basis are identified as such in each applicable Fund's Schedule of Investments. Certain Funds may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, each applicable Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. Certain Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of each applicable Fund's Schedule of Investments.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

5. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Funds with investment management related services for which the Funds pay a monthly management fee that is based on an annual rate of .20% of average net assets.

On November 15, 2007, the Board of Trustees approved an amendment to the Funds' management contract. Under the amended management contract, effective December 1, 2007, the management fee rate will be lowered from .20% to .14% of average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Funds have adopted separate Distribution and Service Plans for Class II, Class III and Select Class shares. Class II, Class III and Select Class of each Fund pays Fidelity Distributors Corporation (FDC), an affiliate of FMR, a Service fee based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Funds and providing shareholder support services. For the period, the Service fee rates were as follows:

Class II	.15%
Class III	.25%
Select Class	.05%

The following amounts were paid to and retained by FDC:

	Paid to FDC	Retained by FDC
Treasury Only Portfolio: Class II	$ 143	$ 1
Class III	291	26
Select Class	9	-
	$ 443	$ 27
Treasury Portfolio: Class II	$ 261	$ -
Class III	4,998	1
Select Class	90	-
	$ 5,349	$ 1
Government Portfolio: Class II	$ 474	$ -
Class III	1,218	3
Select Class	15	-
	$ 1,707	$ 3
Prime Money Market Portfolio: Class II	$ 1,031	$ -
Class III	3,336	-
Select Class	110	-
	$ 4,477	$ -
Money Market Portfolio: Class II	$ 464	$ 44
Class III	2,682	5
Select Class	144	6
	$ 3,290	$ 55
Tax-Exempt Portfolio: Class II	$ 74	$ 7
Class III	478	-
Select Class	22	2
	$ 574	$ 9

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for the Funds except for Tax-Exempt Portfolio. Citibank, N.A. (Citibank) is the custodian, transfer and shareholder servicing agent for Tax-Exempt Portfolio. Citibank has entered into a sub-arrangement with FIIOC to perform the activities associated with the transfer and shareholder servicing agent functions for Tax-Exempt Portfolio. FIIOC receives asset-based fees with respect to each account. FIIOC pays for

Semiannual Report

5. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

typesetting, printing and mailing of all shareholder reports, except proxy statements. Each class pays a transfer agent fee equal to an annual rate of ..015% of average net assets. For the period, the total transfer agent fees paid by each class to FIIOC were as follows.

Treasury Only Portfolio - Class I	$ 122
Treasury Only Portfolio - Class II	15
Treasury Only Portfolio - Class III	20
Treasury Only Portfolio - Select Class	3
$ 160
Treasury Portfolio - Class I	$ 570
Treasury Portfolio - Class II	28
Treasury Portfolio - Class III	303
Treasury Portfolio - Select Class	27
$ 928
Government Portfolio - Class I	$ 571
Government Portfolio - Class II	54
Government Portfolio - Class III	82
Government Portfolio - Select Class	5
$ 712
Prime Money Market Portfolio - Class I	$ 756
Prime Money Market Portfolio - Class II	111
Prime Money Market Portfolio - Class III	209
Prime Money Market Portfolio - Select Class	35
$ 1,111
Money Market Portfolio - Class I	$ 2,344
Money Market Portfolio - Class II	50
Money Market Portfolio - Class III	168
Money Market Portfolio - Select Class	46
$ 2,608
Tax-Exempt Portfolio - Class I	$ 782
Tax-Exempt Portfolio - Class II	7
Tax-Exempt Portfolio - Class III	29
Tax-Exempt Portfolio - Select Class	7
$ 825

On November 15, 2007, the Board of Trustees approved a new transfer agent contract for each class. Effective December 1, 2007, each class will pay a transfer agent fee equal to an annual rate of .06% of average net asset.

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the accounting records for the Funds except for Tax-Exempt Portfolio. Citibank has entered into a sub-arrangement with FSC to maintain Tax-Exempt Portfolio's accounting records. The fee is based on the level of average net assets for the month.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Funds, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. Each applicable fund's activity in this program during the period for which loans were outstanding was as follows:

	Borrower or Lender	Average Daily Loan Balance	Weighted Average Interest Rate
Prime Money Market Portfolio	Lender	$ 9,205	5.40%
Money Market Portfolio	Lender	$ 11,084	5.38%

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

6. Expense Reductions.

FMR voluntarily agreed to reimburse funds to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, are excluded from this reimbursement.

The following classes of each applicable Fund were in reimbursement during the period:

	Expense Limitations	Reimbursement from adviser
Treasury Only Portfolio
Class I	.20%	$ 312
Class II	.35%	39
Class III	.45%	52
Select Class	.25%	8
Treasury Portfolio
Class I	.20%	$ 1,176
Class II	.35%	52
Class III	.45%	608
Select Class	.25%	55
Government Portfolio
Class I	.20%	$ 1,068
Class II	.35%	95
Class III	.45%	150
Select Class	.25%	9
Prime Money Market Portfolio
Class I	.20%	$ 1,358
Class II	.35%	184
Class III	.45%	373
Select Class	.25%	63
Money Market Portfolio
Class I	.18%	$ 6,945
Class II	.33%	143
Class III	.43%	491
Select Class	.23%	130
Tax-Exempt Portfolio
Class I	.20%	$ 1,628
Class II	.35%	16
Class III	.45%	61
Select Class	.25%	14

In addition, through arrangements with each applicable Fund's custodian and each class' transfer agent, credits realized as a result of uninvested cash balances were used to reduce each Fund's expenses. All of the applicable expense reductions are noted in the table below.

	Custody expense reduction	Transfer Agent expense reduction	Accounting expense reduction
Government Portfolio	$ 2	$ -	$ -
Prime Money Market Portfolio	28	-	-
Money Market Portfolio	45	-	-
Class I	-	339	-
Tax-Exempt Portfolio	82	-	430
Class I	-	514	-
Class II	-	5	-
Class III	-	19	-
Select Class	-	4	-

Semiannual Report

7. Other.

The Funds' organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

8. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended September 30, 2007	Year ended March 31, 2007
From net investment income
Treasury Only Portfolio - Class I	$ 34,218	$ 54,644
Treasury Only Portfolio - Class II	4,284	8,121
Treasury Only Portfolio - Class III	5,086	7,571
Treasury Only Portfolio - Select Class	781	800
Total	$ 44,369	$ 71,136
Treasury Portfolio - Class I	$ 176,590	$ 253,140
Treasury Portfolio - Class II	8,318	17,594
Treasury Portfolio - Class III	92,673	166,730
Treasury Portfolio - Select Class	8,662	12,508
Total	$ 286,243	$ 449,972
Government Portfolio - Class I	$ 186,471	$ 288,528
Government Portfolio - Class II	15,782	25,762
Government Portfolio - Class III	23,703	36,032
Government Portfolio - Select Class	1,500	2,220
Total	$ 227,456	$ 352,542
Prime Money Market Portfolio - Class I	$ 254,692	$ 487,140
Prime Money Market Portfolio - Class II	35,473	52,788
Prime Money Market Portfolio - Class III	66,673	152,704
Prime Money Market Portfolio - Select Class	11,440	10,178
Total	$ 368,278	$ 702,810
Money Market Portfolio - Class I	$ 821,104	$ 1,245,009
Money Market Portfolio - Class II	15,726	27,134
Money Market Portfolio - Class III	53,667	78,922
Money Market Portfolio - Select Class	15,091	15,461
Total	$ 905,588	$ 1,366,526
Tax-Exempt Portfolio - Class I	$ 186,635	$ 271,899
Tax Exempt Portfolio - Class II	1,686	4,223
Tax Exempt Portfolio - Class III	6,387	11,918
Tax Exempt Portfolio - Select Class	1,558	5,740
Total	$ 196,266	$ 293,780

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

9. Share Transactions.

Transactions for each class of shares were as follows:

	Six months ended September 30, 2007	Year ended March 31, 2007
Treasury Only Portfolio - Class I Shares sold	2,711,420	3,180,076
Reinvestment of distributions	21,571	32,424
Shares redeemed	(2,225,023)	(2,842,166)
Net increase (decrease)	507,968	370,334
Treasury Only Portfolio - Class II Shares sold	512,108	1,191,961
Reinvestment of distributions	2,200	4,757
Shares redeemed	(547,794)	(1,088,610)
Net increase (decrease)	(33,486)	108,108
Treasury Only Portfolio - Class III Shares sold	706,749	1,373,967
Reinvestment of distributions	1,987	3,514
Shares redeemed	(627,143)	(1,310,059)
Net increase (decrease)	81,593	67,422
Treasury Only Portfolio - Select Class Shares sold	88,207	53,019
Reinvestment of distributions	780	800
Shares redeemed	(32,590)	(70,099)
Net increase (decrease)	56,397	(16,280)
Treasury Portfolio - Class I Shares sold	31,886,925	47,419,136
Reinvestment of distributions	68,026	100,794
Shares redeemed	(24,432,485)	(46,325,978)
Net increase (decrease)	7,522,466	1,193,952
Treasury Portfolio - Class II Shares sold	1,644,137	5,243,023
Reinvestment of distributions	3,164	8,042
Shares redeemed	(1,663,867)	(5,226,777)
Net increase (decrease)	(16,566)	24,288
Treasury Portfolio - Class III Shares sold	11,471,475	19,967,635
Reinvestment of distributions	11,886	21,122
Shares redeemed	(9,436,860)	(19,625,247)
Net increase (decrease)	2,046,501	363,510
Treasury Portfolio - Select Class Shares sold	538,163	801,394
Reinvestment of distributions	1,875	526
Shares redeemed	(409,072)	(776,091)
Net increase (decrease)	130,966	25,829

Semiannual Report

9. Share Transactions - continued

	Six months ended September 30, 2007	Year ended March 31, 2007
Government Portfolio - Class I Shares sold	32,706,330	41,402,261
Reinvestment of distributions	88,193	158,877
Shares redeemed	(29,548,304)	(41,106,739)
Net increase (decrease)	3,246,219	454,399
Government Portfolio - Class II Shares sold	3,219,355	7,460,701
Reinvestment of distributions	8,879	17,309
Shares redeemed	(3,195,478)	(7,875,076)
Net increase (decrease)	32,756	(397,066)
Government Portfolio - Class III Shares sold	4,414,250	4,631,131
Reinvestment of distributions	12,182	19,200
Shares redeemed	(4,233,382)	(4,563,586)
Net increase (decrease)	193,050	86,745
Government Portfolio - Select Class Shares sold	166,051	97,212
Reinvestment of distributions	750	529
Shares redeemed	(141,591)	(81,023)
Net increase (decrease)	25,210	16,718
Prime Money Market Portfolio - Class I Shares sold	53,435,383	90,929,457
Reinvestment of distributions	146,845	302,424
Shares redeemed	(52,149,895)	(90,975,830)
Net increase (decrease)	1,432,333	256,051
Prime Money Market Portfolio - Class II Shares sold	11,070,039	10,186,578
Reinvestment of distributions	30,358	46,924
Shares redeemed	(11,046,752)	(10,787,205)
Net increase (decrease)	53,645	(553,703)
Prime Money Market Portfolio - Class III Shares sold	14,500,753	22,269,896
Reinvestment of distributions	26,118	41,696
Shares redeemed	(15,064,006)	(21,807,845)
Net increase (decrease)	(537,135)	503,747
Prime Money Market Portfolio - Select Class Shares sold	1,467,316	2,018,658
Reinvestment of distributions	7,753	6,397
Shares redeemed	(1,427,093)	(1,775,483)
Net increase (decrease)	47,976	249,572

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

9. Share Transactions - continued

	Six months ended September 30, 2007	Year ended March 31, 2007
Money Market Portfolio - Class I Shares sold	83,420,368	155,333,371
Reinvestment of distributions	640,247	945,334
Shares redeemed	(80,416,770)	(146,158,495)
Net increase (decrease)	3,643,845	10,120,210
Money Market Portfolio - Class II Shares sold	5,864,947	7,588,546
Reinvestment of distributions	12,867	20,982
Shares redeemed	(5,947,462)	(7,290,892)
Net increase (decrease)	(69,648)	318,636
Money Market Portfolio - Class III Shares sold	12,612,863	16,508,719
Reinvestment of distributions	35,429	51,708
Shares redeemed	(11,963,892)	(15,932,707)
Net increase (decrease)	684,400	627,720
Money Market Portfolio - Select Class Shares sold	3,694,248	6,296,668
Reinvestment of distributions	5,527	3,437
Shares redeemed	(3,609,240)	(5,970,795)
Net increase (decrease)	90,535	329,310
Tax-Exempt Portfolio - Class I Shares sold	21,798,895	33,701,874
Reinvestment of distributions	131,955	184,520
Shares redeemed	(19,845,104)	(31,510,560)
Net increase (decrease)	2,085,746	2,375,834
Tax-Exempt Portfolio - Class II Shares sold	250,245	448,200
Reinvestment of distributions	1,481	3,150
Shares redeemed	(254,051)	(516,844)
Net increase (decrease)	(2,325)	(65,494)
Tax-Exempt Portfolio - Class III Shares sold	853,412	1,601,161
Reinvestment of distributions	4,043	7,769
Shares redeemed	(827,138)	(1,729,888)
Net increase (decrease)	30,317	(120,958)
Tax-Exempt Portfolio - Select Class Shares sold	178,948	1,491,826
Reinvestment of distributions	1,389	4,830
Shares redeemed	(220,870)	(1,545,270)
Net increase (decrease)	(40,533)	(48,614)

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

FIMM Funds: Treasury Only Portfolio / Treasury Portfolio / Government Portfolio / Prime Money Market Portfolio / Money Market Portfolio / Tax-Exempt Portfolio

Each year, typically in June, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract and sub-advisory agreements (together, the Advisory Contracts) for each fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information throughout the year.

The Board meets regularly each month except August and takes into account throughout the year matters bearing on Advisory Contracts. The Board, acting directly and through its separate committees, considers at each of its meetings factors that are relevant to the annual renewal of each fund's Advisory Contracts, including the services and support provided to each fund and its shareholders. At the time of the renewal, the Board had 12 standing committees, each composed of Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. Each committee has adopted a written charter outlining the structure and purposes of the committee. One such committee, the Fixed-Income Contract Committee, meets periodically as needed throughout the year to consider matters specifically related to the annual renewal of Advisory Contracts. The committee requests and receives information on, and makes recommendations to the Independent Trustees concerning, the approval and annual review of the Advisory Contracts.

At its June 2007 meeting, the Board of Trustees, including the Independent Trustees, unanimously determined to renew the Advisory Contracts for each fund. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to each fund and its shareholders (including the investment performance of each fund); (ii) the competitiveness of the management fee and total expenses of each fund; (iii) the total costs of the services to be provided by and the profits to be realized by the investment adviser and its affiliates from the relationship with each fund; (iv) the extent to which economies of scale would be realized as each fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders. The Board also approved amendments to each fund's agreements with foreign sub-advisers to clarify that each sub-adviser provides services as an independent contractor.

In determining whether to renew the Advisory Contracts for each fund, the Board ultimately reached a determination, with the assistance of fund counsel and Independent Trustees' counsel, that the renewal of the Advisory Contracts and the compensation to be received by Fidelity under the management contracts is consistent with Fidelity's fiduciary duty under applicable law. In addition to evaluating the specific factors noted above, the Board, in reaching its determination, is aware that shareholders in each fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by competitors to Fidelity, and that each fund's shareholders, with the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in that fund, managed by Fidelity.

Nature, Extent, and Quality of Services Provided. The Board considered staffing within the investment adviser, FMR, and the sub-advisers (together, the Investment Advisers), including the backgrounds of the funds' portfolio managers and the funds' investment objectives and disciplines. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the size, education, and experience of the Investment Advisers' investment staff, their use of technology, and the Investment Advisers' approach to recruiting, training, and retaining portfolio managers and other research, advisory, and management personnel. The Board considered Fidelity's extensive global research capabilities that enable the Investment Advisers to aggregate data from various sources in an effort to produce positive investment results. The Board noted that Fidelity's analysts have access to a variety of technological tools that enable them to perform both fundamental and quantitative analysis and to specialize in various disciplines. The Board also considered that Fidelity's portfolio managers and analysts have access to daily portfolio attribution that allows for monitoring of a fund's portfolio, as well as an electronic communication system that provides immediate real-time access to research concerning issuers and credit enhancers. In addition, the Board considered the trading resources that are an integrated part of the fixed-income portfolio management investment process.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, distribution, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency and pricing and bookkeeping services for each fund; (ii) the nature and extent of the Investment Advisers' supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, each fund's compliance policies and procedures.

The Board noted that the growth of fund assets across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through phone representatives and over the Internet, and investor education materials and asset allocation tools.

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing for a large variety of mutual fund investor services. For example, fund shareholders are offered the privilege of exchanging shares of a fund for shares of other Fidelity funds, as set forth in the fund's prospectus, without paying a sales charge. The Board noted that, since the last Advisory Contract renewals in June 2006, Fidelity has taken a number of actions that benefited particular funds, including (i) dedicating additional resources to investment research and to restructure the investment research teams; (ii) contractually agreeing to reduce the management fee on Fidelity Advisor Floating Rate High Income Fund; (iii) contractually agreeing to reduce the management fees on Fidelity's California, Massachusetts, New Jersey, and New York AMT Tax-Free Money Market Funds, launching new Institutional Classes and Service Classes of these funds, and contractually agreeing to impose expense limitations on these funds; (iv) eliminating the exchange fee on the Fidelity Select Portfolios and reducing the pricing and bookkeeping fee rates for these funds; (v) reducing the maximum transfer agency fee rates on high income funds and certain equity funds; (vi) proposing amended management contracts that, if approved by shareholders, will add a performance adjustment component to the management fees paid by 18 Fidelity Advisor equity funds; (vii) contractually agreeing to reduce fees for Ultra-Short Central Fund and the money market Central Funds; (viii) waiving the Fidelity Advisor funds' contingent deferred sales charge on certain redemptions made through systematic withdrawal programs; and (ix) amending the management contracts for equity and fixed-income funds whose management contracts incorporate a "group fee" structure by adding four new fee "breakpoints" to the group fee rate schedules.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees - continued

Investment Performance. The Board considered whether each fund has operated within its investment objective, as well as its record of compliance with its investment restrictions. It also reviewed each fund's absolute investment performance for each class, as well as each fund's relative investment performance for each class measured against a peer group of mutual funds deemed appropriate by the Board over multiple periods. For each fund, the following charts considered by the Board show, over the one-, three-, and five-year periods ended December 31, 2006, the cumulative total returns of Class I and Class III of the fund, and a range of cumulative total returns of a peer group of mutual funds identified by Lipper Inc. as having an investment objective similar to that of the fund. The returns of Class I and Class III show the performance of the highest and lowest performing classes, respectively (based on three-year performance). The box within each chart shows the 25th percentile return (bottom of box) and the 75th percentile return (top of box) of the peer group. Returns shown above the box are in the first quartile and returns shown below the box are in the fourth quartile. The percentage beaten numbers noted below each chart correspond to the percentile box and represent the percentage of funds in the peer group whose performance was equal to or lower than that of the class indicated.

Treasury Only Portfolio

The Board reviewed the fund's relative investment performance against its peer group and stated that the performance of Class I of the fund was in the second quartile for the one-year period and the first quartile for the three- and five-year periods. The Board considered that the variations in performance among the fund's classes reflect the variations in class expenses, which result in lower performance for higher expense classes.

Semiannual Report

Treasury Portfolio

The Board reviewed the fund's relative investment performance against its peer group and stated that the performance of Class I of the fund was in the first quartile for all the periods shown. The Board considered that the variations in performance among the fund's classes reflect the variations in class expenses, which result in lower performance for higher expense classes.

Government Portfolio

The Board reviewed the fund's relative investment performance against its peer group and stated that the performance of Class I of the fund was in the first quartile for all the periods shown. The Board considered that the variations in performance among the fund's classes reflect the variations in class expenses, which result in lower performance for higher expense classes.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees - continued

Prime Money Market Portfolio

The Board reviewed the fund's relative investment performance against its peer group and stated that the performance of Class I of the fund was in the first quartile for all the periods shown. The Board considered that the variations in performance among the fund's classes reflect the variations in class expenses, which result in lower performance for higher expense classes.

Money Market Portfolio

The Board reviewed the fund's relative investment performance against its peer group and stated that the performance of Class I of the fund was in the first quartile for all the periods shown. The Board considered that the variations in performance among the fund's classes reflect the variations in class expenses, which result in lower performance for higher expense classes.

Semiannual Report

Tax-Exempt Portfolio

The Board reviewed the fund's relative investment performance against its peer group and stated that the performance of Class I of the fund was in the first quartile for all the periods shown. The Board considered that the variations in performance among each fund's classes reflect the variations in class expenses, which result in lower performance for higher expense classes.

Based on its review, and giving particular weight to the nature and quality of the resources dedicated by the Investment Advisers to maintain and improve relative performance, the Board concluded that the nature, extent, and quality of the services provided to each fund will benefit each fund's shareholders, particularly in light of the Board's view that each fund's shareholders benefit from investing in a fund that is part of a large family of funds offering a variety of investment disciplines and services.

Competitiveness of Management Fee and Total Fund Expenses. The Board considered each fund's management fee and total expenses compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable management fee characteristics. Combining Lipper investment objective categories aids the Board's management fee and total expense comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

The Board considered two proprietary management fee comparisons for the 12-month periods shown in the charts below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group" and, for the reasons explained above, is broader than the Lipper peer group used by the Board for performance comparisons. The Total Mapped Group comparison focuses on a fund's standing relative to the total universe of comparable funds available to investors, in terms of gross management fees before expense reimbursements or caps. "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than a fund's. For example, a TMG % of 24% means that 76% of the funds in the Total Mapped Group had higher management fees than a fund. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to non-Fidelity funds similar in size to the fund within the Total Mapped Group. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee characteristics, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which a fund's management fee ranked, is also included in the charts and considered by the Board.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees - continued

Treasury Only Portfolio

Treasury Portfolio

Semiannual Report

Government Portfolio

Prime Money Market Portfolio

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees - continued

Money Market Portfolio

Tax-Exempt Portfolio

The Board noted that each fund's management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2006. Based on its review, the Board concluded that each fund's management fee was fair and reasonable in light of the services that the fund receives and the other factors considered.

In its review of the total expenses of each class of each fund, the Board considered the fund's management fee as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, fund-paid 12b-1 fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses. As part of its review, the Board also considered current and historical total expenses of each class of each fund compared to competitive fund median expenses. Each class of each fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the total expenses of Class I, Class II, and Select Class of each fund ranked below its competitive median for 2006, and the total expenses of Class III of each fund ranked above its competitive median for 2006. The Board noted that each fund offers multiple classes, each of which has a different 12b-1 fee structure, and that the multiple structures are intended to offer a range of pricing options for the intermediary market. The Board also noted that the total expenses of the classes vary primarily by the level of their 12b-1 fees.

Semiannual Report

In its review of total expenses, the Board also considered Fidelity fee structures and other information on clients that FMR and its affiliates service in other competitive markets, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients.

Based on its review, the Board concluded that the total expenses of each class of each fund were reasonable, although in some cases above the median of the universe presented for comparison, in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing each fund and its shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, FMR presents to the Board Fidelity's profitability for each fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the audited books and records of Fidelity. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of the results of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of Fidelity's methodologies used in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board believes that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board has also reviewed Fidelity's non-fund businesses and any fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the funds' business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of each fund and determined that the amount of profit is a fair entrepreneurial profit for the management of each fund.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including each fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which each fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions. The Board concluded that any potential economies of scale are being shared between fund shareholders and Fidelity in an appropriate manner.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on several topics, including (i) Fidelity's fund profitability methodology, profitability by investment discipline, and profitability trends within certain funds; (ii) Fidelity's compensation structure relative to competitors and its effect on profitability; (iii) funds and accounts managed by Fidelity other than the Fidelity funds, including fee arrangements; (iv) the total expenses of certain funds and classes relative to competitors; (v) fund performance trends; (vi) fall-out benefits received by certain Fidelity affiliates; and (vii) Fidelity's fee structures.

Based on its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that each fund's Advisory Contracts should be renewed.

Semiannual Report

Semiannual Report

Semiannual Report

Investment Advisor

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisor

Fidelity Investments Money Management, Inc.

Fidelity International Investment Advisors

Fidelity International Investment Advisors
(U.K.) Limited

Fidelity Research & Analysis Company

General Distributor

Fidelity Distributors Corporation
Boston, MA

Transfer and Shareholder
Servicing Agents

Fidelity Investments Institutional Operations Company, Inc.
Boston, MA
Treasury Only Portfolio, Treasury Portfolio,
Government Portfolio, Prime Money Market Portfolio
and Money Market Portfolio
Citibank, N.A.
New York, NY
Tax-Exempt Portfolio

Custodians

The Bank of New York
New York, NY
Treasury Only Portfolio, Treasury Portfolio,
Government Portfolio, Prime Money Market Portfolio
and Money Market Portfolio
Citibank, N.A.
New York, NY
Tax-Exempt Portfolio

IMM-SANN-1107 477928.1.0
1.537280.110

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

Item 2. Code of Ethics

Not applicable.

Item 3. Audit Committee Financial Expert

Not applicable.

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Colchester Street Trust's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Colchester Street Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Colchester Street Trust

By:	/s/Kimberley Monasterio
Kimberley Monasterio
President and Treasurer

Date:	November 28, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Kimberley Monasterio
Kimberley Monasterio
President and Treasurer

Date:	November 28, 2007
By:	/s/Joseph B. Hollis
Joseph B. Hollis
Chief Financial Officer

Date:	November 28, 2007